                                    [GRAPHIC]


                                    [GRAPHIC]



                                    [Graphic]



EQUITY

                                           LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                            LOOMIS SAYLES EMERGING MARKETS FUND

                                           LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

                                                      LOOMIS SAYLES GROWTH FUND

                                        LOOMIS SAYLES INTERNATIONAL EQUITY FUND

                                                    LOOMIS SAYLES RESEARCH FUND

                                            LOOMIS SAYLES SMALL CAP GROWTH FUND

                                             LOOMIS SAYLES SMALL CAP VALUE FUND

                                                       LOOMIS SAYLES VALUE FUND
                                       (formerly Loomis Sayles Core Value Fund)

                                                   LOOMIS SAYLES WORLDWIDE FUND

[LOGO]

Loomis Sayles Funds
                ANNUAL REPORT

                SEPTEMBER 30, 2001

TABLE OF CONTENTS


Corporate Overview                                                       1
Letter from the President                                                2
Economic and Market Overview                                             4
Institutional Class Average Annual Returns vs. Lipper Category Average
and Lipper Category Index                                                6
Fund and Manager Reviews                                                 8
Portfolio of Investments                                                28
Statements of Assets and Liabilities                                    70
Statements of Operations                                                72
Statements of Changes in Net Assets                                     74
Financial Highlights                                                    84
Notes to Financial Statements                                          106
Report of Independent Accountants                                      119
2001 U.S. Tax and Distribution Information to Shareholders             120
Supplemental Information                                               121

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P.

From the outset, Loomis Sayles has recognized the importance of maintaining an environment that provides our portfolio managers with the independence they need to perform effectively. This culture has enabled us to consistently attract talented investment professionals to our ranks -- to achieve the best possible results for our shareholders.

In concert with one of the largest and most experienced staff of career analysts and economists in the industry today, Loomis Sayles' portfolio managers take the lead in uncovering investment opportunities in the ever-changing global markets.

PHONE 800-626-9390 FOR INFORMATION ABOUT:

 . Establishing an account

 . Account procedures and status

 . Exchanges

 . Shareholder services

PHONE 800-633-3330 FOR ALL OTHER FUND INFORMATION:

To request any of the following, press the number

1 Automated account balances, last transaction, and distribution information

2 Speak to a customer service representative regarding an existing account

3 Net asset values and yields

4 Speak to a marketing representative

5 Advisory and broker/dealer services

6 Institutional and high net worth operations, trading and client services

As always, we are interested in your comments and in answering any questions. For more complete information about any of the Loomis Sayles Funds, including charges and expenses, please call Loomis Sayles Distributors, L.P. for a free prospectus at 800-633-3330 Monday through Friday, 8:45 a.m. to 4:45 p.m. EST or visit www.loomissayles.com. Read it carefully before you invest or send money.



                                    [Graphic]
Loomis Sayles Equity Funds

LETTER FROM THE PRESIDENT


   [PHOTO]        Dear Shareholders:

DANIEL J. FUSS    Uncertainty and nervousness characterized the financial markets
President and     and the economy throughout the fiscal year. And, as the period
Portfolio Manager drew to a close, the horrifying events of September 11 intensified these sentiments.

                  One of the most important factors driving the securities markets over the last two decades has been peace among developed nations. As defense spending declined, the government's share of total economic activity gradually shrunk. This freed up capital and resources for the private economy, resulting in higher equity prices, lower interest rates and a gradual decline in the inflation rate. The nation's economy flourished.

With peace disrupted, this very supportive influence now has ended. Thus, a key underpinning for favorable market trends has been removed, and it obviously has implications for investors. Nevertheless, the implications may be no greater than in previous periods of unrest that I have witnessed during my 40-plus years in this industry. We at Loomis Sayles believe we can meet the challenges ahead, as long as we focus on disciplined principles and strategies that have been successful over time.

Fundamental research has been the cornerstone of our investment philosophy since 1926 and continues to drive our investment-selection process. We believe research and the active management it supports offer excellent opportunities for attractive long-term investment performance, especially now.

Throughout our firm's 75-year history, it has been our experience that actively managed stock and bond funds often excel after periods of market instability and uncertainty. Active managers--supported by a powerful research effort--can exploit market inefficiencies and volatility. Over time, the ability to take advantage of such market opportunities can prove extremely rewarding.

A classic investment principle also demonstrated its validity during the past year--the need for broad portfolio diversification. Different asset classes and investment styles offer varying degrees of risk and reward, and they often respond differently to changing market and economic factors. As such, we believe the best way to achieve attractive long-term return potential is to invest in a mix of stock and bond mutual funds, both international and domestic, appropriate to your goals and risk tolerance. That way, you will be more likely to participate in market rallies and outperform in market downturns.

We encourage you to remain committed to your investment plan and focus on performance generated over time--not returns realized in a single quarter or even in a single year. As an investor, it is crucial to maintain a long-term perspective, as it often takes several years for investments to realize their true and full potential.

We appreciate your ongoing confidence in Loomis Sayles Funds, as we continue to fulfill our commitment to helping you realize your investment goals.

Sincerely,

/s/ Daniel J. Fuss

Daniel J. Fuss
President
Loomis Sayles Funds



                                    [Graphic]
Loomis Sayles Equity Funds

ECONOMIC AND MARKET OVERVIEW


Annual Report for the Period Ended September 30, 2001

Stock Market Review
After a twelve-month period (March 2000 - March 2001) in which the S&P 500 Index lost 22.00 percent of its value and the NASDAQ Index was down nearly
70.00 percent, the second quarter of 2001 gave some indication that the worst was over, and that the U.S. stock market was set for a recovery. Economic news was mixed, with positive signs coming from certain consumer sectors (housing, retail, consumer confidence) offsetting weaker signals being emitted by business (declining growth rates, reduced capital investments and expenditures). Unemployment, while above the recent lows of the past two years, was still comfortably below 5.00 percent. Inflation was well under control, with annualized rates running around 2.70 percent. For the second quarter, the S&P 500 Index (a good proxy for large company stocks) responded by going up
5.85 percent, and the Russell 2000 Index (a comparable measure of small company stocks) rose 14.26 percent, which could often be seen as a good year.

But as if on a schedule, once the books were closed on the second quarter, the equity markets decided to reflect the bad news more than the good. As company after company either reported or warned of earnings weakness in July and August, the markets reverted back to their late-2000 form, with double-digit losses being felt in influential sectors such as consumer cyclicals, financial services, and technology. By September 10, the S&P 500 Index was down over
10.00 percent for the quarter, and the Russell 2000 Index had fallen nearly
14.00 percent.

There is nothing that we can say about the events of September 11 that has not already been said. Both the psychological and economic effects of the terrorist attacks are going to be felt for a long time. The New York Stock Exchange was closed for four days, and when trading resumed, the market was characterized by high volatility, mostly on the down side, with all major indices falling 4.00-8.00 percent in the last two weeks of the third quarter.

Pockets of strength, which could be found in the market, became more easily identifiable. Good relative returns could be found in traditional safe havens such as healthcare and food and beverage stocks, as well as defense contractors and telecommunications companies (perhaps in anticipation of an increase in teleconferencing and telecommuting in the business world). Stocks that suffered the most were those with the most aggressive growth expectations, highest historical price volatility, and lowest dividend payouts.

The losses have not been confined to the U.S. markets, given the ever-increasing correlations among major world economies. While Japan and Germany have both held up reasonably well since the attacks, the EAFE Index still lost 14.00 percent of its value in the third quarter alone, and the numbers would have been worse had it not been for a 10-week stretch from early July to mid-September when the Euro gained 11.00 percent in value against the dollar.

Bond Market Review
Bonds have always been sensitive to two factors--economic strength and interest rates. In many cases, the two forces work in opposition (interest rates fall in a weak economy), and the resulting impact on the bond market is like a tug-of-war. In the six months ending September 30, 2001, the battle was won by interest rates, meaning that lower-quality debt instruments, which are more subject to economic influences, under-performed high-quality securities, which are more sensitive to interest rate changes.

Twelve months ago, fixed income markets experienced an uncommon phenomenon known as an "inverted curve", which simply means that yields being paid on short-term securities are higher than those being paid on long-term securities. This is generally perceived as a leading indicator of economic (and subsequently capital market) weakness, for two reasons. First, the high yields on cash and similar instruments make them appealing places to store money. And second, banks, which borrow at short-term rates and lend at long-term rates, become more reluctant to make loans, thereby having a tightened effect on the money supply and market liquidity. This condition existed through the end of November 2000. The last two times the yield curve was inverted--the spring of 1989 and the summer of 1982--economic recessions followed approximately one year later.

Alan Greenspan and the Federal Reserve Board of Governors have done their best to give the economy a boost by making money cheaper to borrow. The Federal discount rate, which began the year at 6.00 percent, was down to 2.50 percent by the end of September, thanks to eight separate rate cuts, five of which occurred since April 1. The Federal Reserve Board, however, can only exercise control over the short end of the yield curve; free market forces control the rest of the maturity spectrum, where most borrowing and lending takes place. Subsequently, the Federal Reserve Board is finding out, much like Japan's Ministry of Finance has seen, that its ability to influence the economy through short-term rate cuts is becoming increasingly limited. Japan's discount rate is effectively zero, yet tight lending standards and general pessimism have failed to stimulate loan demand as much as the Ministry may have hoped.

Washington also tried to give the economy a boost in July 2001 with the issuance of tax rebate checks. This was the most immediately visible effect of lower tax rates, and is intended to shift more of the economy's purchasing power into the hands of private consumers, who have shown the greatest resistance to slowdown lately. Consumer confidence, however, was in a sharp decline, presumably due to the bear market and rising unemployment, even before September 11.

Every sector of the investment grade bond market turned in double-digit returns over the last twelve months. Leading the way were bonds issued by foreign governments, single-A and AA-rated corporate bonds, and "seasoned" long bonds (issued prior to the year 2000 but still more than ten years from maturity) issued by the U.S. Treasury or government agencies. The catalyst for these high returns was the fact that the U.S. Treasury was using surplus revenues to buy back long bonds that it had issued in past years. Falling interest rates suppressed returns for fixed-rate mortgage securities somewhat, as homeowners paid off high-interest loans and refinanced into lower-interest loans. However, asset-backed bonds, which are similar in their potential for fluctuating prepayment rates, did well in the second half of the past year, as general economic weakness saw more debtors willing to just make minimum payments on their loans, prefering to hold their cash as a buffer against more adversity.

Lagging well behind all of these sectors were high yield bonds, which trade more on their credit strength than on changes in interest rates. The universe of non-investment grade bonds was down more than 5% as a whole, with only those issues rated BB showing any positive return as a group.

Most major foreign governments joined forces with the U.S. in cutting their interest rates in mid-September, as they too were faced with the now-inevitable prospect of recession. The eleven countries that make up "Euroland" (using the Euro as a common currency) had an aggregate GDP growth rate of only 0.20 percent in the second quarter, which was the weakest growth in eight years.



                                    [Graphic]
Loomis Sayles Equity Funds

INSTITUTIONAL CLASS


AVERAGE ANNUAL RETURNS VS. LIPPER CATEGORY AVERAGE AND LIPPER CATEGORY INDEX/(1)/ FOR THE PERIODS ENDED SEPTEMBER 30, 2001

-----------------------------------------------------------------------------------------------
                                                                                    SINCE
                                              1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(2)(3)
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND          -71.12% 12.30%    NA       NA        10.24%
 Lipper Mid-Cap Growth Funds Average          -46.88%  6.75%    NA       NA         4.18%
 Rank                                         395/405 64/266    NA       NA        34/188
 Percentile                                     98      24      NA       NA          18
 Lipper Mid-Cap Growth Funds Index            -48.39%  6.71%    NA       NA         4.12%
LOOMIS SAYLES EMERGING MARKETS FUND           -45.43%   NA      NA       NA        -10.48%
 Lipper Emerging Markets Funds Average        -32.16%   NA      NA       NA        -16.01%
 Rank                                         183/184   NA      NA       NA        119/171
 Percentile                                     99      NA      NA       NA          70
 Lipper Emerging Markets Funds Index          -31.61%   NA      NA       NA        -16.52%
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND          -75.59%   NA      NA       NA        -50.49%
 Lipper Science and Technology Funds Average  -69.58%   NA      NA       NA        -49.49%
 Rank                                         231/336   NA      NA       NA        97/178
 Percentile                                     69      NA      NA       NA          55
 Lipper Science and Technology Funds Index    -67.80%   NA      NA       NA        -47.01%
LOOMIS SAYLES GROWTH FUND                     -50.83% -2.13%   2.58%   7.22%        8.36%
 Lipper Large-Cap Growth Funds Average        -43.77% -0.86%   6.01%   9.79%        9.81%
 Rank                                         648/817 331/508 242/300  76/91        75/91
 Percentile                                     80      66      81       83          82
 Lipper Large-Cap Growth Funds Index          -45.68% -3.05%   5.73%   10.15%      10.02%
LOOMIS SAYLES INTERNATIONAL EQUITY FUND       -34.45%  5.14%   3.41%   6.16%        6.28%
 Lipper International Funds Average           -30.93% -0.13%   1.02%   5.41%        5.34%
 Rank                                         490/713 61/525  73/332   20/55        18/53
 Percentile                                     69      12      22       36          34
 Lipper International Funds Index             -28.60%  0.33%   2.14%   5.95%        5.93%

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

/(1)/Lipper Category Average total return represents the average annual total return for all funds in each fund's corresponding investment category as determined by Lipper Inc. The Lipper Category Index total return represents the average annual total return of 30 funds, or 10 funds for the Lipper Emerging Markets Funds Index, Lipper Global Flexible Portfolio Funds Index and Lipper Science and Technology Funds Index in each fund's corresponding investment category as determined by Lipper. Rankings are based on the total return of each fund for the period relative to the total return of all funds in that fund's corresponding investment category. It is not possible to invest directly in an index.
  Source: Lipper, Inc.

--------------------------------------------------------------------------------------------------
                                                                                       SINCE
                                                 1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(2)(3)
--------------------------------------------------------------------------------------------------
LOOMIS SAYLES RESEARCH FUND                      -34.68%   NA      NA       NA        -27.32%
 Lipper Large-Cap Core Funds Average             -27.41%   NA      NA       NA        -23.13%
 Rank                                            613/667   NA      NA       NA        525/660
 Percentile                                        92      NA      NA       NA          80
 Lipper Large-Cap Core Funds Index               -27.89%   NA      NA       NA        -23.66%
LOOMIS SAYLES SMALL CAP GROWTH FUND              -65.17% -1.49%    NA       NA        -0.18%
 Lipper Small-Cap Growth Funds Average           -38.23%  9.47%    NA       NA         4.34%
 Rank                                            343/347 218/252   NA       NA        126/167
 Percentile                                        99      87      NA       NA          75
 Lipper Small-Cap Growth Funds Index             -40.72%  9.07%    NA       NA         3.51%
LOOMIS SAYLES SMALL CAP VALUE FUND                3.87%  12.23%  10.39%   14.24%      15.18%
 Lipper Small-Cap Value Funds Average             4.47%  11.38%  9.18%    12.03%      12.19%
 Rank                                            145/260 81/193  39/102    7/30        6/29
 Percentile                                        56      42      38       23          20
 Lipper Small-Cap Value Funds Index               2.33%   9.21%  8.69%    11.55%      11.71%
LOOMIS SAYLES VALUE FUND                         -7.05%   2.10%  7.48%    11.03%      10.86%
 Lipper Large-Cap Value Funds Average            -12.32%  3.82%  8.21%    11.29%      11.37%
 Rank                                            59/281  135/199 82/141   26/47        30/46
 Percentile                                        21      68      58       55          64
 Lipper Large-Cap Value Funds Index              -15.60%  3.84%  9.19%    11.99%      12.04%
LOOMIS SAYLES WORLDWIDE FUND                     -15.03% 16.75%  9.18%      NA         9.12%
 Lipper Global Flexible Portfolio Funds Average  -17.10%  3.38%  5.67%      NA         5.52%
 Rank                                             32/89   2/81    6/54      NA         5/48
 Percentile                                        36       3      11       NA          11
 Lipper Global Flexible Portfolio Funds Index    -17.21%  4.65%  5.64%      NA         5.74%

/(2)/Actual Inception Dates:

Aggressive Growth Fund    December 31, 1996
Emerging Markets Fund     November 9, 1999
Global Technology Fund    January 31, 2000
Growth Fund               May 16, 1991
International Equity Fund May 10, 1991
Research Fund             July 31, 2000
Small Cap Growth Fund     December 31, 1996
Small Cap Value Fund      May 13, 1991
Value Fund                May 13, 1991
Worldwide Fund            May 1, 1996

/(3)/Lipper index and ranking performance data is reported only as of month end. For each Fund with an inception date other than at month end, Lipper index data is reported as of the month end closest to the Fund's inception date (e.g., for a Fund with an inception date of November 9, 1999, index performance data is reported as of October 31, 1999). Lipper ranking data is reported as of the month end following the Fund's inception date.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

[PHOTO]              [PHOTO]         Loomis Sayles Aggressive Growth Fund

CHRISTOPHER R. ELY   DAVID L. SMITH  Key Fund Facts

                                     Objective| Long-term capital growth

                                     Strategy| Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell Midcap
                                     Growth Index
     [PHOTO]
                     Fund Inception Date| 12/31/96
  PHILIP C. FINE
                     Commencement of Operations of Class|
                     Institutional: 1/2/97; Retail: 1/2/97; Admin: 7/31/00

                     Expense Ratio| Institutional: 1.00%; Retail: 1.25%;
                     Admin: 1.50%

                     Total Net Assets (all classes)| $60.2 Million

---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional, Retail and Admin classes of the Aggressive Growth Fund returned -71.12%, -71.21% and -71.26%, respectively, compared to the -51.77% return for the Fund's benchmark, the Russell Midcap Growth Index. The total return for the Lipper Mid-Cap Growth Funds Average was -46.88% for the same period.

PORTFOLIO REVIEW
Throughout the year we sought to remain true to the Fund's style to invest generally in emerging growth stocks. This policy constrained performance relative to some of the Fund's peers. More important was the impact of poor stock selection and the Fund's overweight position in technology issues. In retrospect, we clearly underestimated the velocity and depth of the economic downturn and maintained an overly aggressive investment posture. As such, the Fund had a higher degree of volatility than its benchmark, which hurt performance during this bear market.

Stable growth stocks in more defensive industries, such as health care, generated the best relative performance for the Fund during the year. In particular, the Fund enjoyed positive results from specialty pharmaceuticals, health care services and biotechnology stocks during the year. Technology was the weakest sector, hurt by the combination of high price/earnings multiples and decelerating earnings.

PORTFOLIO POSITIONING
Our objective is to differentiate between fundamentally sound companies whose growth has slowed due to macroeconomic conditions and those that have under-performed for company-specific reasons. The silver lining in this current downturn is we believe that some terrific growth companies have been marked down to the point where valuations are quite compelling. We have attempted to take advantage of this scenario to strike a more equitable balance between companies with highly visible growth prospects, such as health care companies, and those whose growth is more leveraged to a turn in the economic cycle, including technology names.



/s/ Christopher Ely /s/ David L. Smith /s/ Phillip Fine
Christopher R. Ely    David L. Smith    Philip C. Fine

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

----------------------------------------------------------------------------------
                                                                        SINCE
                                                     1 YEAR  3 YEARS INCEPTION(a)
----------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (INSTITUTIONAL) -71.12% 12.30%     10.24%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (RETAIL)        -71.21% 11.97%      9.93%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (ADMIN)/(b)/    -71.26% 11.48%      9.41%
Lipper Mid-Cap Growth Funds Index/(c)/               -48.39%  6.71%      4.12%
Lipper Multi-Cap Growth Funds Index/(c)/             -49.06%  0.42%      4.61%
Russell Midcap Growth Index/(d)/                     -51.77%  2.00%      4.13%

                               CUMULATIVE PERFORMANCE/(e)/--12/31/96 TO 9/30/01
                                    [CHART]

                Lipper Multi-Cap         Loomis Sayles Aggressive    Russell Midcap    Lipper Mid-Cap Growth
               Growth Funds Index              Growth Fund            Growth Index        Funds Index
12/31/1996           10000                        10000                  10000              10000
01/31/97             10480                        10620                  10443              10256
02/28/97             10191                        10290                  10213               9574
03/31/97              9665                         9630                   9635               8846
04/30/97              9971                         9740                   9872               8769
05/31/97             10817                        10620                  10756               9912
06/30/97             11223                        10720                  11054              10329
07/31/97             12257                        11810                  12112              10960
08/31/97             11921                        11540                  11994              10929
09/30/97             12675                        12570                  12601              11712
10/31/97             12115                        12290                  11970              11056
11/30/97             12191                        11910                  12096              10879
12/31/97             12295                        12265                  12254              11134
01/31/98             12349                        11625                  12033              10923
02/28/98             13376                        12553                  13165              11851
03/31/98             14029                        12980                  13717              12465
04/30/98             14191                        13322                  13903              12519
05/31/98             13652                        12724                  13331              11789
06/30/98             14354                        13375                  13708              12332
07/31/98             14004                        12692                  13121              11511
08/31/98             11412                        10119                  10617               9029
09/30/98             12234                        11219                  11420               9971
10/31/98             12922                        11977                  12261              10338
11/30/98             13821                        12073                  13088              11123
12/31/98             15344                        13680                  14443              12558
01/31/99             16287                        13813                  14876              13181
02/28/99             15438                        13537                  14149              12158
03/31/99             16317                        17363                  14937              13024
4/30/1999            16713                        18248                  15617              13559
5/31/1999            16391                        18923                  15416              13502
6/30/1999            17537                        21400                  16493              14590
7/31/1999            17142                        21234                  15968              14391
8/31/1999            16970                        22473                  15802              14318
9/30/1999            16873                        22207                  15667              14736
10/31/1999           18062                        27803                  16879              16039
11/30/1999           19510                        32629                  18626              18050
12/31/1999           22456                        40738                  21851              21816
1/31/2000            22229                        41880                  21847              21441
2/29/2000            25782                        56943                  26440              26814
3/31/2000            25681                        51718                  26467              24927
04/30/2000           23528                        46828                  23898              21639
05/31/2000           21941                        42110                  22156              19693
06/30/2000           24117                        48073                  24507              22754
07/31/2000           23360                        46932                  22955              21810
08/31/2000           25890                        55547                  26417              24662
09/30/2000           24317                        55028                  25125              23477
10/31/2000           22905                        46678                  23406              21579
11/30/2000           19153                        34943                  18320              17066
12/31/2000           19750                        38459                  19284              18296
1/31/2001            20150                        35283                  20386              18545
2/28/2001            17201                        27549                  16860              15763
3/31/2001            15357                        23577                  14447              14091
4/30/2001            17232                        27444                  16855              15948
5/31/2001            17139                        26166                  16776              16080
6/30/2001            16834                        25370                  16784              16017
7/31/2001            15925                        22838                  15652              15175
8/31/2001            14551                        19944                  14518              14158
9/30/2001            12388                        15890                  12119              12116


Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional and Retail Classes of shares is December 31, 1996. Inception date of the Admin Class of shares is July 31, 2000.
(b)Performance shown for periods prior to the inception date of the Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown adjusted to reflect the current levels of management and 12b-1 fees payable by the respective Class of shares.
(c)The Lipper Mid-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. The Lipper Multi-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the multi-cap growth funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(d)The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e)Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

[PHOTO]      [PHOTO]              Loomis Sayles Emerging Markets Fund

ESWAR MENON  ALEXANDER MUROMCEW   Key Fund Facts

                                  Objective| Long-term capital growth

                                  Strategy| Invests primarily in stocks of issuers located in countries with emerging securities markets

                                  Fund Inception Date| 11/9/99
[PHOTO]
              Commencement of Operations of Class|
JOHN TRIBOLET Institutional: 11/9/99; Retail: 5/9/00

              Expense Ratio| Institutional: 2.25%; Retail: 2.50%

              Total Net Assets (all classes)| $1.8 Million

---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional and Retail classes of the Emerging Markets Fund returned -45.43% and -45.66%, respectively, compared to the -33.16% return for the Fund's benchmark, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index GD. The total return for the Lipper Emerging Markets Funds Average was -32.16% for the same period.

PORTFOLIO REVIEW
The year was a challenging one for growth companies and the Fund. In particular, technology companies continued to decline in 2001, with no signs of immediate recovery. We attribute the Fund's relative under-performance to an overweight position in the information technology sector and to poor stock selection in the telecommunications services sector. From a country perspective, overweight positions in Singapore and Israel, an underweight in Malaysia, and poor stock selection in Brazil, India and Mexico had the largest negative effects on the Fund during the year.

PORTFOLIO POSITIONING
We believe that the portfolio is well diversified from a country and sector standpoint, with large underweights in Malaysia and Taiwan and the energy and materials sectors and overweights in India and Israel and the financial and information technology sectors. We believe that the short-term emerging market outlook remains volatile and fragile, but long-term prospects are favorable, due to solid U.S. and European monetary and fiscal policies, including the already enacted U.S. tax deduction; continuing Japanese reforms; and increasing free trade. We feel that near term, foreign markets potentially may hold up better than the U.S. market, because we feel that foreign markets should be less affected by the slowing demand resulting from the September 11 attacks. In addition, we believe that there may be a positive currency effect, with monies flowing out of the U.S. dollar and into other currencies.

/s/ Eswar Menon /s/ Alexander Moromcew /s/ John Tribolet
Eswar Menon       Alexander Muromcew     John Tribolet

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

  ----------------------------------------------------------------------------
                                                                    SINCE
                                                         1 YEAR  INCEPTION(a)
  ----------------------------------------------------------------------------
  LOOMIS SAYLES EMERGING MARKETS FUND (INSTITUTIONAL)    -45.43%   -10.48%
  LOOMIS SAYLES EMERGING MARKETS FUND (RETAIL)/(b)/      -45.66%   -10.84%
  Lipper Emerging Markets Funds Index/(c)/               -31.61%   -16.52%
  Morgan Stanley Capital International EMF Index GD/(d)/ -33.16%   -19.67%

                                CUMULATIVE PERFORMANCE/(e)/--11/9/99 TO 9/30/01
                                    [CHART]

                Lipper Emerging         Loomis Sayles          Morgan Stanley Capital
              Markets Fund Index    Emerging Markets Fund    International EMF Index GD
11/9/1999         10000                     10000                    10000
11/30/1999        11103                     13290                    10897
12/31/1999        13054                     17190                    12282
1/31/2000         12902                     16360                    12356
2/29/2000         13286                     20570                    12519
3/31/2000         13326                     21250                    12580
04/30/2000        11876                     17430                    11387
05/31/2000        11244                     15400                    10917
06/30/2000        11801                     16400                    11301
07/31/2000        11320                     15700                    10720
08/31/2000        11437                     16600                    10773
09/30/2000        10344                     14860                     9832
10/31/2000         9572                     13860                     9119
11/30/2000         8706                     11514                     8322
12/31/2000         9021                     12229                     8523
1/31/2001         10066                     13641                     9693
2/28/2001          9285                     11943                     8933
3/31/2001          8400                     10184                     8057
4/30/2001          8829                     11289                     8455
5/31/2001          9071                     11238                     8556
6/30/2001          8913                     11013                     8381
7/31/2001          8360                     10328                     7851
8/31/2001          8251                      9735                     7774
9/30/2001          7074                      8109                     6571



Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Funds.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is November 9, 1999. Since Lipper Emerging Markets Funds Index and Morgan Stanley Capital International EMF Index GD performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (October 31, 1999). Inception date of the Retail Class of shares is May 9, 2000.
(b)Performance shown for the period prior to the inception date of the Retail Class (May 9, 2000) represents the performance of the Institutional Class of shares during the period shown, adjusted to reflect the current fee payable by the respective class of shares (i.e. a .25% 12b-1 fee).
(c)The Lipper Emerging Markets Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the emerging markets funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(d)The Morgan Stanley Capital International EMF Index GD is an unmanaged regional index comprised of 26 emerging market countries, with gross dividends reinvested. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual funds. It is not possible to invest directly in an index.
(e)Cumulative performance is shown for the Institutional Class of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (October 31, 1999). Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW


[PHOTO]              [PHOTO]      Loomis Sayles Global Technology Fund

CHRISTOPHER R. ELY   ESWAR MENON  Key Fund Facts

                                  Objective| Long-term capital growth

                                  Strategy| Invests in stocks of technology companies located in the United States or abroad

Fund Inception Date| 1/31/00

Commencement of Operations of Class| Institutional: 1/31/00; Retail: 1/31/00

Expense Ratio| Institutional: 1.50%; Retail: 1.75%

Total Net Assets (all classes)| $2.0 Million
---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional and Retail classes of the Global Technology Fund returned -75.59% and -75.62%, respectively, compared to the -28.14% return for the Fund's benchmark, the Morgan Stanley Capital International World Index ND. The total return for the Lipper Science & Technology Funds Average was -69.58% for the same period.

PORTFOLIO REVIEW
The past year remained dismal for growth investors and particularly grim for technology fans. Since the spring of 2000, technology companies throughout the world have suffered earnings disappointments and downgrades and have experienced sharp stock price declines. The dramatically slowing economy along with the ongoing collapse of Internet names and a significant tightening of the capital markets turned what had been a sharp correction into a severe bear market.

Given the difficult environment for technology, there were many losers in the portfolio. And although the portfolio is diversified across a number of technology focused industries, the declines were widespread. We eliminated several technology stocks due to poor fundamental performance and after considering the difficult environment. In particular, we reduced exposure to information technology due to continued revenue and earnings shortfalls, primarily in the software sector. Nevertheless, we maintained an overweight position in information technology, and this overweight, combined with poor stock performances in the sector, accounted for much of the Fund's relative underperformance. We also reduced the portfolio's weighting in Japan, as we took profits on many stocks that had rallied due to the Japanese prime minister's revitalization plans. From a country perspective, holdings in Canada, France, India, Israel and Singapore were negative influences on performance.

PORTFOLIO POSITIONING
We believe that the portfolio is well diversified from a country and sector standpoint, with large under-weightings in Japan, Germany and the United Kingdom and in the telecommunications services sector. We will strive to continue to focus on high-quality technology firms that we believe are leaders in their market niches. We believe that these companies will drive the Fund's performance once this current storm subsides.



/s/ Christopher Ely /s/ Eswar Menon
Christopher R. Ely    Eswar Menon

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

-----------------------------------------------------------------------------------------------
                                                                                     SINCE
                                                                          1 YEAR  INCEPTION(a)
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (INSTITUTIONAL)                      -75.59%   -50.49%
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (RETAIL)                             -75.62%   -50.78%
Lipper Science and Technology Funds Index/(b)/                            -67.80%   -47.01%
Morgan Stanley Capital International World Index ND/(c)/                  -28.14%   -18.89%
Morgan Stanley Capital International Information Technology Index GD/(d)/ -62.78%   -48.18%

                                CUMULATIVE PERFORMANCE/(e)/--1/31/00 TO 9/30/01
                                    [CHART]

               Lipper Science &             Loomis Sayles Global       Morgan Stanley             Morgan Stanley Capital
                 Technology                    Technology Fund        Capital International      International Information
                 Fund Index                                             World Index ND                Technology GD
1/31/2000          10000                           10000                    10000                        10000
2/29/2000          12694                           13520                    10026                        11168
3/31/2000          12307                           14110                    10717                        11819
04/30/2000         10870                           12130                    10263                        10874
05/31/2000          9559                           10880                    10002                         9769
06/30/2000         11008                           12740                    10338                        10724
07/31/2000         10425                           11740                    10045                        10066
08/31/2000         12007                           13690                    10371                        11027
09/30/2000         10776                           12700                     9818                         8984
10/31/2000          9594                           10790                     9652                         8296
11/30/2000          7121                            7820                     9065                         6844
12/31/2000          7047                            8330                     9211                         6273
1/31/2001           7761                            8410                     9392                         7093
2/28/2001           5738                            6090                     8598                         5190
3/31/2001           4898                            4790                     8027                         4575
4/30/2001           5854                            5620                     8619                         5359
5/31/2001           5581                            5260                     8506                         5055
6/30/2001           5489                            5080                     8239                         4929
7/31/2001           5049                            4530                     8128                         4626
8/31/2001           4418                            3870                     7737                         4035
9/30/2001           3470                            3100                     7054                         3342


Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

The Fund concentrates its investments in the technology sector, which may perform differently and be more or less volatile than the market as a whole, and accordingly, that sector may be more susceptible to economic, business or other developments, all of which may impact the value of the Fund.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional and Retail Class of shares is January 31, 2000.
(b)The Lipper Science & Technology Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the science & technology funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(c)The Morgan Stanley Capital International World Index ND is an unmanaged regional index comprised of 22 developed market countries, with net dividends reinvested (net of foreign withholding tax). The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual funds. It is not possible to invest directly in an index.
(d)The Morgan Stanley Capital International Information Technology Index GD, is an unmanaged regional and sectorial index comprised of 22 developed market countries, with gross dividends reinvested. It is not possible to invest directly in an index.
(e)Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW



[PHOTO]           [PHOTO]               Loomis Sayles Growth Fund

MARK B. BARIBEAU  PAMELA N. CZEKANSKI   Key Fund Facts

                                        Objective| Long-term growth of capital

                                        Strategy| Invests in stocks with large
                                        market capitalization

[PHOTO]           Fund Inception Date| 5/16/91

RICHARD SKAGGS    Commencement of Operations of Class| Institutional:
                  5/16/91; Retail: 1/2/97; Admin: 7/31/00

                  Expense Ratio| Institutional: 0.85%; Retail: 1.10%;
                  Admin: 1.35%

                  Total Net Assets (all classes)| $22.2 Million

---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional, Retail and Admin classes of the Growth Fund returned -50.83%, -50.90% and -50.94%, respectively, compared to the -26.63% return for the Fund's benchmark, the Standard & Poor's 500 Index. The total return for the Lipper Large-Cap Growth Funds Average was -43.77% for the same period.

PORTFOLIO REVIEW
Large-cap growth stocks declined significantly during the 12-month period, led by the dramatic drop in technology stock prices. Earnings disappointments, weakening revenue growth, and credit problems throughout the technology sector contributed to the downturn. In addition, profit outlooks deteriorated due to an economy on the brink of recession. Given this activity, we reduced the Fund's overall technology weighting, but the aggressive nature of the technology holdings we held and the subsequent earnings losses those holdings experienced hurt the Fund's relative performance.

In addition to reducing the Fund's technology weighting, we also cut back on exposure to financial services, energy, utilities and consumer discretionary stocks. The fallout from the September 11 terrorist attacks disrupted the consumer discretionary sector, one of the Fund's strongest. In particular, retail stocks posted negative results in the third quarter of calendar 2001--the first time the sector showed negative performance this year. On the bright side, the sharp market correction allowed us to take advantage of good value opportunities. In general, we limited our purchases to companies with strong earnings visibility, ranging from household products companies to Internet names. We also explored opportunities among insurers, as we feel it appears that a major new pricing cycle for property/casualty and reinsurance companies should benefit the industry going forward.

PORTFOLIO POSITIONING
We will continue to focus on identifying companies that we believe can emerge from this downturn and lead their industries when growth resumes. As such, we've altered our strategy to reflect the persistent weakness in the economy and the reported corporate profits growth for more cyclically sensitive companies.

          /s/ Mark Baribeau /s/ Pamela N. Czekanski /s/ Richard Skaggs
          Mark B. Baribeau    Pamela N. Czekanski     Richard Skaggs

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

----------------------------------------------------------------------------------------
                                                                              SINCE
                                          1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
----------------------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND (INSTITUTIONAL) -50.83% -2.13%   2.58%    7.22%      8.36%
LOOMIS SAYLES GROWTH FUND (RETAIL)/(b)/   -50.90% -2.35%   2.35%    7.10%      8.24%
LOOMIS SAYLES GROWTH FUND (ADMIN)/(b)/    -50.94% -2.95%   1.86%    6.71%      7.86%
Lipper Large-Cap Growth Funds Index/(c)/  -45.68% -3.05%   5.73%   10.15%     10.02%
S&P 500 Index/(d)/                        -26.63%  2.03%  10.22%   12.70%     12.32%

                               CUMULATIVE PERFORMANCE/(e)/ --5/16/91 TO 9/30/01
                                    [CHART]

               Lipper Large-Cap        Loomis Sayles        S&P 500
              Growth Funds Index        Growth Fund          Index
5/16/1991           10000                  10000             10000
6/30/1991            9455                  10660              9542
7/31/1991            9974                  11640              9987
8/31/1991           10313                  12146             10223
9/30/1991           10207                  12340             10052
10/31/1991          10369                  12760             10187
11/30/1991           9999                  11963              9777
12/31/1991          11190                  13421             10895
1/31/1992           11171                  13198             10692
2/29/1992           11242                  13332             10830
3/31/1992           10865                  12382             10620
4/30/1992           10811                  11778             10932
5/31/1992           10927                  12237             10985
6/30/1992           10608                  11812             10822
7/31/1992           10993                  12270             11264
8/31/1992           10800                  12035             11033
9/30/1992           10994                  12214             11163
10/31/1992          11216                  12874             11201
11/30/1992          11788                  13566             11583
12/31/1992          11961                  13924             11725
1/31/1993           12012                  14080             11823
2/28/1993           11795                  13924             11984
3/31/1993           12170                  14293             12237
4/30/1993           11795                  13857             11941
5/31/1993           12240                  14583             12261
6/30/1993           12338                  14673             12297
7/31/1993           12254                  14662             12247
8/31/1993           12763                  15310             12712
9/30/1993           12954                  15489             12614
10/31/1993          13102                  15522             12875
11/30/1993          12837                  14896             12753
12/31/1993          13236                  15220             12907
1/31/1994           13718                  15769             13346
2/28/1994           13496                  15196             12983
3/31/1994           12835                  14624             12417
4/30/1994           12897                  14752             12577
5/31/1994           12975                  14787             12783
6/30/1994           12491                  14063             12470
7/31/1994           12850                  14542             12879
8/31/1994           13508                  15033             13407
9/30/1994           13187                  14659             13079
10/31/1994          13524                  15231             13373
11/30/1994          13026                  14530             12886
12/31/1994          13127                  14665             13077
1/31/1995           13229                  14840             13416
2/28/1995           13685                  15239             13939
3/31/1995           14073                  15650             14351
4/30/1995           14457                  15849             14773
5/31/1995           14935                  16354             15364
6/30/1995           15698                  17421             15720
7/31/1995           16552                  18243             16242
8/31/1995           16644                  18665             16283
9/30/1995           17262                  19134             16970
10/31/1995          17164                  18970             16909
11/30/1995          17704                  19404             17651
12/31/1995          17711                  19197             17991
1/31/1996           18232                  19172             18603
2/29/1996           18642                  19788             18776
3/31/1996           18651                  19813             18957
4/30/1996           19094                  20957             19236
5/31/1996           19658                  21498             19733
6/30/1996           19481                  21536             19808
7/31/1996           18438                  19587             18933
8/31/1996           18991                  20417             19332
9/30/1996           20313                  21811             20421
10/31/1996          20566                  22700             20983
11/30/1996          21896                  23655             22569
12/31/1996          21352                  23011             22122
1/31/1997           22706                  25048             23504
2/28/1997           22380                  23661             23688
3/31/1997           21233                  22257             22715
4/30/1997           22398                  22069             24071
5/31/1997           23918                  24243             25537
6/30/1997           24920                  25031             26683
7/31/1997           27301                  27565             28804
8/31/1997           25812                  26945             27190
9/30/1997           27238                  29336             28679
10/31/1997          26292                  29035             27721
11/30/1997          26877                  28149             29005
12/31/1997          27244                  28650             29503
1/31/1998           27726                  27470             29829
2/28/1998           29843                  29467             31981
3/31/1998           31232                  30487             33619
4/30/1998           31755                  31372             33957
5/31/1998           31045                  30102             33373
6/30/1998           32822                  31463             34729
7/31/1998           32806                  29762             34359
8/31/1998           27449                  23796             29399
9/30/1998           29446                  26427             31274
10/31/1998          31345                  28242             33818
11/30/1998          33497                  28423             35870
12/31/1998          37180                  32336             37934
1/31/1999           39594                  33327             39521
2/28/1999           37968                  31964             38292
3/31/1999           40127                  34844             39826
4/30/1999           40264                  35309             41367
5/31/1999           38930                  34318             40390
6/30/1999           41636                  36765             42636
7/31/1999           40329                  35154             41300
8/31/1999           40338                  35402             41096
9/30/1999           39928                  34597             39969
10/31/1999          42990                  37229             42499
11/30/1999          45115                  39806             43372
12/31/1999          50125                  46088             45917
1/31/2000           48113                  44274             43609
2/29/2000           50644                  49817             42784
3/31/2000           54198                  51160             46968
4/30/2000           50004                  47096             45555
5/31/2000           47126                  43972             44621
6/30/2000           50242                  48372             45721
7/31/2000           49224                  47935             45006
8/31/2000           53482                  53109             47801
9/30/2000           49403                  50388             45278
10/31/2000          46791                  46592             45086
11/30/2000          40513                  38622             41532
12/31/2000          40261                  38657             41735
1/31/2001           41433                  37590             43216
2/28/2001           35018                  33109             39275
3/31/2001           31380                  30229             36787
4/30/2001           34749                  32505             39646
5/31/2001           34485                  31438             39912
6/30/2001           33491                  31047             38940
7/31/2001           32291                  29695             38557
8/31/2001           29836                  27419             36143
9/30/2001           26836                  24774             33221

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is May 16, 1991. Since Lipper Large-Cap Growth Funds Index and S&P 500 Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (May 31, 1991). Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and July 31, 2000, respectively.
(b)Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and the Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c)The Lipper Large-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the large-cap growth funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(d)S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e)Cumulative performance is shown for the Institutional Class of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (May 31, 1991). Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

[PHOTO]        [PHOTO]              Loomis Sayles International Equity Fund

ESWAR MENON    ALEXANDER MUROMCEW   Key Fund Facts

                                    Objective| High total investment return

                                    Strategy| Invests primarily in stocks of companies organized or head-quartered outside of the United States

[PHOTO]       Fund Inception Date| 5/10/91

JOHN TRIBOLET Commencement of Operations of Class|
              Institutional: 5/10/91; Retail: 1/2/97; Admin: 7/31/00

              Expense Ratio| Institutional: 1.00%; Retail: 1.25%;
              Admin: 1.50%

              Total Net Assets (all classes)| $57.9 Million

---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional, Retail and Admin classes of the International Equity Fund returned -34.45%, -34.73%, and -34.75%, respectively. The Fund's benchmark, the Morgan Stanley Capital International EAFE Index ND returned -28.53% for the period. The total return for the Lipper International Funds Average was -30.93% for the same period.

PORTFOLIO REVIEW
Although interest rates in the United States and elsewhere declined significantly during the year, stock markets around the world did not respond positively, as recession fears and earning disappointments gripped the markets. For the most part, performance among international stocks mimicked that of U.S. stocks, with growth stocks declining more than value stocks. In particular, technology stocks suffered sharp losses throughout the period. Investors looked for earnings visibility and very low risk, which the technology sector could not offer. Any hints of disappointments or trouble for a stock or sector caused investors to flee. In addition, prior to the September 11 terrorist attacks, the continued strength of the U.S. dollar relative to the euro and the yen was a negative factor for U.S. investors. After September 11, the U.S. dollar weakened as monies flowed out of the United States on concerns of impending military conflict and the struggling U.S. economy.

The Fund's underperformance was generally due to an overweight position and poor stock selection in the information technology sector. From a country perspective, holdings in Japan, Germany and the United Kingdom had the largest negative effect on the Fund's one-year performance.

PORTFOLIO POSITIONING
The Fund remains invested in what we believe are the best growth stocks in the developed and emerging countries. We believe that it is well diversified among countries and industries, with large underweights in Japan, Germany and the United Kingdom and in the consumer discretionary and information technology sectors. The largest sector exposures in the Fund are financials and health care, which we expect to do relatively well in the challenging environment ahead.

/s/ Eswar Menon /s/ Alexander Moromcew /s/ John Tribolet
Eswar Menon       Alexander Muromcew     John Tribolet

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

------------------------------------------------------------------------------------------------------
                                                                                            SINCE
                                                        1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (INSTITUTIONAL) -34.45%  5.14%   3.41%   6.16%      6.28%
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (RETAIL)/(b)/   -34.73%  4.77%   3.09%   6.00%      6.13%
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (ADMIN)/(b)/    -34.75%  4.29%   2.61%   5.50%      5.64%
Lipper International Funds Index/(c)/                   -28.60%  0.33%   2.14%   5.95%      5.93%
Morgan Stanley Capital International-EAFE Index ND/(d)/ -28.53% -1.16%  -0.14%   3.93%      3.93%

                                CUMULATIVE PERFORMANCE/(e)/--5/10/91 TO 9/30/01
                                    [CHART]

            Lipper International    Loomis Sayles International  MSCI EAFE
                Funds Index                Equity Fund            Index ND
5/10/1991           10000                   10000                   10000
5/31/1991           10132                   10000                   10105
6/30/1991            9605                    9460                    9363
7/31/1991           10029                    9960                    9822
8/31/1991            9936                    9980                    9623
9/30/1991           10222                   10360                   10165
10/31/1991          10264                   10280                   10309
11/30/1991           9897                    9980                    9828
12/31/1991          10361                   10366                   10336
1/31/1992           10474                   10649                   10115
2/29/1992           10490                   10992                    9753
3/31/1992           10150                   10831                    9109
4/30/1992           10417                   10962                    9152
5/31/1992           10940                   11416                    9764
6/30/1992           10607                   11214                    9302
7/31/1992           10211                   10966                    9064
8/31/1992           10260                   10774                    9632
9/30/1992           10042                   10531                    9442
10/31/1992           9744                    9713                    8947
11/30/1992           9796                    9713                    9031
12/31/1992           9917                    9839                    9077
1/31/1993            9954                   10094                    9076
2/28/1993           10177                   10359                    9350
3/31/1993           10767                   10768                   10166
4/30/1993           11325                   11074                   11130
5/31/1993           11587                   11421                   11365
6/30/1993           11359                   10992                   11188
7/31/1993           11719                   11176                   11580
8/31/1993           12495                   12237                   12205
9/30/1993           12448                   12135                   11930
10/31/1993          13063                   12931                   12298
11/30/1993          12545                   12676                   11223
12/31/1993          13803                   13631                   12033
1/31/1994           14663                   14540                   13050
2/28/1994           14310                   14170                   13014
3/31/1994           13655                   13641                   12454
4/30/1994           14017                   13779                   12982
5/31/1994           13996                   13568                   12908
6/30/1994           13775                   13420                   13090
7/31/1994           14199                   13789                   13216
8/31/1994           14690                   13853                   13529
9/30/1994           14311                   13641                   13103
10/31/1994          14567                   13684                   13539
11/30/1994          13887                   13282                   12888
12/31/1994          13702                   13391                   12969
1/31/1995           13022                   13137                   12471
2/28/1995           13019                   13506                   12435
3/31/1995           13361                   13679                   13211
4/30/1995           13852                   14337                   13707
5/31/1995           13989                   14798                   13544
6/30/1995           14042                   14764                   13307
7/31/1995           14814                   15156                   14135
8/31/1995           14563                   14487                   13596
9/30/1995           14807                   14775                   13861
10/31/1995          14499                   14475                   13489
11/30/1995          14650                   14348                   13864
12/31/1995          15075                   14560                   14423
1/31/1996           15431                   15047                   14482
2/29/1996           15497                   15197                   14531
3/31/1996           15739                   15222                   14839
4/30/1996           16252                   15647                   15271
5/31/1996           16234                   15584                   14990
6/30/1996           16382                   15722                   15074
7/31/1996           15829                   15347                   14634
8/31/1996           16036                   15634                   14666
9/30/1996           16394                   15931                   15055
10/31/1996          16329                   16193                   14901
11/30/1996          17097                   16894                   15494
12/31/1996          17250                   17225                   15295
1/31/1997           17272                   17329                   14759
2/28/1997           17584                   17212                   15001
3/31/1997           17677                   17277                   15055
4/30/1997           17754                   17251                   15135
5/31/1997           18755                   18088                   16120
6/30/1997           19656                   18874                   17009
7/31/1997           20287                   19485                   17284
8/31/1997           18824                   17787                   15993
9/30/1997           20032                   18981                   16889
10/31/1997          18512                   17349                   15591
11/30/1997          18356                   16978                   15432
12/31/1997          18500                   17055                   15567
1/31/1998           18948                   17735                   16279
2/28/1998           20150                   18851                   17323
3/31/1998           21245                   19787                   17856
4/30/1998           21571                   19832                   17998
5/31/1998           21614                   19304                   17910
6/30/1998           21425                   18565                   18046
7/31/1998           21754                   18851                   18229
8/31/1998           18624                   16693                   15971
9/30/1998           18045                   16210                   15481
10/31/1998          19372                   17297                   17095
11/30/1998          20342                   18142                   17971
12/31/1998          20843                   18645                   18679
1/31/1999           20969                   18629                   18624
2/28/1999           20430                   17761                   18180
3/31/1999           21110                   18040                   18939
4/30/1999           22093                   18784                   19707
5/31/1999           21272                   18195                   18692
6/30/1999           22281                   19157                   19421
7/31/1999           22779                   20041                   19998
8/31/1999           22959                   20475                   20071
9/30/1999           23033                   21390                   20273
10/31/1999          23836                   23081                   21032
11/30/1999          25585                   28336                   21763
12/31/1999          28728                   35466                   23716
1/31/2000           27046                   33831                   22209
2/29/2000           28831                   39891                   22807
3/31/2000           28906                   36869                   23691
4/30/2000           27072                   32494                   22445
5/31/2000           26328                   29984                   21896
6/30/2000           27547                   31255                   22753
7/31/2000           26654                   29241                   21799
8/31/2000           27105                   30149                   21988
9/30/2000           25526                   28746                   20917
10/31/2000          24659                   26269                   20423
11/30/2000          23618                   24593                   19657
12/31/2000          24500                   25632                   20356
1/31/2001           24644                   25615                   20346
2/28/2001           22915                   23260                   18820
3/31/2001           21304                   21337                   17566
4/30/2001           22599                   22480                   18786
5/31/2001           22052                   22203                   18123
6/30/2001           21429                   21839                   17382
7/31/2001           20872                   21216                   17066
8/31/2001           20454                   20610                   16633
9/30/2001           18225                   18842                   14949

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is May 10, 1991. Since Lipper International Funds Index and Morgan Stanley Capital International-EAFE Index ND performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (April 30, 1991). Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and July 31, 2000, respectively.
(b)Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c)The Lipper International Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the international funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(d)Morgan Stanley Capital International-EAFE Index ND is an unmanaged index, which is a capitalization-weighted average of the performance of over 900 securities listed on the stock exchange of 20 countries in Europe, Australasia and the Far East. The index reflects reinvestment of dividends, net of withholding taxes. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e)Cumulative performance is shown for the Institutional Class of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (April 30, 1991). Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin classes of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW



                     Loomis Sayles Research Fund
[PHOTO]
                     Key Fund Facts
LAURIANN KLOPPENBURG
                     Objective| Long-term capital growth

                     Strategy| Invests primarily in stocks with large capitalization

                     Fund Inception Date| 7/31/00

Commencement of Operations of Class| Institutional: 7/31/00

Expense Ratio| Institutional: 1.15%

Total Net Assets| $4.2 Million
---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional class of the Research Fund returned -34.68%, compared to the -26.63% return for the Fund's benchmark, the S&P 500 Index. The total return for the Lipper Large-Cap Core Funds Average was -27.41% for the same period.

PORTFOLIO REVIEW
For most of the year the U.S. stock market limped along, trying to overcome a negative economic headwind. Emerging signs of improvement were beginning to appear when the terrible events of September 11 occurred. After that, shock, fear and uncertainty pulled the economy and the market into a tailspin. By the end of the fiscal year, the U.S. economy most likely had slipped into recession, with our view recovery unlikely until sometime in 2002.

The Fund was conservatively positioned throughout the year. But in the spring, we had started moving into stocks positioned to be early beneficiaries of the economic recovery we originally expected for late 2001 or early 2002. We found many such stocks in the consumer cyclicals sector, offering favorable valuations and fairly resilient earnings streams.

In hindsight, we positioned the Fund for a stronger economy than actually developed. Our first jolt occurred at the end of 2000, when technology spending and demand turned down dramatically, costing the Fund some relative performance in the first half of the fiscal year. We adjusted the portfolio accordingly and developed a new, more defensive strategy in early 2001, which served us relatively well. Nevertheless, on a one-year basis, the Fund did not entirely recover from the underperformance generated by our technology holdings earlier in the year. What's more, most sectors were leaning toward recovery when they were jolted by the events of September 11.

PORTFOLIO POSITIONING
We believe that the market is likely to remain volatile as it tries to anticipate an eventual recovery while coping with ongoing weakness. Although this makes for a challenging climate, we feel that it should be an environment that rewards a research-based investment approach such as ours--whereby we build the portfolio stock by stock, industry by industry and sector by sector. To that end, we've purchased consumer discretionary stocks that we believe offer relatively resilient earnings streams and balance the Fund's cyclical names. We also have added exposure to the defense industry, as defense companies offer historically strong fundamentals and the added benefit of low sensitivity to the economy. In the financial sector, we have added to the property/casualty insurance industry due to growing demand and pricing strength.

/s/ Lauriann Kloppenburg
Lauriann Kloppenburg

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

        -----------------------------------------------------------------
                                                               SINCE
                                                    1 YEAR  INCEPTION(a)
        -----------------------------------------------------------------
        LOOMIS SAYLES RESEARCH FUND (INSTITUTIONAL) -34.68%   -27.32%
        Lipper Large-Cap Core Funds Index/(b)/      -27.89%   -23.66%
        S&P 500 Index/(c)/                          -26.63%   -22.91%

                                     CUMULATIVE PERFORMANCE--7/31/00 TO 9/30/01
                                    [CHART]

              Loomis Sayles       S&P 500 Index    Lipper Large Cap
              Research Fund                        Core Funds Index
7/31/2000         10000               10000             10000
8/31/2000         10940               10621             10690
9/30/2000         10540               10060             10121
10/31/2000        10110               10018             10003
11/30/2000         8704                9228              9124
12/31/2000         9046                9273              9235
1/31/2001          9156                9602              9497
2/28/2001          8151                8727              8613
3/31/2001          7659                8174              8084
4/30/2001          8312                8809              8699
5/31/2001          8382                8868              8748
6/30/2001          8242                8652              8515
7/31/2001          8010                8567              8392
8/31/2001          7548                8031              7898
9/30/2001          6885                7381              7298


Note: Past Performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is July 31, 2000.
(b)The Lipper Large-Cap Core Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the large-cap core funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index Source: Lipper Inc.
(c)S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.


                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

[PHOTO]             [PHOTO]          Loomis Sayles Small Cap Growth Fund

CHRISTOPHER R. ELY  DAVID L. SMITH   Key Fund Facts

                                     Objective| Long-term capital growth

                                     Strategy| Invests in stocks with market
                                     capitalizations falling within the
                                     capitalization range of the Russell 2000
                                     Growth Index

[PHOTO]             Fund Inception Date| 12/31/96

PHILIP C. FINE      Commencement of Operations of Class| Institutional: 1/2/97;
                    Retail: 1/2/97; Admin: 7/31/00

                    Expense Ratio| Institutional: 0.99%; Retail: 1.25%; Admin:
                    1.50%

                    Total Net Assets (all classes)| $175.9 Million

---------------------------------------------------------
PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional, Retail and Admin classes of the Small Cap Growth Fund returned -65.17%, -65.27% and -65.29%, respectively, compared to the -42.59% return for the Fund's benchmark, the Russell 2000 Growth Index. The total return for the Lipper Small Cap Growth Funds Average and the Russell 2000 Index were -38.23% and -21.21%, respectively for the same period.

PORTFOLIO REVIEW
The weakening U.S. economy resulted in earnings disappointments and negative revisions and kept small-cap growth stocks deep in the doldrums throughout the year. Given this climate, we reduced exposure to some of the most economically sensitive issues and stocks with very high multiples. In their place, we purchased consumer cyclical and financial services stocks, where we expected interest rate cuts to contribute to earnings growth and better investor sentiment. We also increased exposure to more stable growth industries, including health care services, in light of the economic uncertainty.

Throughout the fiscal year, the Fund's overweight positions in technology and other economically sensitive sectors hurt the Fund's absolute and relative returns. The final quarter of the fiscal year was the worst quarter for equity markets since the market crash of 1987, and much of the Fund's underperformance occurred in this quarter. Aggressive growth stocks remained out of favor with investors worried over the effects of the terrorist attacks on an already weak economy, future profits and the overall outlook for stocks.

PORTFOLIO POSITIONING
The Fund remains fully invested in a diversified portfolio of small-cap growth companies. In light of the events of September 11, we have reduced exposure to companies directly related to travel and tourism, and we increased the Fund's exposure to energy, given the military action in Central Asia and possible disruption of oil supplies from that region. Although we have reduced exposure to technology and other cyclical sectors, they remain significant components of the Fund. Despite the likelihood of an economic recession, we believe the government's response of monetary ease and fiscal stimulus should put the economy back on a growth track soon. As such, we want to keep the Fund positioned to participate in what we expect will be a robust economic recovery.


            /s/ Christopher Ely /s/ David L. Smith /s/ Phillip Fine
            Christopher R. Ely    David L. Smith    Philip C. Fine

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

---------------------------------------------------------------------------------
                                                                       SINCE
                                                    1 YEAR  3 YEARS INCEPTION(a)
---------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND (INSTITUTIONAL) -65.17% -1.49%     -0.18%
LOOMIS SAYLES SMALL CAP GROWTH FUND (RETAIL)        -65.27% -1.77%     -0.44%
LOOMIS SAYLES SMALL CAP GROWTH FUND (ADMIN)/(b)/    -65.29% -2.21%     -0.83%
Lipper Small-Cap Growth Funds Index/(c)/            -40.72%  9.07%      3.51%
Lipper Mid-Cap Growth Funds Index/(c)/              -48.39%  6.71%      4.12%
Russell 2000 Growth Index/(d)/                      -42.59% -0.42%     -1.90%
Russell 2000 Index/(e)/                             -21.21%  5.00%      3.67%

                               CUMULATIVE PERFORMANCE/(f)/--12/31/96 to 9/30/01
                                    [CHART]

              Lipper Mid-Cap      Loomis Sayles Small   Russell 2000     Lipper Small-Cap     Russell 2000
            Growth Funds Index      Cap Growth Fund     Growth Index    Growth Funds Index        Index
12/31/1996       10000                  10000              10000              10000               10000
1/31/1997        10256                  10260              10250              10232               10200
2/28/1997         9574                   9500               9631               9493                9952
3/31/1997         8846                   8510               8951               8808                9483
4/30/1997         8769                   8350               8848               8677                9509
5/31/1997         9912                   9710              10177               9881               10567
6/30/1997        10329                  10280              10523              10409               11020
7/31/1997        10960                  11110              11062              11036               11533
8/31/1997        10929                  11300              11394              11211               11797
9/30/1997        11712                  12550              12303              12155               12660
10/31/1997       11056                  11670              11564              11533               12104
11/30/1997       10879                  11540              11288              11273               12026
12/31/1997       11134                  11943              11295              11123               12236
1/31/1998        10923                  11552              11144              10957               12043
2/28/1998        11851                  12808              12128              11843               12934
3/31/1998        12465                  13388              12636              12379               13467
4/30/1998        12519                  13209              12714              12469               13541
5/31/1998        11789                  12101              11790              11587               12812
6/30/1998        12332                  13282              11911              11926               12839
7/31/1998        11511                  11974              10916              11029               11800
8/31/1998         9029                   9273               8396               8620                9508
9/30/1998         9971                  10371               9247               9081               10253
10/31/1998       10338                  10782               9730               9439               10671
11/30/1998       11123                  12132              10485              10207               11230
12/31/1998       12558                  14179              11433              11230               11925
1/31/1999        13181                  14591              11948              11501               12083
2/28/1999        12158                  13673              10855              10395               11104
3/31/1999        13024                  14717              11241              10865               11278
4/30/1999        13559                  14854              12234              11289               12288
5/31/1999        13502                  14580              12253              11350               12468
6/30/1999        14590                  16764              12899              12413               13032
7/31/1999        14391                  16268              12500              12369               12674
8/31/1999        14318                  16743              12033              12195               12205
9/30/1999        14736                  17661              12265              12637               12208
10/31/1999       16039                  19929              12579              13374               12257
11/30/1999       18050                  22039              13909              15062               12989
12/31/1999       21816                  27198              16360              18099               14459
1/31/2000        21441                  26702              16208              17910               14227
2/29/2000        26814                  36355              19979              23158               16577
3/31/2000        24927                  31544              17879              21340               15484
4/30/2000        21639                  29012              16074              18702               14552
5/31/2000        19693                  25088              14666              17173               13704
6/30/2000        22754                  28063              16561              20197               14898
7/31/2000        21810                  25183              15141              18883               14419
8/31/2000        24662                  29403              16734              20914               15519
9/30/2000        23477                  28464              15903              19879               15063
10/31/2000       21578                  25679              14612              18387               14391
11/30/2000       17066                  19052              11959              15256               12913
12/31/2000       18296                  22260              12691              16605               14022
1/31/2001        18545                  21253              13718              17111               14753
2/28/2001        15763                  16545              11837              14921               13785
3/31/2001        14091                  14081              10761              13471               13110
4/30/2001        15948                  16676              12079              14926               14136
5/31/2001        16080                  16216              12358              15330               14483
6/30/2001        16017                  16611              12695              15717               14983
7/31/2001        15175                  14267              11612              14841               14172
8/31/2001        14158                  12658              10887              13962               13715
9/30/2001        12116                   9915               9130              11783               11868

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

Note: Past Performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional and Retail Classes of shares is December 31, 1996. Inception date of the Admin Class of shares is July 31, 2000.
(b)Performance shown for periods prior to the inception date of the Admin Class (July 31, 2000) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective class of shares.
(c)The Lipper Small-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the small-cap growth funds investment objective. The Lipper Mid-Cap Growth Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper, Inc.
(d)The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 securities with a greater than average growth orientation. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e)Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(f)Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

[PHOTO]         [PHOTO]           Loomis Sayles Small Cap Value Fund

JOSEPH R. GATZ  DANIEL G. THELEN  Key Fund Facts

                                  Objective| Long-term capital growth

                                  Strategy| Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell 2000
                                  Index

Fund Inception Date| 5/13/91

Commencement of Operations of Class| Institutional: 5/13/91; Retail: 1/2/97;
Admin: 1/2/98

Expense Ratio| Institutional: 0.98%; Retail: 1.22%; Admin: 1.50%

Total Net Assets (all Classes)| $329.5 Million
---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional, Retail and Admin classes of the Small Cap Value Fund returned 3.87%, 3.61% and 3.30%, respectively, compared to the -21.21% return for the Fund's benchmark, the Russell 2000 Index. The total return for the Lipper Small Cap Value Funds Average and the Russell 2000 Value Index were 4.47% and 5.61%, respectively for the same period.

PORTFOLIO REVIEW
Overall, the small cap value arena was the lone bright spot in an otherwise dismal stock market troubled by a weakening economy and earnings disappointments. Investors found attractive valuations and reasonable earnings expectations among small cap value stocks. The Fund benefited nicely from the declining interest rate environment and the portfolio's overweight position in the consumer discretionary sector and its exposure to the financial services sector. Nevertheless, neither the small cap sector nor the Fund was immune to the events of the third calendar quarter of 2001. Market conditions weakened dramatically, particularly after the terrorist attacks of September 11, and small cap value stocks were impacted along with the rest of the market. The Fund's emphasis on quality companies with above-average earnings visibility proved beneficial during the third quarter of 2000 by helping to insulate the portfolio somewhat from reductions in earnings forecasts for many economic sectors.

The Fund's outperformance against the Russell 2000 Index was due to favorable stock selection, particularly in the consumer discretionary sector. The Fund also benefited from merger and acquisition activities.

The Fund's relative underperformance against the Russell 2000 Value Index primarily was due to market events early in the period. Specifically, in late 2000 and early 2001 positive returns in the small cap value area were fairly concentrated in a narrow range of very small companies, many of which we considered to be of below-average quality. In the months following, a reversal of that trend contributed to the Fund's improving performance.

PORTFOLIO POSITIONING
The atrocities of September 11 increase the likelihood that companies will reduce their earnings estimates further in the coming weeks and months. The Fund's quality orientation and continued emphasis on earnings visibility appear appropriate for such an environment.


/s/ Joseph R. Gatz  /s/ Daniel G.Thelen
Joseph R. Gatz       Daniel G. Thelen

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

--------------------------------------------------------------------------------------------
                                                                                  SINCE
                                              1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
--------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
 (INSTITUTIONAL)                                3.87% 12.23%  10.39%   14.24%     15.18%
LOOMIS SAYLES SMALL CAP VALUE FUND
 (RETAIL)/(b)/                                  3.61% 11.93%  10.10%   14.09%     15.03%
LOOMIS SAYLES SMALL CAP VALUE FUND
 (ADMIN)/(b)/                                   3.30% 11.60%   9.66%   13.69%     14.63%
Lipper Small-Cap Value Funds Index/(c)/         2.33%  9.21%   8.69%   11.55%     11.71%
Russell 2000 Index/(d)/                       -21.21%  5.00%   4.54%   10.01%     10.27%
Russell 2000 Value Index/(e)/                   5.61%  8.84%   9.91%   13.34%     13.73%

                                CUMULATIVE PERFORMANCE/(f)/--5/13/91 to 9/30/01
                                    [CHART]

            Lipper Small-Cap       Loomis Sayles Small   Russell 2000   Russell 2000
            Value Funds Index        Cap Value Fund          Index      Value Index
4/30/1991           10000                10000              10000          10000
5/31/1991           10356                10220              10477          10442
6/30/1991            9994                 9860               9866           9953
7/31/1991           10250                10640              10213          10212
8/31/1991           10494                11450              10591          10522
9/30/1991           10621                11460              10674          10534
10/31/1991          10922                11690              10956          10654
11/30/1991          10512                11400              10449          10222
12/31/1991          11388                13048              11286          10884
1/31/1992           12093                14374              12200          11795
2/29/1992           12533                15179              12556          12358
3/31/1992           12319                14364              12131          12223
4/30/1992           12096                13633              11706          12054
5/31/1992           12233                13654              11862          12382
6/30/1992           11806                12463              11301          11981
7/31/1992           12226                12807              11694          12432
8/31/1992           11939                12390              11364          12190
9/30/1992           12082                12525              11626          12420
10/31/1992          12206                12922              11996          12710
11/30/1992          13016                14155              12914          13496
12/31/1992          13404                14759              13364          14056
1/31/1993           13861                15435              13816          14801
2/28/1993           13758                15080              13497          14861
3/31/1993           14109                15710              13935          15424
4/30/1993           13770                15309              13552          15054
5/31/1993           14124                15962              14152          15527
6/30/1993           14118                16042              14240          15674
7/31/1993           14248                16432              14437          15943
8/31/1993           14692                17314              15061          16567
9/30/1993           15036                18105              15486          16964
10/31/1993          15452                18506              15884          17352
11/30/1993          15158                17887              15361          16900
12/31/1993          15558                18401              15887          17397
1/31/1994           16134                18792              16385          18018
2/28/1994           16115                18505              16325          17966
3/31/1994           15576                17438              15463          17160
4/30/1994           15636                17242              15555          17329
5/31/1994           15698                16982              15381          17304
6/30/1994           15356                16578              14858          16853
7/31/1994           15476                16669              15103          17164
8/31/1994           16040                17451              15944          17839
9/30/1994           15992                17438              15891          17650
10/31/1994          15972                17320              15828          17327
11/30/1994          15306                16630              15189          16628
12/31/1994          15448                16873              15597          17129
1/31/1995           15618                16925              15400          17045
2/28/1995           16087                17582              16041          17675
3/31/1995           16202                18002              16317          17763
4/30/1995           16587                18054              16680          18291
5/31/1995           16905                18422              16967          18683
6/30/1995           17458                18921              17847          19321
7/31/1995           18216                20182              18875          20026
8/31/1995           18449                21153              19265          20621
9/30/1995           18764                21547              19609          20929
10/31/1995          17972                20431              18732          20093
11/30/1995          18529                21416              19519          20892
12/31/1995          18755                22302              20034          21539
1/31/1996           19000                22331              20013          21682
2/29/1996           19378                23451              20636          22021
3/31/1996           19754                23989              21057          22484
4/30/1996           20433                25415              22182          23097
5/31/1996           21108                26463              23057          23682
6/30/1996           20696                25837              22110          23402
7/31/1996           19530                24382              20179          22158
8/31/1996           20350                25604              21350          23120
9/30/1996           20885                26468              22185          23751
10/31/1996          21032                26857              21843          24026
11/30/1996          21904                28140              22743          25319
12/31/1996          22547                29070              23339          26141
1/31/1997           23035                29589              23805          26543
2/28/1997           23059                29204              23228          26795
3/31/1997           22509                28569              22132          26076
4/30/1997           22501                28302              22194          26460
5/31/1997           24524                31377              24663          28566
6/30/1997           25788                32848              25720          30012
7/31/1997           27113                34730              26917          31271
8/31/1997           27707                35457              27533          31768
9/30/1997           29512                37569              29548          33880
10/31/1997          28690                36386              28250          32959
11/30/1997          28494                36251              28067          33320
12/31/1997          29042                36626              28559          34450
1/31/1998           28518                35819              28107          33826
2/28/1998           30318                38357              30186          35871
3/31/1998           31651                40068              31431          37326
4/30/1998           31964                39891              31604          37511
5/31/1998           30829                38180              29902          36183
6/30/1998           30258                37688              29965          35978
7/31/1998           28237                35249              27539          33160
8/31/1998           23476                29210              22192          27967
9/30/1998           24327                30685              23929          29547
10/31/1998          25213                32298              24904          30424
11/30/1998          26334                34128              26209          31247
12/31/1998          27093                36230              27831          32227
1/31/1999           26369                34533              28201          31496
2/28/1999           24539                32096              25917          29345
3/31/1999           24239                32116              26321          29103
4/30/1999           26470                34732              28680          31760
5/31/1999           27413                35432              29099          32736
6/30/1999           28673                37069              30415          33922
7/31/1999           28356                36610              29580          33117
8/31/1999           27190                35392              28485          31906
9/30/1999           26497                34613              28492          31268
10/31/1999          25775                34273              28607          30643
11/30/1999          26428                34985              30315          30801
12/31/1999          27605                36365              33747          31748
1/31/2000           26554                35015              33205          30918
2/29/2000           27326                37490              38688          32807
3/31/2000           28600                39617              36137          32961
4/30/2000           28417                39699              33963          33156
5/31/2000           28176                38001              31983          32650
6/30/2000           28974                39249              34771          33604
7/31/2000           29239                39903              33653          34724
8/31/2000           31051                42399              36220          36276
9/30/2000           30965                41764              35156          36071
10/31/2000          30682                42542              33586          35943
11/30/2000          29465                41175              30139          35211
12/31/2000          32050                44799              32727          38994
1/31/2001           33556                46042              34431          40071
2/28/2001           33169                44864              32172          40015
3/31/2001           32844                43250              30598          39373
4/30/2001           34523                45628              32992          41196
5/31/2001           36218                46958              33803          42255
6/30/2001           37020                48790              34970          43955
7/31/2001           36526                49074              33077          42970
8/31/2001           36140                48507              32009          42821
9/30/2001           31686                43381              27700          38094

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is May 13, 1991. Since the Lipper Small-Cap Value Funds Index, Russell 2000 Index and Russell 2000 Value Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (April 30, 1991). Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and January 2, 1998, respectively.
(b)Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (January 2, 1998) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c)The Lipper Small-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the small-cap value funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(d)Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e)Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(f)Cumulative performance is shown for the Institutional Class of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (April 30, 1991). Performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.



                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW

     [PHOTO]       [PHOTO]      Loomis Sayles Value Fund (formerly
                                Loomis Sayles Core Value Fund)
     Warren Koontz Tricia Mills
                                Key Fund Facts

                                Objective| Long-term growth of capital
                                and income

                                Strategy| Invests in stocks considered to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects

            [PHOTO]            Fund Inception Date| 5/13/91

            Jeffrey Wardlow    Commencement of Operations of Class|
                               Institutional: 5/13/91

                               Expense Ratio| Institutional: 0.85%

                               Total Net Assets| $39.5 Million

---------------------------------------------------------

PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional class of the Value Fund returned -7.05%, compared to the -26.63% return for the Fund's benchmark, the Standard & Poor's 500 Index. The total return for the Lipper Large-Cap Value Funds Average was -12.32% for the same period.

PORTFOLIO REVIEW
In general, value stocks avoided the large-scale declines experienced by the various growth sectors during the year. With concerns about a slowing economy and earnings outlooks, investors retreated to stocks that offered good valuations and other defensive qualities. Nevertheless, large-cap value stocks followed the general market trend and retreated significantly during the third calendar quarter of 2001, primarily due to the events of September 11. Although we made some adjustments to the portfolio after the attacks, we did not feel the need to make wholesale changes. With the economic recovery likely pushed back, we reduced the weighting in consumer discretionary stocks and added to the energy and utilities sectors. We also sold or reduced some of the more financially leveraged holdings in favor of companies with stronger balance sheets.

The Fund's good performance relative to its benchmark and peer group primarily was due to favorable stock selection during the 12-month period. In addition, our sector-weight decisions provided a small positive impact on relative performance.

PORTFOLIO POSITIONING
We believe that there are many attractive values in today's market, but we feel that the market is likely to react more to the war on terrorism than to typical stock fundamentals. In this environment, we are trying to maintain a balance between defensive and offensive stocks. We have held on to many of our cyclical holdings, which we feel should perform very well if there are positive developments on the economic or terrorism fronts. We also have a number of high-quality companies that we believe should perform more defensively if there is further market turbulence ahead.


             /s/ Warren Koontz /s/ Tricia Mills /s/ Jeffrey Wardlow
             Warren Koontz     Tricia Mills     Jeffrey W. Wardlow

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------
                                                                             SINCE
                                         1 YEAR  3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES VALUE FUND (INSTITUTIONAL)  -7.05%  2.10%   7.48%   11.03%     10.86%
Lipper Large-Cap Value Funds Index/(b)/  -15.60%  3.84%   9.19%   11.99%     12.04%
Lipper Multi-Cap Value Funds Index/(b)/   -6.04%  6.24%   8.89%   11.71%     11.75%
S&P 500 Index/(c)/                       -26.63%  2.03%  10.22%   12.70%     12.67%

                                     CUMULATIVE PERFORMANCE--5/13/91 to 9/30/01
                                    [CHART]

          Lipper Multi-Cap     Loomis Sayles    S & P 500     Lipper Large-Cap
          Value Funds Index     Value Fund       Index        Value Funds Index
5/13/1991         10000           10000           10000           10000
5/31/1991        10,394          10,550          10,431          10,418
6/30/1991         9,953           9,950           9,953           9,894
7/31/1991        10,347          10,280          10,417          10,354
8/31/1991        10,562          10,530          10,664          10,608
9/30/1991        10,508          10,250          10,485          10,528
10/31/1991       10,686          10,290          10,626          10,727
11/30/1991       10,274           9,620          10,198          10,277
12/31/1991       11,215          10,715          11,364          11,389
1/31/1992        11,238          11,061          11,153          11,305
2/29/1992        11,464          11,295          11,297          11,509
3/31/1992        11,253          11,031          11,077          11,251
4/30/1992        11,416          11,285          11,403          11,458
5/31/1992        11,542          11,305          11,459          11,547
6/30/1992        11,393          11,061          11,288          11,293
7/31/1992        11,739          11,508          11,749          11,732
8/31/1992        11,532          11,173          11,509          11,492
9/30/1992        11,715          11,254          11,644          11,627
10/31/1992       11,769          11,356          11,684          11,706
11/30/1992       12,224          11,986          12,082          12,187
12/31/1992       12,479          12,226          12,230          12,374
1/31/1993        12,694          12,502          12,333          12,516
2/28/1993        12,762          12,618          12,501          12,638
3/31/1993        13,144          12,852          12,764          13,006
4/30/1993        12,893          12,512          12,456          12,763
5/31/1993        13,196          12,788          12,789          13,108
6/30/1993        13,285          12,777          12,827          13,167
7/31/1993        13,372          12,682          12,775          13,129
8/31/1993        13,904          13,191          13,260          13,660
9/30/1993        13,895          13,117          13,158          13,709
10/31/1993       14,103          13,403          13,430          13,945
11/30/1993       13,849          13,212          13,302          13,723
12/31/1993       14,192          13,678          13,463          14,016
1/31/1994        14,652          14,204          13,921          14,473
2/28/1994        14,372          14,062          13,543          14,125
3/31/1994        13,801          13,481          12,952          13,538
4/30/1994        13,986          13,755          13,119          13,707
5/31/1994        14,143          13,908          13,334          13,904
6/30/1994        13,885          13,481          13,007          13,569
7/31/1994        14,259          13,952          13,434          13,965
8/31/1994        14,813          14,566          13,985          14,531
9/30/1994        14,488          14,062          13,643          14,153
10/31/1994       14,637          14,040          13,949          14,385
11/30/1994       14,077          13,383          13,441          13,884
12/31/1994       14,207          13,558          13,641          14,042
1/31/1995        14,427          13,845          13,995          14,294
2/28/1995        15,007          14,604          14,540          14,826
3/31/1995        15,349          14,994          14,969          15,174
4/30/1995        15,739          15,557          15,410          15,615
5/31/1995        16,317          16,224          16,026          16,194
6/30/1995        16,617          16,339          16,398          16,545
7/31/1995        17,227          16,970          16,942          17,068
8/31/1995        17,411          17,062          16,984          17,172
9/30/1995        17,894          17,602          17,701          17,788
10/31/1995       17,577          17,166          17,638          17,646
11/30/1995       18,324          17,947          18,412          18,411
12/31/1995       18,613          18,334          18,767          18,709
1/31/1996        19,184          18,875          19,405          19,285
2/29/1996        19,467          19,039          19,586          19,501
3/31/1996        19,693          19,240          19,774          19,712
4/30/1996        19,997          19,240          20,065          19,980
5/31/1996        20,323          19,605          20,584          20,351
6/30/1996        20,185          19,643          20,661          20,362
7/31/1996        19,366          18,925          19,749          19,564
8/31/1996        19,964          19,378          20,165          20,072
9/30/1996        20,780          20,344          21,301          21,056
10/31/1996       21,186          20,899          21,888          21,500
11/30/1996       22,585          22,358          23,542          23,040
12/31/1996       22,520          22,214          23,076          22,651
1/31/1997        23,359          23,382          24,517          23,794
2/28/1997        23,641          23,538          24,709          23,984
3/31/1997        22,900          22,741          23,694          23,068
4/30/1997        23,532          23,538          25,109          24,094
5/31/1997        25,020          24,962          26,637          25,483
6/30/1997        25,984          26,187          27,833          26,546
7/31/1997        27,894          28,473          30,046          28,547
8/31/1997        27,276          27,574          28,362          27,325
9/30/1997        28,580          28,981          29,915          28,724
10/31/1997       27,389          27,907          28,916          27,857
11/30/1997       27,971          28,734          30,255          28,771
12/31/1997       28,580          28,703          30,774          29,100
1/31/1998        28,514          28,768          31,115          29,142
2/28/1998        30,476          30,672          33,359          31,059
3/31/1998        31,846          31,599          35,068          32,439
4/30/1998        32,025          31,859          35,420          32,769
5/31/1998        31,315          31,306          34,811          32,212
6/30/1998        31,282          31,257          36,226          32,814
7/31/1998        30,072          29,858          35,840          32,245
8/31/1998        25,471          25,660          30,666          27,844
9/30/1998        26,526          27,417          32,622          29,183
10/31/1998       28,709          29,744          35,276          31,520
11/30/1998       29,949          30,769          37,416          33,128
12/31/1998       30,445          31,728          39,569          34,408
1/31/1999        30,553          31,654          41,224          34,980
2/28/1999        29,841          30,720          39,943          34,179
3/31/1999        30,665          31,838          41,542          35,217
4/30/1999        33,392          34,127          43,150          37,292
5/31/1999        33,218          33,926          42,130          36,655
6/30/1999        34,288          34,787          44,474          38,271
7/31/1999        33,121          33,505          43,080          37,185
8/31/1999        31,980          32,094          42,867          36,507
9/30/1999        30,601          30,299          41,692          35,157
10/31/1999       31,548          31,435          44,330          36,850
11/30/1999       31,534          31,237          45,241          36,978
12/31/1999       32,253          31,306          47,896          38,117
1/31/2000        30,862          29,957          45,489          36,506
2/29/2000        29,238          27,549          44,628          34,971
3/31/2000        32,329          30,331          48,993          38,173
4/30/2000        32,268          30,206          47,519          37,748
5/31/2000        32,716          30,725          46,544          37,776
6/30/2000        32,006          29,998          47,691          37,359
7/31/2000        32,277          29,874          46,946          37,190
8/31/2000        34,325          31,888          49,862          39,343
9/30/2000        33,849          31,389          47,229          38,721
10/31/2000       34,655          32,573          47,030          39,031
11/30/2000       33,376          31,867          43,322          37,358
12/31/2000       35,361          33,607          43,534          38,862
1/31/2001        36,697          34,047          45,078          39,185
2/28/2001        35,693          33,124          40,968          37,297
3/31/2001        34,442          31,885          38,373          35,847
4/30/2001        36,674          33,418          41,355          37,878
5/31/2001        37,486          33,963          41,632          38,488
6/30/2001        36,852          33,376          40,619          37,442
7/31/2001        36,804          33,103          40,219          37,187
8/31/2001        35,437          31,864          37,701          35,445
9/30/2001        31,806          29,178          34,653          32,679

Note: Past performance is no guarantee of future performance. Average annual returns assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is May 13, 1991. Since Lipper Multi-Cap Value Funds Index, Lipper Large-Cap Value Funds Index and S&P 500 Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (April 30, 1991).
(b)The Lipper Large-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the large-cap value funds investment objective. The Lipper Multi-Cap Value Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the multi-cap value funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index. Source: Lipper Inc.
(c)S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

                                    [Graphic]
Loomis Sayles Equity Funds

FUND AND MANAGER REVIEW


[PHOTO]               [PHOTO]        [PHOTO]             Loomis Sayles
                                                         Worldwide Fund
DANIEL J. FUSS        DAVID ROLLEY   ALEXANDER MUROMCEW
                                                         Key Fund Facts
[PHOTO]               [PHOTO]        [PHOTO]             Objective| High total
                                                         investment return
QUENTIN P. FAULKNER   ESWAR MENON    JOHN TRIBOLET
                                                         Strategy| Invests in
                                                         U.S. and foreign equity
                                                         and debt securities

                                                         Fund Inception
                                                         Date| 5/1/96

                                                         Commencement of
                                                         Operations of Class|
                                                         Institutional: 5/1/96

       Expense Ratio| Institutional: 1.00% Total Net Assets| $8.5 Million
---------------------------------------------------------
PERFORMANCE
For the one-year period ended September 30, 2001, the Institutional class of the Worldwide Fund posted a total return of -15.03%, compared to the -26.63% total return for the Fund's benchmark, the Standard & Poor's 500 Index. The total return for the Lipper Global Flexible Portfolio Funds Average was -17.10% for the same period.
PORTFOLIO REVIEW
The worldwide economic slowdown led to earnings disappointments and valuation concerns. In particular, the technology sector suffered steep declines as the market worked off the excesses from the sector's unprecedented run. In general, investment-grade bonds benefited from a slowing economy and a declining interest rate environment. High-yield bonds, though, had a difficult year due to earnings troubles and a rising default rate. The second half of the fiscal year, we decided to make the Fund's foreign and domestic equity weightings approximately 25% each, as we felt the U.S. economy was closer to a recovery than most of the world.
The Fund's U.S. equity component outperformed its benchmark for the year, primarily due to a large cash position and the Fund being substantially under-weighted in technology. The Fund's international equity component out-performed its benchmark due to stock selection and the Fund's underweight position in technology sector. The Fund's domestic and global bonds underperformed primarily due to a significant commitment to high-yield bonds and the Fund's overweight position in the U.S. dollar.
PORTFOLIO POSITIONING
We have made the U.S. equity segment modestly more defensive by reducing cyclicals and establishing positions in defense and real estate investment trusts (REITs). We also are keeping cash at a high level. We added a defensive tilt to the international equity component, with increased weightings in financial services and health care issues and a reduced weighting in energy and industrials issues. In the domestic bond segment, we remain focused on corporate bonds selling at a discount. With our global bonds, we have shifted significantly to non-U.S. dollar holdings, mainly by adding euro-denominated bonds.




/s/ Daniel J. Fuss    /s/ David Rolley    /s/ Alexander Moromcew
Daniel J.Fuss         David Rolley        Alexander Muromcew

/s/ Quentin Faulkner  /s/ Eswar Menon     /s/ John Tribolet
Quentin P. Faulkner   Eswar Menon         John Tribolet

                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2001

---------------------------------------------------------------------------------------
                                                                             SINCE
                                                  1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND (INSTITUTIONAL)      -15.03% 16.75%   9.18%      9.12%
Lipper Global Flexible Portfolio Funds Index/(b)/ -17.21%  4.65%   5.64%      5.74%
S&P 500 Index/(c)/                                -26.63%  2.03%  10.22%     10.61%

                                      CUMULATIVE PERFORMANCE--5/1/96 to 9/30/01
                                    [CHART]

         Lipper Global Flexible    Loomis Sayles          S & P 500
         Portfolio Funds Index     Worldwide Fund           Index
5/1/1996       10000                 10000                10000
5/31/1996      10,063                10,090               10,258
6/30/1996      10,105                10,120               10,297
7/31/1996       9,859                 9,780                9,842
8/31/1996      10,004                10,020               10,050
9/30/1996      10,285                10,340               10,616
10/31/1996     10,412                10,540               10,908
11/30/1996     10,855                11,050               11,733
12/31/1996     10,870                10,924               11,500
1/31/1997      11,071                10,924               12,219
2/28/1997      11,135                10,944               12,314
3/31/1997      10,953                10,924               11,808
4/30/1997      11,060                11,027               12,513
5/31/1997      11,526                11,345               13,275
6/30/1997      11,848                11,479               13,871
7/31/1997      12,336                12,093               14,974
8/31/1997      11,982                11,803               14,135
9/30/1997      12,492                12,270               14,909
10/31/1997     12,049                11,564               14,411
11/30/1997     12,087                11,575               15,078
12/31/1997     12,190                11,308               15,337
1/31/1998      12,220                11,652               15,507
2/28/1998      12,771                12,363               16,625
3/31/1998      13,200                12,477               17,477
4/30/1998      13,316                12,317               17,652
5/31/1998      13,202                11,789               17,349
6/30/1998      13,198                11,296               18,054
7/31/1998      13,063                11,296               17,861
8/31/1998      11,617                10,092               15,283
9/30/1998      11,803                10,081               16,258
10/31/1998     12,420                10,803               17,580
11/30/1998     12,976                11,445               18,647
12/31/1998     13,287                11,645               19,720
1/31/1999      13,444                11,807               20,545
2/28/1999      13,117                11,582               19,906
3/31/1999      13,544                11,945               20,703
4/30/1999      14,272                12,447               21,504
5/31/1999      14,045                12,509               20,996
6/30/1999      14,565                12,798               22,164
7/31/1999      14,555                13,036               21,470
8/31/1999      14,504                12,986               21,364
9/30/1999      14,425                12,885               20,778
10/31/1999     14,717                13,387               22,093
11/30/1999     15,234                15,481               22,547
12/31/1999     16,258                18,688               23,870
1/31/2000      15,926                18,051               22,670
2/29/2000      16,812                20,626               22,241
3/31/2000      16,731                20,314               24,416
4/30/2000      16,171                19,392               23,682
5/31/2000      15,917                18,932               23,196
6/30/2000      16,487                19,514               23,768
7/31/2000      16,284                18,877               23,396
8/31/2000      16,839                19,406               24,849
9/30/2000      16,342                18,877               23,538
10/31/2000     16,025                17,983               23,438
11/30/2000     15,406                17,074               21,590
12/31/2000     16,030                17,857               21,696
1/31/2001      16,237                18,008               22,466
2/28/2001      15,418                17,554               20,417
3/31/2001      14,658                16,741               19,124
4/30/2001      15,405                17,025               20,610
5/31/2001      15,287                17,289               20,748
6/30/2001      15,064                17,157               20,243
7/31/2001      14,851                16,968               20,044
8/31/2001      14,484                16,873               18,789
9/30/2001      13,529                16,041               17,270


Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Note: Past performance is no guarantee of future performance. Average annual returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(a)Inception date of the Institutional Class of shares is May 1, 1996. Since Lipper Global Flexible Portfolio Funds Index and S&P 500 Index performance data is not available coincident with the Fund's inception date, comparative
   performance     is presented from the month end closest to the Fund's
   inception date (April 30, 1996).
(b)The Lipper Global Flexible Portfolio Funds Index is an equally weighted unmanaged index of typically the 10 largest mutual funds within the global flexible portfolio funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is
   not possible to invest directly in an index.        Source: Lipper Inc.
(c)S&P 500 Index is a capitalization-weighted, unmanaged total return index comprised of 500 widely held common stocks, representing industrial, utility, transportation, and financial companies traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                Shares    Value +
------------------------------------------------------------------
COMMON STOCKS - 98.4% of net assets

BROADCASTING--1.6%
 Cox Radio, Inc. Class A*                       47,200 $  952,024
                                                       ----------

BUSINESS SERVICES--1.6%
 ChoicePoint, Inc.*                             22,900    953,556
                                                       ----------

CHEMICALS--SPECIALTY--2.2%
 Cabot Microelectronics Corp.*                  27,200  1,314,032
                                                       ----------

COMMUNICATIONS EQUIPMENT--3.0%
 Brocade Communications Systems, Inc.*          42,900    601,887
 Finisar Corp.*                                100,100    396,396
 QLogic Corp.*                                  41,400    786,600
                                                       ----------
                                                        1,784,883
                                                       ----------

COMPUTER SERVICES--5.4%
 Affiliated Computer Services, Inc. Class A*    14,100  1,147,881
 EarthLink, Inc.*                               66,600  1,014,318
 SunGard Data Systems, Inc.*                    45,700  1,068,009
                                                       ----------
                                                        3,230,208
                                                       ----------

COMPUTER SOFTWARE--12.2%
 Advent Software, Inc.*                         24,100    907,365
 Citrix Systems, Inc.*                          35,100    694,980
 Electronic Arts, Inc.*                         25,500  1,164,585
 Intuit, Inc.*                                  32,700  1,170,660
 Macrovision Corp.*                             31,000    880,710
 THQ, Inc.*                                     24,800  1,070,120
 VeriSign, Inc.*                                34,900  1,462,310
                                                       ----------
                                                        7,350,730
                                                       ----------

EDUCATION--2.5%
 Apollo Group, Inc. Class A*                    35,600  1,496,268
                                                       ----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--12.6%
 Broadcom Corp. Class A*                        34,000    690,200
 Cree Research, Inc.*                           39,500    583,810
 Integrated Device Technology, Inc.*            49,100    987,892
 Intersil Corp. Class A*                        47,600  1,328,992
 Marvell Technology Group Ltd.*                 53,100    761,985
 NVIDIA Corp.*                                  30,200    829,594
 RF Micro Devices, Inc.*                        71,100  1,180,260
 Semtech Corp.*                                 43,200  1,226,016
                                                       ----------
                                                        7,588,749
                                                       ----------

FINANCIAL SERVICES--2.1%
 Investors Financial Services Corp.             22,200  1,279,608
                                                       ----------

HEALTHCARE--BIOTECHNOLOGY--13.0%
 Abgenix, Inc.*                                 29,800    676,460
 COR Therapeutics, Inc.*                        23,700    536,331

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                    Shares    Value +
          ------------------------------------------------------------
          COMMON STOCKS - continued

          HEALTHCARE--BIOTECHNOLOGY--CONTINUED
           Gilead Sciences, Inc.*                   20,000 $1,123,400
           Human Genome Sciences, Inc.*             21,500    664,565
           ICOS Corp.*                              18,500    910,385
           IDEC Pharmaceuticals Corp.*              19,700    976,529
           ImClone Systems, Inc.*                   10,800    610,740
           Invitrogen Corp.*                        17,300  1,137,648
           MedImmune, Inc.*                         17,700    630,651
           Protein Design Labs, Inc.*               12,400    585,652
                                                           ----------
                                                            7,852,361
                                                           ----------

          HEALTHCARE--DRUGS--9.7%
           Barr Laboratories, Inc.*                 14,700  1,162,182
           Biovail Corp.*                           25,200  1,169,280
           Cephalon, Inc.*                          10,100    503,788
           King Pharmaceuticals, Inc.*              44,266  1,856,959
           Mylan Laboratories, Inc.                 34,700  1,131,914
                                                           ----------
                                                            5,824,123
                                                           ----------

          HEALTHCARE--MEDICAL TECHNOLOGY--3.1%
           Cytyc Corp.*                             69,500  1,863,295
                                                           ----------

          HEALTHCARE--SERVICES--9.4%
           Express Scripts, Inc. Class A*           30,000  1,659,600
           Laboratory Corp. of America Holdings*    19,800  1,600,830
           LifePoint Hospitals, Inc.*               26,400  1,161,600
           Quest Diagnostics, Inc.*                 19,600  1,209,320
                                                           ----------
                                                            5,631,350
                                                           ----------

          INSURANCE--4.0%
           Arthur J. Gallagher & Co.                27,700    937,645
           Lincoln National Corp.                   31,800  1,482,834
                                                           ----------
                                                            2,420,479
                                                           ----------

          MACHINERY--1.4%
           KLA-Tencor Corp.*                        27,600    871,608
                                                           ----------

          OIL & GAS EXPLORATION--3.1%
           Murphy Oil Corp.                         13,900  1,005,804
           Ocean Energy, Inc.                       53,600    873,680
                                                           ----------
                                                            1,879,484
                                                           ----------

          RETAIL--SPECIALTY--8.4%
           Best Buy Co., Inc.*                      18,800    854,460
           Blockbuster, Inc. Class A                57,900  1,268,010
           CDW Computer Centers, Inc.*              33,200  1,201,176
           Coach, Inc.*                             31,600    837,716
           Williams-Sonoma, Inc.*                   37,400    890,494
                                                           ----------
                                                            5,051,856
                                                           ----------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                  Shares     Value +
-------------------------------------------------------------------------------------
COMMON STOCKS - continued

TELECOMMUNICATIONS--WIRELESS--1.6%
 Triton PCS Holdings, Inc. Class A*                               25,000 $   950,000
                                                                         -----------

UTILITIES--1.5%
 Calpine Corp.*                                                   40,000     912,400
                                                                         -----------
 TOTAL COMMON STOCKS
  (Identified Cost $77,171,745)                                           59,207,014
                                                                         -----------

                                                                    Face
                                                                  Amount
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.4% of net assets
 Repurchase Agreement with State Street Corp., dated 9/28/01 at 2.000% to be repurchased at $858,143 on 10/01/01
  collateralized by $545,000 U.S Treasury Bond, 13.250% due
  05/15/14 with a value of $876,631                             $858,000     858,000
                                                                         -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $858,000)                                                 858,000
                                                                         -----------
TOTAL INVESTMENTS--99.8%
 (IDENTIFIED COST $78,029,745)@                                           60,065,014
 Cash and Other Assets, Less Liabilities--0.2%                               144,118
                                                                         -----------
NET ASSETS--100%                                                         $60,209,132
                                                                         ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $78,399,096 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,458,348 and $20,792,430, respectively, resulting in net unrealized depreciation of $18,334,082.

                See accompanying notes to financial statements.

Loomis Sayles Emerging Markets Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                 Shares    Value +
-----------------------------------------------------------------------------------
COMMON STOCKS - 100.9% of net assets

BRAZIL--4.9%
 Companhia Paranaense de Energia-Copel ADR                        3,900 $   22,815
 Embraer-Empresa Brasileria de Aeronautica SA ADR                 2,558     32,615
 Tele Norte Leste Participacoes SA ADR                            3,700     33,485
                                                                        ----------
                                                                            88,915
                                                                        ----------

CROATIA--2.9%
 Zagrebacka Banka d.d. GDR                                        2,800     53,900
                                                                        ----------

HONG KONG--2.3%
 China Mobile (Hong Kong) Ltd.*                                  13,500     42,839
                                                                        ----------

HUNGARY--3.4%
 OTP Bank                                                         1,300     62,661
                                                                        ----------

INDIA--16.7%
 Dr. Reddy's Laboratories Ltd. ADR*                               3,700     82,325
 HDFC Bank Ltd. ADR*                                              3,700     51,060
 Infosys Technologies Ltd. ADR                                      950     32,119
 State Bank of India GDR                                          5,600     42,112
 Videsh Sanchar Nigam Ltd. ADR                                    4,400     41,712
 Wipro Ltd. ADR                                                   2,700     57,240
                                                                        ----------
                                                                           306,568
                                                                        ----------

INDONESIA--2.1%
 PT Gudang Garam Tbk                                             36,500     37,600
                                                                        ----------

ISRAEL--8.2%
 Check Point Software Technologies Ltd.*                          1,450     31,929
 Comverse Technology, Inc.*                                       1,700     34,816
 Mercury Interactive Corp.*                                         900     17,136
 Teva Pharmaceutical Industries Ltd. ADR                          1,100     66,495
                                                                        ----------
                                                                           150,376
                                                                        ----------

MEXICO--11.6%
 America Movil SA de CV, Series L ADR                             2,700     40,041
 Corporacion Interamericana de Entretenimiento SA, Series B*     26,700     53,327
 Grupo Modelo SA de CV, Series C                                 15,400     33,510
 Grupo Televisa SA ADR*                                           1,300     37,310
 Telefonos de Mexico SA ADR                                       1,500     48,435
                                                                        ----------
                                                                           212,623
                                                                        ----------

PHILIPPINES--2.2%
 Ayala Land, Inc.                                               483,000     40,446
                                                                        ----------

RUSSIA--1.1%
 Norilsk Nickel ADR*                                              1,500     19,425
                                                                        ----------

SINGAPORE--6.4%
 Datacraft Asia Ltd.                                             11,440     37,523
 Frontline Technologies Corp. Ltd.*                             253,000     40,806
 Venture Manufacturing (Singapore) Ltd.                           8,000     39,614
                                                                        ----------
                                                                           117,943
                                                                        ----------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                   Shares     Value +
----------------------------------------------------------------------
COMMON STOCKS - continued

SOUTH AFRICA--6.4%
 Anglo American Plc                                 5,100 $    61,332
 Standard Bank Investment Corp. Ltd.               16,300      55,833
                                                          -----------
                                                              117,165
                                                          -----------

SOUTH KOREA--23.1%
 Cheil Jedang Corp.                                   800      23,252
 H&CB                                               3,527      75,733
 Humax Co. Ltd.                                     4,800      69,939
 Hyundai Motor Co. Ltd.                             2,900      37,362
 LG Home Shopping, Inc.                             1,700      55,928
 Samsung Electronics                                  460      49,386
 Samsung Securities Co. Ltd.                        2,600      56,725
 SK Telecom Co. Ltd.                                  350      55,828
                                                          -----------
                                                              424,153
                                                          -----------

TAIWAN--4.1%
 Asustek Computer, Inc.                            13,750      41,238
 Taiwan Semiconductor Manufacturing Co. Ltd.       25,200      34,101
                                                          -----------
                                                               75,339
                                                          -----------

THAILAND--5.5%
 Advanced Info Service                              5,000      53,495
 Bangkok Bank Public Co. Ltd.*                     51,800      47,155
                                                          -----------
                                                              100,650
                                                          -----------
 TOTAL COMMON STOCKS
  (Identified Cost $2,604,567)                              1,850,603
                                                          -----------
TOTAL INVESTMENTS--100.9%
 (IDENTIFIED COST $2,604,567)@                              1,850,603
 Liabilities, Less Cash and Other Assets--(0.9%)             (16,988)
                                                          -----------
NET ASSETS--100%                                          $ 1,833,615
                                                          ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $2,638,460 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $59,957 and $848,325, respectively, resulting in net unrealized depreciation of $788,368.

Key to Abbreviations:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


              TEN LARGEST SECTOR  HOLDINGS AT SEPTEMBER 30, 2001
                         AS A PERCENTAGE OF NET ASSETS

                         Telecommunications       15.0%
                         Banks/Savings & Loans    10.5%
                         Computer Software         9.4%
                         Banking & Finance         8.1%
                         Healthcare--Drugs         8.1%
                         Computer Services         6.4%
                         Financial Services        5.7%
                         Communications Equipment  3.8%
                         Mining                    3.3%
                         Retail--Specialty         3.1%

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles Global Technology Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                      Shares     Value +
       ------------------------------------------------------------------
       COMMON STOCKS - 93.3% of net assets

       CHEMICALS--SPECIALTY--1.0%
        Cabot Microelectronics Corp.*                    400 $    19,324
                                                             -----------

       COMMERCIAL SERVICES--0.8%
        FreeMarkets, Inc.*                             1,550      16,399
                                                             -----------

       COMMUNICATIONS EQUIPMENT--11.0%
        APT Satellite Holdings Ltd.                   97,000      29,226
        Emulex Corp.*                                  1,300      12,363
        Humax Co. Ltd.                                 3,300      48,083
        JDS Uniphase Corp.*                            6,100      38,552
        Nokia Oyj                                      2,400      39,205
        ONI Systems Corp.*                             2,800      11,284
        QUALCOMM, Inc.*                                  550      26,147
        Sonus Networks, Inc.*                          4,050      12,150
                                                             -----------
                                                                 217,010
                                                             -----------

       COMPUTER HARDWARE--3.3%
        Asustek Computer, Inc.                         9,000      26,992
        Dell Computer Corp.*                           1,050      19,457
        EMC Corp.                                      1,600      18,800
                                                             -----------
                                                                  65,249
                                                             -----------

       COMPUTER SERVICES--10.9%
        Celestica, Inc.*                               1,500      40,558
        Datacraft Asia Ltd.                           13,040      42,771
        Frontline Technologies Corp. Ltd.*           287,000      46,289
        Itochu Techno-Science Corp.                      500      33,932
        Radware Ltd.*                                  2,600      22,698
        Venture Manufacturing (Singapore) Ltd.         6,000      29,711
                                                             -----------
                                                                 215,959
                                                             -----------

       COMPUTER SOFTWARE--21.6%
        BEA Systems, Inc.*                             1,150      11,029
        Centra Software, Inc.*                           350       2,996
        Check Point Software Technologies Ltd.*        1,450      31,929
        Citrix Systems, Inc.*                            500       9,900
        Comverse Technology, Inc.*                     1,200      24,576
        Infosys Technologies Ltd. ADR                    800      27,048
        Intuit, Inc.*                                    650      23,270
        Macrovision Corp.*                               550      15,625
        Mercury Interactive Corp.*                       800      15,232
        Microsoft Corp.*                                 500      25,585
        NCsoft Corp.                                     600      43,252
        Nippon System Development Co. Ltd.               600      26,978
        Quest Software, Inc.*                          1,150      13,317
        Software AG                                      900      33,736
        Stellent, Inc.*                                1,500      21,600
        VeriSign, Inc.*                                  700      29,330
        Veritas Software Corp.*                        1,000      18,440
        WebEx Communications, Inc.*                    1,000      21,240
        Wipro Ltd. ADR                                 1,500      31,800
                                                             -----------
                                                                 426,883
                                                             -----------

       DIVERSIFIED OPERATIONS--2.0%
        Groupe Bruxelles Lambert SA                      800      38,950
                                                             -----------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                        Shares     Value +
      ---------------------------------------------------------------------
      COMMON STOCKS - continued

      ELECTRONIC COMPONENTS--10.0%
       Elec & Eltek International Co. Ltd.              11,000 $    27,390
       FEI Co.*                                            600      13,050
       Flextronics International Ltd.*                   1,900      31,426
       Hon Hai Precision Industry Co. Ltd.               8,000      25,268
       Olympus Optical Co. Ltd.                          3,000      42,153
       Samsung Electronics                                 330      35,429
       Surface Mount Technology (Holdings) Ltd.*       113,000      23,661
                                                               -----------
                                                                   198,377
                                                               -----------

      ELECTRONIC COMPONENTS--SEMICONDUCTORS--8.9%
       Broadcom Corp. Class A*                             600      12,180
       Genesis Microchip, Inc.*                          1,100      30,954
       Integrated Device Technology, Inc.*                 900      18,108
       Marvell Technology Group Ltd.*                    1,050      15,068
       RF Micro Devices, Inc.*                           1,200      19,920
       Semtech Corp.*                                      500      14,190
       Silicon Laboratories, Inc.*                       1,400      19,306
       STMicroelectronics NV                             1,400      30,086
       Virage Logic Corp.*                               1,450      15,848
                                                               -----------
                                                                   175,660
                                                               -----------

      HEALTHCARE--BIOTECHNOLOGY--6.1%
       Celltech Group Plc*                               2,700      27,508
       Human Genome Sciences, Inc.*                        500      15,455
       ICOS Corp.*                                         450      22,144
       Myriad Genetics, Inc.*                              550      16,852
       Serono SA                                         2,100      39,858
                                                               -----------
                                                                   121,817
                                                               -----------

      HEALTHCARE--DRUGS--5.6%
       Biovail Corp.*                                    1,400      64,960
       CSL Ltd.                                          1,400      31,128
       Taro Pharmaceutical Industries Ltd.*                400      14,064
                                                               -----------
                                                                   110,152
                                                               -----------

      HEALTHCARE--MEDICAL SUPPLIES--3.0%
       Cochlear Ltd.                                     2,550      58,779
                                                               -----------

      MACHINERY--2.1%
       ASM Lithography Holding NV*                         800       8,968
       KLA-Tencor Corp.*                                   550      17,369
       Novellus Systems, Inc.*                             550      15,708
                                                               -----------
                                                                    42,045
                                                               -----------

      MEDIA & ENTERTAINMENT--3.0%
       Vivendi Universal SA                              1,300      60,159
                                                               -----------

      OFFICE EQUIPMENT--1.4%
       Canon, Inc.                                       1,000      27,431
                                                               -----------

      TELECOMMUNICATIONS--1.8%
       BCE Emergis, Inc.*                                  900      16,613
       British Telecommunications Plc                    3,700      18,494
                                                               -----------
                                                                    35,107
                                                               -----------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                                       Shares     Value +
------------------------------------------------------------------------------------------
COMMON STOCKS - continued

TELECOMMUNICATIONS--WIRELESS--0.8%
 Nextel Communications, Inc. Class A*                                   1,950 $    16,848
                                                                              -----------
 TOTAL COMMON STOCKS
  (Identified Cost $2,856,769)                                                  1,846,149
                                                                              -----------

                                                                         Face
                                                                       Amount
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.8% of net assets
 Repurchase Agreement with State Street Corp., dated 9/28/01 at
  2.000% to be repurchased at $135,023 on 10/01/01
  collateralized by $120,000 U.S. Treasury Note, 7.875% due
  11/15/04 with a value of $139,350                                  $135,000     135,000
                                                                              -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $135,000)                                                      135,000
                                                                              -----------
TOTAL INVESTMENTS--100.1%
 (IDENTIFIED COST $2,991,769)@                                                  1,981,149
 Liabilities, Less Cash and Other Assets--(0.1%)                                  (2,619)
                                                                              -----------
NET ASSETS--100%                                                              $ 1,978,530
                                                                              ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $3,118,542 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,788 and $1,169,181, respectively, resulting in net unrealized depreciation of $1,137,393.

Key to Abbreviations:
ADR: American Depositary Receipt

              TEN LARGEST COUNTRY HOLDINGS AT SEPTEMBER 30, 2001
                         AS A PERCENTAGE OF NET ASSETS

                              United States 33.5%
                              Canada         8.1%
                              Singapore      7.4%
                              Japan          6.6%
                              Israel         5.5%
                              France         4.6%
                              Australia      4.5%
                              South Korea    4.2%
                              India          3.0%
                              Hong Kong      2.7%

                See accompanying notes to financial statements.

Loomis Sayles Growth Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                               Shares      Value +
-------------------------------------------------------------------
COMMON STOCKS - 98.6% of net assets

ADVERTISING--1.9%
 Omnicom Group, Inc.                            6,600 $    428,340
                                                      ------------

AUTO & RELATED--1.3%
 Harley-Davidson, Inc.                          7,200      291,600
                                                      ------------

COMMERCIAL SERVICES--2.8%
 eBay, Inc.*                                   13,400      613,050
                                                      ------------

COMMUNICATIONS EQUIPMENT--1.7%
 Cisco Systems, Inc.*                          31,500      383,670
                                                      ------------

COMPUTER HARDWARE--2.6%
 International Business Machines Corp.          6,100      563,030
                                                      ------------

COMPUTER SERVICES--2.1%
 Affiliated Computer Services, Inc. Class A*    1,700      138,397
 SunGard Data Systems, Inc.*                   14,200      331,854
                                                      ------------
                                                           470,251
                                                      ------------

COMPUTER SOFTWARE--6.0%
 Citrix Systems, Inc.*                         11,700      231,660
 Microsoft Corp.*                              10,500      537,285
 VeriSign, Inc.*                               13,600      569,840
                                                      ------------
                                                         1,338,785
                                                      ------------

DATA PROCESSING SERVICES--2.7%
 First Data Corp.                              10,400      605,904
                                                      ------------

DIVERSIFIED OPERATIONS--6.1%
 General Electric Co.                          20,700      770,040
 Tyco International Ltd.                       12,800      582,400
                                                      ------------
                                                         1,352,440
                                                      ------------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--5.0%
 Analog Devices, Inc.*                          6,600      215,820
 Intel Corp.                                    9,600      196,224
 NVIDIA Corp.*                                 17,200      472,484
 Texas Instruments, Inc.                        9,100      227,318
                                                      ------------
                                                         1,111,846
                                                      ------------

FINANCIAL SERVICES--12.5%
 Bank of America Corp.                          8,300      484,720
 Concord EFS, Inc.*                            12,100      592,295
 Household International, Inc.                  5,800      327,004
 Moody's Corp.                                 19,000      703,000
 USA Education, Inc.                            8,100      671,571
                                                      ------------
                                                         2,778,590
                                                      ------------

FOOD & BEVERAGE--5.6%
 Kraft Foods, Inc. Class A                     14,800      508,676
 PepsiCo, Inc.                                 15,200      737,200
                                                      ------------
                                                         1,245,876
                                                      ------------

GOVERNMENT AGENCIES--3.9%
 Federal Home Loan Mortgage Corp.              13,100      851,500
                                                      ------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                  Shares      Value +
           -----------------------------------------------------------
           COMMON STOCKS - continued

           HEALTHCARE--DRUGS--11.1%
            Abbott Laboratories                    8,300 $    430,355
            Forest Laboratories, Inc.*             9,000      649,260
            Johnson & Johnson                     16,700      925,180
            King Pharmaceuticals, Inc.*           10,933      458,639
                                                         ------------
                                                            2,463,434
                                                         ------------

           HEALTHCARE--PRODUCTS--8.4%
            Amerisource Corp.*                     7,600      539,220
            Baxter International, Inc.            13,600      748,680
            Stryker Corp.                         11,000      581,900
                                                         ------------
                                                            1,869,800
                                                         ------------

           HEALTHCARE--SERVICES--8.6%
            Cardinal Health, Inc.                  9,150      676,643
            Quest Diagnostics, Inc.*               8,600      530,620
            Tenet Healthcare Corp.*               11,600      691,940
                                                         ------------
                                                            1,899,203
                                                         ------------

           HOLDING COMPANIES--DIVERSIFIED--2.0%
            Berkshire Hathaway, Inc. Class B*        189      440,370
                                                         ------------

           INSURANCE--2.3%
            American International Group, Inc.     6,500      507,000
                                                         ------------

           MACHINERY--1.2%
            KLA-Tencor Corp.*                      4,000      126,320
            Novellus Systems, Inc.*                4,500      128,520
                                                         ------------
                                                              254,840
                                                         ------------

           OIL & GAS--2.3%
            Chevron Corp.                          6,100      516,975
                                                         ------------

           RETAIL--GENERAL--1.6%
            Family Dollar Stores, Inc.            12,800      352,256
                                                         ------------

           RETAIL--SPECIALTY--6.9%
            Bed Bath & Beyond, Inc.*               9,400      239,324
            Best Buy Co., Inc.*                   14,700      668,115
            Lowe's Cos., Inc.                     19,700      623,505
                                                         ------------
                                                            1,530,944
                                                         ------------
            TOTAL COMMON STOCKS
             (Identified Cost $23,479,772)                 21,869,704
                                                         ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                      Face
                                                                    Amount     Value +
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.0% of net assets
 Repurchase Agreement with State Street Corp., dated 9/28/01 at
  2.000% to be repurchased at $888,148 on 10/01/01
  collateralized by $780,000 U.S Treasury Note, 7.875% due
  11/15/04 with a value of $905,775                               $888,000 $   888,000
                                                                           -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $888,000)                                                   888,000
                                                                           -----------
TOTAL INVESTMENTS--102.6%
 (IDENTIFIED COST $24,367,772)@                                             22,757,704
 Liabilities, Less Cash and Other Assets--(2.6%)                             (579,545)
                                                                           -----------
NET ASSETS--100%                                                           $22,178,159
                                                                           ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $24,512,642 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $807,515 and $2,562,453, respectively, resulting in net unrealized depreciation of $1,754,938.

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles International Equity Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                      Shares      Value +
--------------------------------------------------------------------------
COMMON STOCKS - 97.8% of net assets

AUSTRALIA--6.2%
 Coca-Cola Amatil Ltd.                               201,000 $    542,859
 Foster's Brewing Group Ltd.                         261,200      644,721
 Macquarie Infrastructure Group                      232,900      391,693
 Mayne Nickless Ltd.                                 141,600      495,200
 Rio Tinto Ltd.                                       38,800      599,763
 Wesfarmers Ltd.                                      43,600      639,670
 Westpac Banking Corp. Ltd.                           44,800      294,511
                                                             ------------
                                                                3,608,417
                                                             ------------

BELGIUM--1.2%
 Interbrew                                            28,300      718,548
                                                             ------------

BRAZIL--0.5%
 Embraer-Empresa Brasileria de Aeronautica SA ADR     21,349      272,200
                                                             ------------

CANADA--7.6%
 Biovail Corp.*                                       11,200      517,731
 Canadian Pacific Ltd.                                18,900      606,543
 Celestica, Inc.*                                     10,700      289,317
 Manulife Financial Corp.                             13,300      348,249
 Petro-Canada                                         23,400      577,443
 Precision Drilling Corp.*                            18,800      397,619
 Royal Bank of Canada                                 15,500      472,597
 Sun Life Financial Services of Canada                17,900      359,201
 TransCanada PipeLines Ltd.                           65,200      839,772
                                                             ------------
                                                                4,408,472
                                                             ------------

DENMARK--4.0%
 Danske Bank                                          47,100      737,703
 Novo Nordisk A/S Series B                            38,100    1,580,429
                                                             ------------
                                                                2,318,132
                                                             ------------

FINLAND--0.5%
 Nokia Oyj                                            19,000      310,372
                                                             ------------

FRANCE--12.1%
 Aventis SA                                           10,900      826,298
 Carrefour SA                                         13,500      649,912
 Orange SA*                                          104,900      763,714
 Sanofi-Synthelabo SA                                 11,900      774,316
 STMicroelectronics NV                                17,200      369,628
 Technip                                               6,413      807,660
 Thales SA                                            15,232      554,475
 Total Fina SA Class B                                 6,730      903,383
 Vivendi Environnement                                18,200      704,255
 Vivendi Universal SA                                 14,600      675,630
                                                             ------------
                                                                7,029,271
                                                             ------------

GERMANY--2.3%
 Allianz AG                                            3,000      677,077
 Muenchener Rueckversicherungs-Gesellschaft AG         2,600      668,432
                                                             ------------
                                                                1,345,509
                                                             ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                               Shares      Value +
-------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HONG KONG--2.7%
 China Mobile (Hong Kong) Ltd.*                72,000 $    228,476
 CNOOC Ltd.                                   623,000      619,046
 Huaneng Power International, Inc.          1,274,000      718,713
                                                      ------------
                                                         1,566,235
                                                      ------------

INDIA--1.4%
 Dr. Reddy's Laboratories Ltd. ADR*            35,100      780,975
                                                      ------------

IRELAND--6.0%
 Anglo Irish Bank Corp. Plc                   218,900      649,424
 Bank of Ireland*                              71,200      564,369
 Elan Corp. Plc ADR*                           25,900    1,254,855
 Galen Holdings Plc ADR                        17,800      679,960
 Ryanair Holdings Plc*                         41,300      337,138
                                                      ------------
                                                         3,485,746
                                                      ------------

ISRAEL--1.0%
 Amdocs Ltd.*                                   3,700       98,605
 Teva Pharmaceutical Industries Ltd. ADR        7,600      459,420
                                                      ------------
                                                           558,025
                                                      ------------

ITALY--2.7%
 ENI Spa                                       63,050      782,071
 Riunione Adriatica di Sicurta Spa             62,700      753,193
                                                      ------------
                                                         1,535,264
                                                      ------------

JAPAN--12.9%
 Canon, Inc.                                   11,000      301,736
 Daiwa House Industry Co. Ltd.                 66,000      481,671
 FamilyMart Co. Ltd.                           27,500      532,883
 Honda Motor Co. Ltd.                          14,600      473,970
 JGC Corp.                                      2,000       14,563
 Matsumotokiyoshi Co. Ltd.                     12,200      510,679
 Mitsubishi Pharma Corp.                       47,000      559,852
 Mitsui Fudosan Co. Ltd.                       57,000      650,281
 Nintendo Co. Ltd.                              3,000      430,585
 Nishimatsu Construction Co. Ltd.             167,000      757,881
 Nissan Motor Co. Ltd.                         91,000      379,389
 Onward Kashiyama Co. Ltd.                     47,000      508,993
 Orix Corp.                                     6,800      567,570
 Shohkoh Fund & Co. Ltd.                        6,360      640,215
 Takefuji Corp.                                 8,400      662,360
                                                      ------------
                                                         7,472,628
                                                      ------------

NETHERLANDS--5.0%
 ASM Lithography Holding NV*                    8,700       97,527
 Fortis (NL) NV                                40,415      986,431
 Heineken NV                                    9,600      363,612



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                   Shares      Value +
          -------------------------------------------------------------

          COMMON STOCKS - CONTINUED

          NETHERLANDS--CONTINUED
           ING Groep NV                            30,100 $    806,161
           Koninklijke (Ahold) NV                  23,600      655,054
                                                          ------------
                                                             2,908,785
                                                          ------------

          PORTUGAL--1.8%
           Portugal Telecom SGPS SA               141,510    1,027,673
                                                          ------------

          SOUTH AFRICA--1.3%
           Anglo American Plc                      27,800      334,318
           Standard Bank Investment Corp. Ltd.    126,300      432,623
                                                          ------------
                                                               766,941
                                                          ------------

          SOUTH KOREA--0.9%
           Samsung Electronics                      2,300      246,933
           Samsung Securities Co. Ltd.             12,470      272,064
                                                          ------------
                                                               518,997
                                                          ------------

          SPAIN--2.8%
           Endesa SA                               21,700      336,705
           Grupo Ferrovial SA                      43,200      758,763
           Telefonica SA                           46,954      518,748
                                                          ------------
                                                             1,614,216
                                                          ------------

          SWITZERLAND--4.4%
           Nestle SA*                               3,400      724,790
           Synthes-Stratec, Inc.                    1,600    1,047,949
           UBS AG*                                 16,200      756,747
                                                          ------------
                                                             2,529,486
                                                          ------------

          UNITED KINGDOM--20.5%
           Allied Domecq Plc                      127,700      711,527
           Billiton Plc                           124,500      512,036
           BP Amoco Plc                           148,400    1,226,116
           British Telecommunications Plc         153,700      768,271
           Capita Group Plc                       130,200      706,316
           Centrica Plc                           185,800      581,817
           Compass Group Plc                      114,600      799,433
           Diageo Plc                              68,700      721,640
           GlaxoSmithKline Plc                     31,000      875,033
           Reed International Plc                  73,700      608,385
           Royal Bank of Scotland Group Plc        61,200    1,347,798
           Shire Pharmaceutical Group Plc*        112,300    1,518,900
           Tesco Plc                              240,300      904,389
           Vodafone Group Plc                     276,640      610,053
                                                          ------------
                                                            11,891,714
                                                          ------------
           TOTAL COMMON STOCKS
            (Identified Cost $61,777,981)                   56,667,606
                                                          ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                      Face
                                                                    Amount     Value +
---------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 0.5% OF NET ASSETS
 Repurchase Agreement with State Street Corp., dated 9/28/01 at
  2.000% to be repurchased at $291,049 on 10/01/01
  collateralized by $260,000 U.S Treasury Note, 7.875% due
  11/15/04 with a value of $301,925                               $291,000 $   291,000
                                                                           -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $291,000)                                                   291,000
                                                                           -----------
TOTAL INVESTMENTS--98.3%
 (IDENTIFIED COST $62,068,981)@                                             56,958,606
 Cash and Other Assets, Less Liabilities--1.7%                                 971,642
                                                                           -----------
NET ASSETS--100%                                                           $57,930,248
                                                                           ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $62,575,711 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,066,118 and $7,683,223, respectively, resulting in net unrealized depreciation of $5,617,105.

Key to Abbreviations:
ADR:American Depositary Receipt
               TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2001
                         AS A PERCENTAGE OF NET ASSETS

                      Healthcare--Drugs              14.8%
                      Financial Services              9.9%
                      Food & Beverage                 8.6%
                      Telecommunications              6.9%
                      Oil & Gas                       6.7%
                      Banking & Finance               6.7%
                      Building & Construction         4.8%
                      Insurance                       3.7%
                      Retail--Food & Drug             3.6%
                      Healthcare--Medical Technology  2.2%

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles Research Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                       Shares     Value +
       -------------------------------------------------------------------
       COMMON STOCKS - 97.4% of net assets

       AEROSPACE/DEFENSE--1.0%
        Boeing Co.                                     1,200  $    40,200
                                                              -----------

       BUILDING MATERIALS--2.0%
        Masco Corp.                                    4,125       84,315
                                                              -----------

       CHEMICALS--1.7%
        Air Products & Chemicals, Inc.                 1,875       72,337
                                                              -----------

       COMMUNICATIONS EQUIPMENT--2.7%
        Cisco Systems, Inc.*                           2,500       30,450
        Nokia Oyj ADR                                  2,875       44,994
        Research In Motion Ltd.*                       2,525       40,602
                                                              -----------
                                                                  116,046
                                                              -----------

       COMPUTER HARDWARE--1.2%
        International Business Machines Corp.            550       50,765
                                                              -----------

       COMPUTER SERVICES--0.9%
        SunGard Data Systems, Inc.*                    1,675       39,145
                                                              -----------

       COMPUTER SOFTWARE--4.1%
        Microsoft Corp.*                               2,825      144,555
        VERITAS Software Corp.*                        1,700       31,348
                                                              -----------
                                                                  175,903
                                                              -----------

       CONSUMER PRODUCTS--2.4%
        Avon Products, Inc.                              925       42,781
        Procter & Gamble Co.                             825       60,052
                                                              -----------
                                                                  102,833
                                                              -----------

       DIVERSIFIED OPERATIONS--4.5%
        General Electric Co.                           2,350       87,420
        Tyco International Ltd.                        2,275      103,512
                                                              -----------
                                                                  190,932
                                                              -----------

       ELECTRONIC COMPONENTS--SEMICONDUCTORS--4.2%
        Intel Corp.                                    2,050       41,902
        Maxim Integrated Products, Inc.*               1,225       42,802
        NVIDIA Corp.*                                  1,650       45,325
        Texas Instruments, Inc.                        1,900       47,462
                                                              -----------
                                                                  177,491
                                                              -----------

       FINANCIAL SERVICES--14.3%
        Bank of America Corp.                          1,525       89,060
        Citigroup, Inc.                                3,641      147,460
        Concord EFS, Inc.*                             1,025       50,174
        FleetBoston Financial Corp.                    2,175       79,931
        Household International, Inc.                    850       47,923
        Lehman Brothers Holdings, Inc.                 1,100       62,535
        U.S. Bancorp                                   3,225       71,531
        USA Education, Inc.                              725       60,110
                                                              -----------
                                                                  608,724
                                                              -----------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                  Shares     Value +
            ---------------------------------------------------------
            COMMON STOCKS - continued

            FOOD & BEVERAGE--3.6%
             Anheuser-Busch Cos., Inc.            1,800  $    75,384
             PepsiCo, Inc.                          900       43,650
             SYSCO Corp.                          1,350       34,479
                                                         -----------
                                                             153,513
                                                         -----------

            GOVERNMENT AGENCIES--1.5%
             Federal Home Loan Mortgage Corp.       950       61,750
                                                         -----------

            HEALTHCARE--BIOTECHNOLOGY--1.0%
             ICOS Corp.*                            900       44,289
                                                         -----------

            HEALTHCARE--DRUGS--10.4%
             Abbott Laboratories                  1,150       59,627
             Allergan, Inc.                         600       39,780
             Forest Laboratories, Inc.*             725       52,302
             Johnson & Johnson                    2,225      123,265
             Pfizer, Inc.                         4,100      164,410
                                                         -----------
                                                             439,384
                                                         -----------

            HEALTHCARE--PRODUCTS--2.7%
             Baxter International, Inc.           1,200       66,060
             Biomet, Inc.                         1,700       49,725
                                                         -----------
                                                             115,785
                                                         -----------

            HEALTHCARE--SERVICES--1.3%
             Cardinal Health, Inc.                  750       55,463
                                                         -----------

            HOUSING & BUILDING MATERIALS--1.0%
             Leggett & Platt, Inc.                2,225       43,388
                                                         -----------

            INSURANCE--3.5%
             Ace Ltd.                             1,950       56,296
             American International Group, Inc.   1,175       91,650
                                                         -----------
                                                             147,946
                                                         -----------

            MACHINERY--1.8%
             Danaher Corp.                        1,625       76,667
                                                         -----------

            MEDIA & ENTERTAINMENT--4.1%
             Cox Communications, Inc. Class A*    2,075       86,631
             McGraw-Hill Cos., Inc.               1,475       85,845
                                                         -----------
                                                             172,476
                                                         -----------

            METALS & MINING--0.9%
             Alcoa, Inc.                          1,175       36,437
                                                         -----------

            NATURAL GAS--1.2%
             El Paso Corp.                        1,205       50,068
                                                         -----------

            OIL & GAS DRILLING EQUIPMENT--0.7%
             Nabors Industries, Inc.*             1,375       28,834
                                                         -----------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                       Shares     Value +
      --------------------------------------------------------------------
      COMMON STOCKS - continued

      OIL & GAS--MAJOR INTEGRATED--5.9%
       Conoco, Inc. Class B                            1,150  $    29,141
       Exxon Mobil Corp.                               4,100      161,540
       Texaco, Inc.                                      950       61,750
                                                              -----------
                                                                  252,431
                                                              -----------

      RESTAURANTS--1.0%
       McDonald's Corp.                                1,575       42,746
                                                              -----------

      RETAIL--SPECIALTY--2.1%
       Best Buy Co., Inc. *                            1,050       47,722
       CDW Computer Centers, Inc. *                    1,100       39,798
                                                              -----------
                                                                   87,520
                                                              -----------

      TELECOMMUNICATIONS--6.7%
       AT&T Corp.                                      2,300       44,390
       BellSouth Corp.                                 1,850       76,867
       CenturyTel, Inc.                                1,850       61,975
       Qwest Communications International, Inc.        1,950       32,565
       Sprint Corp.                                    2,875       69,029
                                                              -----------
                                                                  284,826
                                                              -----------

      TEXTILE & APPAREL--3.8%
       Jones Apparel Group, Inc. *                     2,625       66,911
       NIKE, Inc. Class B                              2,000       93,620
                                                              -----------
                                                                  160,531
                                                              -----------

      TOBACCO--2.9%
       Philip Morris Cos., Inc.                        2,575      124,347
                                                              -----------

      UTILITIES--2.3%
       Entergy Corp.                                   2,800       99,568
                                                              -----------
       TOTAL COMMON STOCKS
        (Identified Cost $4,501,692)                            4,136,660
                                                              -----------
      TOTAL INVESTMENTS--97.4%
       (IDENTIFIED COST $4,501,692)@                            4,136,660
       Cash and Other Assets, Less Liabilities--2.6%              108,281
                                                              -----------
      NET ASSETS--100%                                        $ 4,244,941
                                                              ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $4,668,457 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $104,714 and $636,511, respectively, resulting in net unrealized depreciation of $531,797.

Key to Abbreviation:
ADR: American Depositary Receipt

                See accompanying notes to financial statements.

Loomis Sayles Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                         Shares       Value +
   ---------------------------------------------------------------------------
   COMMON STOCKS - 98.0% of net assets

   BANKS/SAVINGS & LOANS--2.4%
    New York Community Bancorp, Inc.                    179,775 $   4,172,578
                                                                -------------

   BROADCASTING--3.6%
    Entercom Communications Corp.*                      114,900     3,906,600
    Radio One, Inc. Class D*                            212,800     2,455,712
                                                                -------------
                                                                    6,362,312
                                                                -------------

   BUSINESS SERVICES--7.7%
    Administaff, Inc.*                                   68,900     1,791,400
    ChoicePoint, Inc.*                                  153,225     6,380,289
    Corporate Executive Board Co.*                      142,200     3,708,576
    Global Payments, Inc.                                56,200     1,652,280
                                                                -------------
                                                                   13,532,545
                                                                -------------

   CHEMICALS--SPECIALTY--1.6%
    Cabot Microelectronics Corp.*                        59,600     2,879,276
                                                                -------------

   COMMERCIAL SERVICES--0.6%
    FreeMarkets, Inc.*                                   97,200     1,028,376
                                                                -------------

   COMMUNICATIONS EQUIPMENT--3.8%
    Emulex Corp.*                                       183,800     1,747,938
    Finisar Corp.*                                      302,100     1,196,316
    Polycom, Inc.*                                      156,400     3,811,468
                                                                -------------
                                                                    6,755,722
                                                                -------------

   COMPUTER SERVICES--2.6%
    Manhattan Associates, Inc.*                         166,000     2,815,360
    Perot Systems Corp. Class A*                        113,200     1,828,180
                                                                -------------
                                                                    4,643,540
                                                                -------------

   COMPUTER SOFTWARE--6.5%
    Advent Software, Inc.*                               51,000     1,920,150
    Echelon Corp.*                                      120,000     1,497,600
    Macrovision Corp.*                                   93,450     2,654,914
    Stellent, Inc.*                                     155,050     2,232,720
    THQ, Inc.*                                           73,200     3,158,580
                                                                -------------
                                                                   11,463,964
                                                                -------------

   EDUCATION--1.4%
    Career Education Corp.*                              43,300     2,381,500
                                                                -------------

   ELECTRICAL EQUIPMENT--2.0%
    AstroPower, Inc.*                                    59,200     2,042,992
    Varian Semiconductor Equipment Associates, Inc.*     58,500     1,512,225
                                                                -------------
                                                                    3,555,217
                                                                -------------

   ELECTRONIC COMPONENTS--4.1%
    FEI Co.*                                             99,000     2,153,250
    Intermagnetics General Corp.                        106,194     2,470,072
    Plexus Corp.*                                       111,800     2,636,244
                                                                -------------
                                                                    7,259,566
                                                                -------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                        Shares       Value +
   --------------------------------------------------------------------------
   COMMON STOCKS - continued

   ELECTRONIC COMPONENTS--SEMICONDUCTORS--10.9%
    Alpha Industries, Inc.*                            124,500 $   2,411,565
    Cree Research, Inc.*                               114,200     1,687,876
    Cymer, Inc.*                                        96,400     1,614,700
    GlobeSpan, Inc.*                                   231,000     2,088,240
    Kopin Corp.*                                       202,600     2,113,118
    Marvell Technology Group Ltd.*                     163,400     2,344,790
    Microsemi Corp.*                                   158,800     4,136,740
    Power Integrations, Inc.*                          153,200     2,791,304
                                                               -------------
                                                                  19,188,333
                                                               -------------

   ENVIRONMENTAL SERVICES--1.3%
    Tetra Tech, Inc.*                                  106,100     2,344,810
                                                               -------------

   FINANCIAL SERVICES--3.8%
    Investors Financial Services Corp.                  78,900     4,547,796
    Metris Cos., Inc.                                   86,000     2,128,500
                                                               -------------
                                                                   6,676,296
                                                               -------------

   HEALTHCARE--BIOTECHNOLOGY--8.6%
    Abgenix, Inc.*                                      82,700     1,877,290
    Alkermes, Inc.*                                     79,300     1,552,694
    Charles River Laboratories International, Inc.*     49,000     1,733,130
    Exelixis, Inc.*                                    115,500     1,323,630
    Integra LifeSciences Holdings*                     103,700     2,864,194
    Myriad Genetics, Inc.*                              59,100     1,810,824
    Trimeris, Inc.*                                     66,500     2,334,150
    Tularik, Inc.*                                      87,900     1,619,118
                                                               -------------
                                                                  15,115,030
                                                               -------------

   HEALTHCARE--DRUGS--10.7%
    Barr Laboratories, Inc.*                            81,800     6,467,108
    CIMA Labs, Inc.*                                    44,800     2,721,600
    Covance, Inc.*                                     166,300     2,978,433
    Kos Pharmaceuticals, Inc.*                          68,400     1,904,940
    Medicis Pharmaceutical Corp. Class A*               67,650     3,381,147
    OSI Pharmaceuticals, Inc.*                          40,700     1,322,750
                                                               -------------
                                                                  18,775,978
                                                               -------------

   HEALTHCARE--PRODUCTS--2.0%
    ArthroCare Corp.*                                  112,400     2,203,040
    SurModics, Inc.*                                    30,700     1,226,465
                                                               -------------
                                                                   3,429,505
                                                               -------------

   HEALTHCARE--SERVICES--7.7%
    Accredo Health, Inc.*                               34,500     1,255,800
    AdvancePCS*                                         74,250     5,329,665
    Pharmaceutical Product Development, Inc.*           92,700     2,715,183
    Province Health Care, Inc.*                         88,600     3,255,164
    Specialty Laboratories, Inc.*                       34,000       935,000
                                                               -------------
                                                                  13,490,812
                                                               -------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                                       Shares       Value +
--------------------------------------------------------------------------------------------
COMMON STOCKS - continued

INSURANCE--2.1%
 HCC Insurance Holdings, Inc.                                         141,100 $   3,710,930
                                                                              -------------

OIL & GAS DRILLING EQUIPMENT--1.5%
 Hanover Compressor Co.*                                              123,800     2,679,032
                                                                              -------------

OIL & GAS EXPLORATION--3.2%
 Pogo Producing Co.                                                    76,900     1,807,150
 Spinnaker Exploration Co.*                                            56,800     2,009,584
 Vintage Petroleum, Inc.                                              107,900     1,710,215
                                                                              -------------
                                                                                  5,526,949
                                                                              -------------

RESTAURANTS--1.8%
 The Cheesecake Factory, Inc.*                                        129,625     3,104,519
                                                                              -------------

RETAIL--GENERAL--1.0%
 99 Cents Only Stores*                                                 55,700     1,801,895
                                                                              -------------

RETAIL--SPECIALTY--6.2%
 AnnTaylor Stores Corp.*                                               83,300     1,825,936
 bebe stores, Inc.*                                                   124,500     1,874,970
 Hot Topic, Inc.*                                                     100,400     2,520,040
 O'Reilly Automotive, Inc.*                                           163,200     4,675,680
                                                                              -------------
                                                                                 10,896,626
                                                                              -------------

TELECOMMUNICATIONS--WIRELESS--0.9%
 US Unwired, Inc. Class A*                                            157,400     1,597,610
                                                                              -------------
 TOTAL COMMON STOCKS
  (Identified Cost $221,573,781)                                                172,372,921
                                                                              -------------

                                                                         Face
                                                                       Amount
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.1% of net assets
 Repurchase Agreement with State Street Corp., dated 9/28/01 at
  2.000% to be repurchased at $5,520,920 on 10/01/01
  collateralized by $4,850,000 U.S. Treasury Note, 7.875% due
  11/15/04 with a value of $5,632,063                              $5,520,000     5,520,000
                                                                              -------------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $5,520,000)                                                    5,520,000
                                                                              -------------
TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $227,093,781)@                                                 177,892,921
 Liabilities, Less Cash and Other Assets--(1.1%)                                (1,955,787)
                                                                              -------------
NET ASSETS--100%                                                              $ 175,937,134
                                                                              =============



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $227,375,501 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,552,211 and $57,034,791, respectively, resulting in net unrealized depreciation of $49,482,580.
                See accompanying notes to financial statements.

Loomis Sayles Small Cap Value Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                      Shares         Value+
     -----------------------------------------------------------------------
     COMMON STOCKS - 93.9% of net assets

     AEROSPACE/DEFENSE--1.3%
      AAR Corp.                                      128,400 $    1,028,484
      Alliant Techsystems, Inc.*                      27,000      2,311,200
      Ladish Co., Inc.*                              121,500        965,925
                                                             --------------
                                                                  4,305,609
                                                             --------------

     AUTO & RELATED--0.8%
      Gentex Corp.*                                   58,400      1,395,176
      Lear Corp.*                                     44,400      1,199,688
                                                             --------------
                                                                  2,594,864
                                                             --------------

     BANKS/SAVINGS & LOANS--8.6%
      Astoria Financial Corp.                         23,900      1,416,314
      City National Corp.                             32,000      1,380,800
      Colonial BancGroup, Inc.                       177,400      2,270,720
      Commercial Federal Corp.                        71,350      1,731,665
      CVB Financial Corp.                             70,200      1,509,300
      Downey Financial Corp.                          63,400      2,797,842
      East West Bancorp, Inc.                        128,300      3,000,937
      First Midwest Bancorp, Inc.                     88,600      2,992,908
      Mississippi Valley Bancshares, Inc.             65,800      2,500,400
      New York Community Bancorp, Inc.               128,250      2,976,682
      Port Financial Corp.                            60,200      1,437,576
      Republic Bancorp, Inc.                         185,400      2,653,074
      Wilmington Trust Corp.                          30,100      1,661,520
                                                             --------------
                                                                 28,329,738
                                                             --------------

     BROADCASTING--1.8%
      A. H. Belo Corp. Series A                      112,000      1,796,480
      Crown Media Holdings, Inc. Class A*            143,900      1,474,975
      Westwood One, Inc.*                            126,200      2,807,950
                                                             --------------
                                                                  6,079,405
                                                             --------------

     BUILDING & CONSTRUCTION--0.5%
      Insituform Technologies, Inc. Class A*         104,600      1,783,430
                                                             --------------

     BUSINESS SERVICES--1.7%
      Global Payments, Inc.                           96,600      2,840,040
      MAXIMUS, Inc.*                                  38,900      1,545,497
      NCO Group, Inc.*                                91,900      1,257,192
                                                             --------------
                                                                  5,642,729
                                                             --------------

     CHEMICALS--SPECIALTY--4.5%
      Cambrex Corp.                                   35,600      1,193,668
      Cuno, Inc.*                                     33,800        937,950
      Cytec Industries, Inc.*                         44,800      1,037,120
      Ferro Corp.                                    137,600      3,189,568
      Olin Corp.                                     113,200      1,664,040
      Omnova Solutions, Inc.                         325,100      2,031,875
      Spartech Corp.                                 106,000      2,192,080



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                         Shares        Value +
 ------------------------------------------------------------------------------
 COMMON STOCKS - continued

 CHEMICALS--SPECIALTY--CONTINUED
  The Valspar Corp.                                      73,600 $    2,461,184
                                                                --------------
                                                                    14,707,485
                                                                --------------

 COMMERCIAL SERVICES--4.9%
  ADVO, Inc.*                                           131,300      4,464,200
  Arbitron, Inc.*                                        34,900        912,984
  Harte-Hanks, Inc.                                      81,000      1,752,840
  Hughes Supply, Inc.                                    69,600      1,552,080
  Pegasus Solutions, Inc.*                              155,500      1,303,090
  R.H. Donnelley Corp.*                                 165,300      4,317,636
  Viad Corp.                                             89,400      1,714,692
                                                                --------------
                                                                    16,017,522
                                                                --------------

 COMMUNICATIONS EQUIPMENT--0.3%
  Advanced Fibre Communications, Inc.*                   76,200      1,113,282
                                                                --------------

 COMPUTER HARDWARE--0.9%
  Maxtor Corp.*                                         380,000      1,356,600
  National Instruments Corp.*                            61,800      1,617,306
                                                                --------------
                                                                     2,973,906
                                                                --------------

 COMPUTER SERVICES--1.2%
  Manhattan Associates, Inc.*                            27,400        464,704
  ProQuest Co.*                                          30,900      1,016,610
  SunGard Data Systems, Inc.*                           102,600      2,397,762
                                                                --------------
                                                                     3,879,076
                                                                --------------

 COMPUTER SOFTWARE--1.4%
  Actuate Corp.*                                        281,900      1,181,161
  Ascential Software Corp.*                             413,500      1,364,550
  Progress Software Corp.*                               99,300      1,389,207
  Transaction Systems Architects, Inc. Class A*         122,600        769,928
                                                                --------------
                                                                     4,704,846
                                                                --------------

 CONSUMER PRODUCTS--1.1%
  Fossil, Inc.*                                          99,000      1,555,290
  Scotts Co.*                                            64,000      2,182,400
                                                                --------------
                                                                     3,737,690
                                                                --------------

 ELECTRICAL EQUIPMENT--0.8%
  AMETEK, Inc.                                          101,500      2,667,420
                                                                --------------

 ELECTRONIC COMPONENTS--3.1%
  Brooks Automation, Inc.*                               55,000      1,462,450
  DSP Group, Inc.*                                      124,000      2,473,800
  Eletronics For Imaging, Inc.*                         157,600      2,565,728
  Photronics, Inc.*                                      75,100      1,385,595
  Technitrol, Inc.                                      107,400      2,395,020
                                                                --------------
                                                                    10,282,593
                                                                --------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                        Shares        Value +
  ----------------------------------------------------------------------------
  COMMON STOCKS - continued

  ELECTRONIC COMPONENTS--SEMICONDUCTORS--1.1%
   Microsemi Corp.*                                     89,000 $    2,318,450
   TriQuint Semiconductor, Inc.*                        88,500      1,415,115
                                                               --------------
                                                                    3,733,565
                                                               --------------

  ENVIRONMENTAL SERVICES--0.7%
   American States Water Co.                            64,500      2,386,500
                                                               --------------

  FINANCIAL SERVICES--5.1%
   Affiliated Managers Group, Inc.*                     39,000      2,215,590
   Allied Capital Corp.                                 96,400      2,193,100
   American Capital Strategies Ltd.                    105,300      2,884,167
   Boston Private Financial Holdings, Inc.              62,000      1,209,620
   DVI, Inc.*                                           54,000        917,460
   Federated Investors, Inc. Class B                   114,700      3,395,120
   Investment Technology Group, Inc.*                   25,700      1,426,093
   Jefferies Group, Inc.                                30,300        999,900
   Metris Cos., Inc.                                    67,500      1,670,625
                                                               --------------
                                                                   16,911,675
                                                               --------------

  FOOD--PACKAGED & MISCELLANEOUS--2.0%
   Corn Products International, Inc.                    89,500      2,571,335
   Hormel Foods Corp.                                  122,900      2,902,898
   Ralcorp Holdings, Inc.*                              55,300      1,076,138
                                                               --------------
                                                                    6,550,371
                                                               --------------

  FOREST & PAPER PRODUCTS--0.8%
   Boise Cascade Corp.                                  84,900      2,504,550
                                                               --------------

  FREIGHT TRANSPORTATION--1.9%
   GATX Corp.                                           75,800      2,549,912
   USFreightways Corp.                                  62,100      1,946,214
   Yellow Corp.*                                        79,700      1,621,098
                                                               --------------
                                                                    6,117,224
                                                               --------------

  HEALTHCARE--BIOTECHNOLOGY--0.8%
   Tularik, Inc.*                                      133,700      2,462,754
                                                               --------------

  HEALTHCARE--DRUGS--1.9%
   Alpharma, Inc. Class A                              103,300      2,975,040
   Medicis Pharmaceutical Corp. Class A*                66,400      3,318,672
                                                               --------------
                                                                    6,293,712
                                                               --------------

  HEALTHCARE--MEDICAL TECHNOLOGY--5.0%
   Beckman Coulter, Inc.                               105,400      4,663,950
   IDEXX Laboratories, Inc.*                           104,100      2,432,817
   Steris Corp.*                                        99,900      1,964,034
   Varian Medical Systems, Inc.*                        55,500      3,560,325
   Ventana Medical Systems, Inc.*                       53,300      1,089,452
   Wilson Greatbatch Technologies, Inc.*                92,900      2,721,970
                                                               --------------
                                                                   16,432,548
                                                               --------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                  Shares        Value +
        ----------------------------------------------------------------
        COMMON STOCKS - continued

        HEALTHCARE--PRODUCTS--3.1%
         Henry Schein, Inc.*                      48,100 $    1,856,660
         Natus Medical, Inc.*                    108,900        833,085
         Sybron Dental Specialties, Inc.*        154,700      2,877,420
         The Cooper Cos., Inc.                    48,600      2,279,340
         Vascular Solutions, Inc.*                81,100        143,547
         Wright Medical Group, Inc.*             128,200      2,171,708
                                                         --------------
                                                             10,161,760
                                                         --------------

        HEALTHCARE--SERVICES--2.3%
         Hooper Holmes, Inc.                     248,400      1,550,016
         Manor Care, Inc.*                       106,600      2,995,460
         Omnicare, Inc.                          134,300      2,931,769
                                                         --------------
                                                              7,477,245
                                                         --------------

        HOME BUILDERS--0.8%
         D.R. Horton, Inc.                       121,730      2,539,288
                                                         --------------

        HOME PRODUCTS--2.0%
         Furniture Brands International, Inc.*   142,000      2,766,160
         Mohawk Industries, Inc.*                107,000      3,932,250
                                                         --------------
                                                              6,698,410
                                                         --------------

        INSURANCE--4.0%
         American Financial Group, Inc.           85,900      1,906,980
         AmerUs Group Co.                         92,700      3,263,040
         Annuity and Life Re (Holdings) Ltd.      59,800      2,030,210
         Arthur J. Gallagher & Co.                84,100      2,846,785
         Protective Life Corp.                    59,400      1,722,600
         The First American Financial Corp.       72,900      1,476,225
                                                         --------------
                                                             13,245,840
                                                         --------------

        LODGING & HOTEL--0.0%
         MeriStar Hospitality Corp.               14,500        152,975
                                                         --------------

        MACHINERY--0.7%
         Flowserve Corp.*                         42,500        839,375
         Joy Global, Inc.*                        87,500      1,299,375
                                                         --------------
                                                              2,138,750
                                                         --------------

        MANUFACTURING--3.7%
         AptarGroup, Inc.                         82,700      2,629,860
         Crane Co.                                90,200      1,977,184
         Harman International Industries, Inc.    49,700      1,664,950
         Mueller Industries, Inc.*                92,300      2,649,010
         National Service Industries, Inc.        97,900      2,021,635
         SPX Corp.*                               15,200      1,260,080
                                                         --------------
                                                             12,202,719
                                                         --------------

        MEDIA & ENTERTAINMENT--0.3%
         The E.W. Scripps Co. Class A             16,700      1,017,197
                                                         --------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                 Shares        Value +
         --------------------------------------------------------------
         COMMON STOCKS - continued

         METALS--0.5%
          Reliance Steel & Aluminum Co.          72,400 $    1,720,224
                                                        --------------

         METALS & MINING--0.8%
          Quanex Corp.                           62,800      1,450,680
          Worthington Industries, Inc.           98,000      1,102,500
                                                        --------------
                                                             2,553,180
                                                        --------------

         NETWORKING PRODUCTS--0.5%
          Black Box Corp.*                       39,400      1,657,952
                                                        --------------

         OFFICE EQUIPMENT--0.5%
          School Specialty, Inc.*                50,300      1,537,168
                                                        --------------

         OIL & GAS DRILLING EQUIPMENT--1.0%
          Atwood Oceanics, Inc.*                 57,700      1,500,200
          Hydril Co.*                            88,200      1,228,626
          Veritas DGC, Inc.*                     55,800        622,170
                                                        --------------
                                                             3,350,996
                                                        --------------

         OIL & GAS EXPLORATION--1.0%
          Penn Virginia Corp.                    58,000      1,632,700
          Remington Oil & Gas Corp.*            117,300      1,535,457
                                                        --------------
                                                             3,168,157
                                                        --------------

         PUBLISHING--0.8%
          John Wiley & Son, Inc. Class A        121,750      2,542,140
                                                        --------------

         REAL ESTATE INVESTMENT TRUSTS--4.5%
          Bedford Property Investors, Inc.       68,300      1,382,392
          CarrAmerica Realty Corp.               73,600      2,205,056
          Corporate Office Properties Trust     118,800      1,294,920
          Glimcher Realty Trust                  81,800      1,323,524
          Liberty Property Trust                107,300      3,078,437
          Prentiss Properties Trust              88,500      2,433,750
          Reckson Associates Realty Corp.       131,300      3,170,895
                                                        --------------
                                                            14,888,974
                                                        --------------

         RESTAURANTS--1.8%
          AFC Enterprises, Inc.*                106,300      2,168,520
          CEC Entertainment, Inc.*               57,200      1,950,520
          Darden Restaurants, Inc.               46,300      1,215,375
          IHOP Corp.*                            18,000        471,600
                                                        --------------
                                                             5,806,015
                                                        --------------

         RETAIL--FOOD & DRUG--0.6%
          Ruddick Corp.                          76,400      1,168,920
          Sonic Corp.*                           30,550        926,276
                                                        --------------
                                                             2,095,196
                                                        --------------

         RETAIL--GENERAL--0.6%
          Michaels Stores, Inc.*                 57,000      2,082,780
                                                        --------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                         Shares        Value +
 ------------------------------------------------------------------------------
 COMMON STOCKS - continued

 RETAIL--SPECIALTY--4.9%
  Casey's General Stores, Inc.                          174,000 $    2,068,860
  Cole National Corp.*                                  117,200      1,555,244
  Linens 'n Things, Inc.*                                49,200        914,136
  Pacific Sunwear of California, Inc.*                  102,600      1,410,750
  Pier 1 Imports, Inc.                                  292,600      2,428,580
  Ross Stores, Inc.                                      92,300      2,699,775
  The Wet Seal, Inc.*                                   101,100      1,861,251
  Too, Inc.*                                             40,900        858,491
  Zale Corp.*                                            82,400      2,181,952
                                                                --------------
                                                                    15,979,039
                                                                --------------

 TELECOMMUNICATIONS--1.0%
  ADTRAN, Inc.*                                          71,900      1,373,290
  Commonwealth Telephone Enterprises, Inc.*              54,100      1,988,175
                                                                --------------
                                                                     3,361,465
                                                                --------------

 TEXTILE & APPAREL--1.0%
  Liz Claiborne, Inc.                                    54,200      2,043,340
  Russell Corp.                                         101,200      1,389,476
                                                                --------------
                                                                     3,432,816
                                                                --------------

 UTILITIES--5.3%
  AGL Resources, Inc.                                    65,400      1,306,038
  Alliant Energy Corp.                                   93,000      2,910,900
  Energy East Corp.                                     155,700      3,131,127
  MDU Resources Group, Inc.                              96,800      2,262,216
  New Jersey Resources Corp.                             54,300      2,400,603
  NSTAR                                                  36,700      1,537,730
  Vectren Corp.                                         172,700      3,866,753
                                                                --------------
                                                                    17,415,367
                                                                --------------
  TOTAL COMMON STOCKS
   (Identified Cost $300,576,755)                                  309,438,147
                                                                --------------

                                                           Face
                                                         Amount
 ------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 6.5% OF NET ASSETS

  Commercial Paper--6.5%
  Prudential Funding Corp., 2.850%, 10/01/01        $21,332,000     21,332,000
                                                                --------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $21,332,000)                                    21,332,000
                                                                --------------
 TOTAL INVESTMENTS--100.4%
  (IDENTIFIED COST $321,908,755)@                                  330,770,147
  Liabilities, Less Cash and Other Assets--(0.4%)                  (1,316,127)
                                                                --------------
 NET ASSETS--100%                                               $  329,454,020
                                                                ==============

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized appreciation on investments based on cost of $322,709,378 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $36,646,636 and $28,585,867, respectively, resulting in net unrealized appreciation of $8,060,769.

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles Value Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                            Shares       Value +
-----------------------------------------------------------------
COMMON STOCKS - 94.7% of net assets

AEROSPACE/DEFENSE--2.7%
 General Dynamics Corp.                     11,900 $   1,051,008
                                                   -------------

AUTO & RELATED--0.9%
 Lear Corp.*                                13,900       375,578
                                                   -------------

BANKS/SAVINGS & LOANS--1.8%
 Washington Mutual, Inc.                    18,900       727,272
                                                   -------------

BROADCASTING--0.7%
 Comcast Corp. Class A*                      8,100       290,547
                                                   -------------

CHEMICALS--MAJOR--2.4%
 Dow Chemical Co.                           12,800       419,328
 Praxair, Inc.                              12,300       516,600
                                                   -------------
                                                         935,928
                                                   -------------

COMMUNICATIONS EQUIPMENT--2.1%
 ADC Telecommunications, Inc.*              63,500       221,615
 Motorola, Inc.                             39,500       616,200
                                                   -------------
                                                         837,815
                                                   -------------

COMPUTER HARDWARE--1.5%
 Apple Computer, Inc.*                      25,900       401,709
 Compaq Computer Corp.                      22,900       190,299
                                                   -------------
                                                         592,008
                                                   -------------

COMPUTER SERVICES--0.8%
 SunGard Data Systems, Inc.*                14,100       329,517
                                                   -------------

COMPUTER SOFTWARE--1.8%
 Cadence Design Systems, Inc.*              18,000       299,700
 Symantec Corp.*                            11,700       405,639
                                                   -------------
                                                         705,339
                                                   -------------

DATA PROCESSING SERVICES--2.0%
 First Data Corp.                           13,500       786,510
                                                   -------------

DIVERSIFIED OPERATIONS--2.4%
 Honeywell International, Inc.              14,300       377,520
 Tyco International Ltd.                    12,500       568,750
                                                   -------------
                                                         946,270
                                                   -------------

ELECTRONIC MEASURING INSTRUMENTS--0.9%
 Agilent Technologies, Inc.*                17,500       342,125
                                                   -------------

ENTERTAINMENT--2.2%
 Carnival Corp.                             15,000       330,300
 Walt Disney Co.                            30,100       560,462
                                                   -------------
                                                         890,762
                                                   -------------

FINANCIAL SERVICES--15.9%
 Bank of America Corp.                      17,300     1,010,320
 Citigroup, Inc.                            43,233     1,750,936

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                   Shares       Value +
        ----------------------------------------------------------------
        COMMON STOCKS - continued

        FINANCIAL SERVICES--CONTINUED
         FleetBoston Financial Corp.               17,300 $     635,775
         Household International, Inc.              7,100       400,298
         J.P. Morgan Chase & Co.                   15,786       539,092
         Merrill Lynch & Co., Inc.                  6,100       247,660
         U.S. Bancorp                              34,800       771,864
         Wells Fargo & Co.                         20,700       920,115
                                                          -------------
                                                              6,276,060
                                                          -------------

        FOOD & BEVERAGE--1.2%
         Anheuser-Busch Cos., Inc.                 11,000       460,680
                                                          -------------

        FOREST & PAPER PRODUCTS--2.4%
         Bowater, Inc.                              9,200       404,984
         International Paper Co.                   16,000       556,800
                                                          -------------
                                                                961,784
                                                          -------------

        GOVERNMENT AGENCIES--1.8%
         Federal National Mortgage Association      8,900       712,534
                                                          -------------

        HEALTHCARE--DRUGS--3.1%
         Johnson & Johnson                         12,000       664,800
         Merck & Co., Inc.                          8,500       566,100
                                                          -------------
                                                              1,230,900
                                                          -------------

        HEALTHCARE--SERVICES--1.1%
         Tenet Healthcare Corp.*                    7,600       453,340
                                                          -------------

        HOUSING & BUILDING MATERIALS--0.9%
         Leggett & Platt, Inc.                     18,700       364,650
                                                          -------------

        INSURANCE--6.8%
         Ace Ltd.                                  11,500       332,005
         Allmerica Financial Corp.                  6,400       287,040
         Allstate Corp.                            11,300       422,055
         American International Group, Inc.         5,300       413,400
         Lincoln National Corp.                    15,500       722,765
         XL Capital Ltd. Class A                    6,500       513,500
                                                          -------------
                                                              2,690,765
                                                          -------------

        MACHINERY--0.7%
         Caterpillar, Inc.                          6,200       277,760
                                                          -------------

        MEDIA & ENTERTAINMENT--1.1%
         McGraw-Hill Cos., Inc.                     7,200       419,040
                                                          -------------

        NATURAL GAS--1.4%
         El Paso Corp.                             13,140       545,967
                                                          -------------

        OIL & GAS DRILLING EQUIPMENT--1.7%
         BJ Services Co.*                          17,200       305,988
         Santa Fe International Corp.              16,900       359,125
                                                          -------------
                                                                665,113
                                                          -------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                     Shares       Value +
       -------------------------------------------------------------------
       COMMON STOCKS - continued

       OIL & GAS--MAJOR INTEGRATED--8.3%
        BP Amoco Plc ADR                             17,300 $     850,641
        Exxon Mobil Corp.                            39,000     1,536,600
        Texaco, Inc.                                 14,000       910,000
                                                            -------------
                                                                3,297,241
                                                            -------------

       PUBLISHING--2.1%
        Gannett Co., Inc.                             6,400       384,704
        Knight-Ridder, Inc.                           8,100       452,385
                                                            -------------
                                                                  837,089
                                                            -------------

       RESTAURANTS--1.8%
        McDonald's Corp.                             26,200       711,068
                                                            -------------

       RETAIL--FOOD & DRUG--0.8%
        Kroger Co.*                                  12,500       308,000
                                                            -------------

       RETAIL--GENERAL--1.4%
        Federated Department Stores, Inc.*           19,700       555,540
                                                            -------------

       SECURITIES--1.1%
        Morgan Stanley Dean Witter & Co.              9,000       417,150
                                                            -------------

       TELECOMMUNICATIONS--8.1%
        AT&T Corp.                                   28,000       540,400
        BellSouth Corp.                              15,800       656,490
        Qwest Communications International, Inc.     26,200       437,540
        Sprint Corp.                                 33,500       804,335
        Verizon Communications, Inc.                 13,900       752,129
                                                            -------------
                                                                3,190,894
                                                            -------------

       TEXTILE & APPAREL--2.6%
        Jones Apparel Group, Inc.*                   19,700       502,153
        NIKE, Inc. Class B                           11,600       542,996
                                                            -------------
                                                                1,045,149
                                                            -------------

       TOBACCO--1.7%
        Philip Morris Cos., Inc.                     13,900       671,231
                                                            -------------

       UTILITIES--1.8%
        Entergy Corp.                                19,700       700,532
                                                            -------------

       UTILITIES--ELECTRIC--2.1%
        FirstEnergy Corp.                            23,100       830,445
                                                            -------------

       WASTE MANAGEMENT--2.6%
        Waste Management, Inc.                       39,200     1,048,209
                                                            -------------
        TOTAL COMMON STOCKS
         (Identified Cost $39,030,033)                         37,481,820
                                                            -------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


                                                          Face
                                                        Amount     Value +
     --------------------------------------------------------------------------
     SHORT-TERM INVESTMENT - 2.5% of net assets

     COMMERCIAL PAPER--2.5%
      Citicorp, 3.300%, 10/01/01                      $979,000 $   979,000
                                                               -----------
      TOTAL SHORT-TERM INVESTMENT
       (Identified Cost $979,000)                                  979,000
                                                               -----------
     TOTAL INVESTMENTS--97.2%
      (IDENTIFIED COST $40,009,033)@                            38,460,820
      Cash and Other Assets, Less Liabilities--2.8%              1,088,030
                                                               -----------
     NET ASSETS--100%                                          $39,548,850
                                                               ===========

+  See Note 1.
*  Non-income producing security
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $40,072,373 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,457,723 and $4,069,276, respectively, resulting in net unrealized depreciation of $1,611,553.

Key to Abbreviations:
ADR: American Depositary Receipt

               See accompanying notes to financial statements.-



                                    [Graphic]
Loomis Sayles Equity Funds

Loomis Sayles Worldwide Fund
PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                       Face
                                                                     Amount      Value +
-----------------------------------------------------------------------------------------
BONDS AND NOTES - 47.1% of net assets

NON-CONVERTIBLE BONDS--39.3%

AUSTRALIA--1.2%
 Queensland Treasury, 8.000%, 9/14/07                           AUD 100,000 $     55,948
 South Australia Government Finance Authority, Zero Coupon
  Bond, 12/21/15                                                    220,000       44,970
                                                                            ------------
                                                                                 100,918
                                                                            ------------

BRAZIL--1.6%
 Republic of Brazil, 11.000%, 8/17/40                           USD 215,000      140,019
                                                                            ------------

CANADA--0.3%
 Rogers Cablesystems Ltd., 9.650%, 1/15/14                      CAD  40,000       25,865
                                                                            ------------

CHILE--0.6%
 Empresa Nacional de Electricidad SA, Series B, 8.500%, 4/01/09 USD  50,000       51,120
                                                                            ------------

ECUADOR--0.6%
 Republic of Ecuador, 12.000%, 11/15/12 144A                         75,000       49,125
                                                                            ------------

GERMANY--3.1%
 Bayerische Vereinsbank, 6.000%, 1/23/06                        EUR 110,000      106,618
 Eurohypo AG--Europaeische Hypothekenbank der Deutschen
  Bank, 4.000%, 2/01/07                                             180,000      159,839
                                                                            ------------
                                                                                 266,457
                                                                            ------------

KOREA--0.6%
 Cho Hung Bank Co. Ltd., 11.500%, 4/01/10 144A                  USD  25,000       25,625
 Hanvit Bank, 12.750%, 3/01/10 144A                                  25,000       26,188
                                                                            ------------
                                                                                  51,813
                                                                            ------------

MEXICO--2.4%
 Petroleos Mexicanos, 8.625%, 12/01/23 144A                         115,000      103,500
 United Mexican States, 8.300%, 8/15/31                             110,000       97,900
                                                                            ------------
                                                                                 201,400
                                                                            ------------

NETHERLANDS--1.0%
 Koninklijke (Royal) KPN NV, 4.750%, 11/05/08                   EUR  70,000       43,582
 PTC International Finance BV, 0.000%, 7/01/07
  (step to 10.750% on 7/01/02)#                                 USD  60,000       45,000
                                                                            ------------
                                                                                  88,582
                                                                            ------------

PANAMA--1.0%
 Republic of Panama, 4.750%, 7/17/14                                 96,296       84,459
                                                                            ------------

PERU--0.7%
 Republic of Peru, 4.000%, 3/07/17 (step to 4.500% on 3/07/03)#      90,000       57,717
                                                                            ------------

PHILIPPINES--1.0%
 Republic of Philippines, 10.625%, 3/16/25                          105,000       85,050
                                                                            ------------

SOUTH AFRICA--1.2%
 Republic of South Africa, 13.500%, 9/15/15                     ZAR 800,000      106,288
                                                                            ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                                          Face
                                                                        Amount      Value +
--------------------------------------------------------------------------------------------
BONDS AND NOTES - continued

SUPRANATIONAL--0.3%
 European Investment Bank, 9.250%, 7/05/02                       HUF 7,350,000 $     25,761
                                                                               ------------

SWEDEN--0.3%
 Government of Sweden, 5.250%, 3/15/11                           SEK   245,000       22,767
                                                                               ------------

UNITED STATES--23.4%
 Borden, Inc., 7.875%, 2/15/23                                   USD   150,000      100,575
 Boston Celtics Ltd., 6.000%, 6/30/38                                   90,000       50,963
 Chesapeake Energy Corp., Series B, 7.875%, 3/15/04                    100,000       95,750
 Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                        50,000       44,000
 Columbia/HCA Healthcare Corp., 7.190%, 11/15/15                        50,000       46,250
 Dana Corp., 9.000%, 8/15/11 144A                                EUR   100,000       81,801
 Dillon Read Structured Finance Corp., Series A, 6.660%, 8/15/10 USD   134,792      105,138
 Federal Home Loan Mortgage Corp., 5.000%, 1/15/12               EUR   200,000      180,680
 Fort James Corp., 4.750%, 6/29/04                               USD    50,000       43,925
 Hyperion Telecommunications, Inc., Series B, 13.000%, 4/15/03         150,000       67,500
 International Paper Co., 6.875%, 11/01/23                             125,000      115,307
 J.C. Penney Co., Inc., 7.125%, 11/15/23                                75,000       56,313
 Lear Corp., 8.125%, 4/01/08 144A                                EUR    50,000       42,355
 Level 3 Communications, Inc., 0.000%, 3/15/10 (step to 12.875%
  on 03/15/05)#                                                  USD   125,000       25,000
 Nextlink Communications Inc., 0.000%, 12/01/09 (step to
  12.125% on 12/01/04)#                                                200,000       15,000
 NTL Communications Corp., Series B, 0.000%, 4/15/09 (step to
  9.750% on 4/15/04)#                                            GBP    75,000       28,666
 NTL Communications Corp., Series B, 0.000%, 11/15/09 (step to
  11.500% on 11/15/04)#                                          USD   300,000       68,167
 Philip Morris Cos., Inc., 7.750%, 1/15/27                             125,000      129,156
 Pioneer Natural Resources Co., 7.200%, 1/15/28                        175,000      140,437
 R & B Falcon Corp., Series B, 7.375%, 4/15/18                          75,000       73,657
 Raytheon Co., 6.400%, 12/15/18                                        150,000      134,245
 RCN Corp., 0.000%, 10/15/07 (step to 11.125% on 10/15/02)#            325,000       74,750
 Sprint Capital Corp., 6.875%, 11/15/28                                 25,000       22,418
 Teligent, Inc., 0.000%, 3/01/08 (step to 11.500% on 3/01/03)#^        150,000          375
 TRW, Inc., 6.650%, 1/15/28                                            100,000       82,312
 US West Capital Funding, Inc., 6.875%, 7/15/28                         50,000       42,816
 Woolworth Corp., 8.500%, 1/15/22                                      150,000      126,128
                                                                               ------------
                                                                                  1,993,684
                                                                               ------------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $3,981,562)                                                    3,351,025
                                                                               ------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001

                                                             Face
                                                           Amount      Value +
  -----------------------------------------------------------------------------
  BONDS AND NOTES - continued
  CONVERTIBLE BONDS--7.8%
  CAYMAN ISLAND--1.4%
   FLI Capital Cayman, 6.250%, 2/01/02                USD 100,000 $    115,750
                                                                  ------------

  HONG KONG--1.4%
   Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04          220,000      119,350
                                                                  ------------

  SOUTH KOREA--1.0%
   Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04     100,000       87,000
                                                                  ------------

  UNITED KINGDOM--0.2%
   Colt Telecom Group Plc, 2.000%, 12/16/06           EUR  40,000       14,179
                                                                  ------------

  UNITED STATES--3.8%
   Analog Devices, Inc., 4.750%, 10/01/05             USD  50,000       45,937
   Builders Transportation, Inc., 8.000%, 8/15/05^         95,000          119
   CML Group, Inc., 5.500%, 1/15/03^                      150,000           94
   Exide Corp., 2.900%, 12/15/05 144A                      50,000       16,750
   Loews Corp., 3.125%, 9/15/07                           150,000      127,740
   Thermedics, Inc., Zero Coupon Bond, 6/01/03            100,000       88,000
   Thermo Electron Corp., 4.250%, 1/01/03 144A             50,000       48,950
                                                                  ------------
                                                                       327,590
                                                                  ------------
   TOTAL CONVERTIBLE BONDS
    (Identified Cost $903,030)                                         663,869
                                                                  ------------
   TOTAL BONDS AND NOTES
    (Identified Cost $4,884,592)                                     4,014,894
                                                                  ------------

                                                           Shares
  -----------------------------------------------------------------------------
  COMMON STOCKS--40.6% of net assets

  AUSTRALIA--3.0%
   Austereo Group Ltd.                                     44,400       43,792
   Boral Ltd.                                              27,700       40,161
   Coal & Allied Industries Ltd.                            3,200       36,296
   Coca-Cola Amatil Ltd.                                   12,100       32,580
   CSL Ltd.                                                 1,300       28,817
   Origin Energy Ltd.                                      20,900       31,230
   The International Wine Investment                       29,900       40,549
                                                                  ------------
                                                                       253,425
                                                                  ------------

  CANADA--2.5%
   Biovail Corp.*                                           1,500       69,600
   Canadian Hunter Exploration Ltd.*                        2,000       46,025
   Cott Corp.*                                              2,700       40,481
   Finning International, Inc.                              3,600       41,765
   Norske Skog Canada Ltd.                                  5,500       20,328
                                                                  ------------
                                                                       218,199
                                                                  ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001



                                                     Shares      Value +
        -----------------------------------------------------------------
        COMMON STOCKS - continued

        DENMARK--0.6%
         Novo Nordisk A/S Series B                    1,300 $     53,858
                                                            ------------

        FRANCE--0.7%
         Vivendi Universal SA                         1,300       60,083
                                                            ------------

        GERMANY--0.5%
         Allianz AG                                     200       45,081
                                                            ------------

        HONG KONG--1.4%
         Denway Motors Ltd.                         104,000       27,669
         Huaneng Power International, Inc.           92,000       51,901
         Yanzhou Coal Mining Co. Ltd.               122,000       36,759
                                                            ------------
                                                                 116,329
                                                            ------------

        INDIA--0.3%
         Wipro Ltd. ADR                               1,100       23,320
                                                            ------------

        IRELAND--1.9%
         Anglo Irish Bank Corp. Plc                  18,096       53,618
         Elan Corp. Plc ADR*                          1,400       67,830
         Ryanair Holdings Plc*                        5,200       42,395
                                                            ------------
                                                                 163,843
                                                            ------------

        ISRAEL--0.3%
         Mercury Interactive Corp.*                     500        9,520
         Taro Pharmaceutical Industries Ltd.*           600       21,096
                                                            ------------
                                                                  30,616
                                                            ------------

        JAPAN--5.5%
         Eneserve Corp.                               1,500       48,000
         Hokuto Corp.                                   960       39,405
         Kappa Create Co. Ltd.                          900       47,497
         Keihin Electric Express Railway Co. Ltd.    10,000       39,791
         Sotoh Co. Ltd.                              13,000       50,639
         Sumitomo Realty & Development Co. Ltd.       6,000       41,818
         Tokyo Style Co. Ltd.                         4,000       38,165
         Tokyu Corp.                                  8,000       36,323
         Toppan Forms Co. Ltd.                        2,200       45,244
         United Arrows Ltd.                           1,200       36,691
         Yoshinoya D&C Co. Ltd.                          28       42,220
                                                            ------------
                                                                 465,793
                                                            ------------

        NETHERLANDS--1.1%
         ING Groep NV                                 1,800       48,148
         Koninklijke (Ahold) NV                       1,800       49,899
                                                            ------------
                                                                  98,047
                                                            ------------

        PORTUGAL--0.5%
         Portugal Telecom SGPS SA                     5,800       42,068
                                                            ------------

        SINGAPORE--0.5%
         Parkway Holdings Ltd.                       73,000       40,108
                                                            ------------

        SWITZERLAND--0.8%
         Synthes-Stratec, Inc.                          100       65,359
                                                            ------------



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001



                                                   Shares      Value +
          -------------------------------------------------------------
          COMMON STOCKS - continued

          UNITED KINGDOM--2.8%
           British Telecommunications Plc           4,500 $     22,492
           Compass Group Plc                        7,300       50,920
           Shire Pharmaceutical Group Plc*          3,700       50,040
           Tesco Plc                               15,200       57,203
           Vodafone Group Plc                      24,800       54,686
                                                          ------------
                                                               235,341
                                                          ------------

          UNITED STATES--18.2%
           Ace Ltd.                                 1,400       40,418
           AFLAC, Inc.                              1,900       51,300
           AstroPower, Inc.*                          550       18,981
           AT&T Corp.                               2,400       46,320
           Baxter International, Inc.               1,250       68,812
           BellSouth Corp.                          1,500       62,325
           BorgWarner, Inc.                           800       32,240
           Bristol Myers Squibb Co.                   750       41,670
           Burlington Northern Santa Fe Corp.       1,900       50,825
           Dell Computer Corp.*                     2,200       40,766
           Devon Energy Corp.                       1,000       34,400
           Dominion Resources, Inc.                   750       44,512
           Duke Realty Corp.                        1,350       31,982
           Equity Residential Properties Trust        700       40,880
           Exelon Corp.                               750       33,450
           Forest Laboratories, Inc.*                 500       36,070
           General Dynamics Corp.                     550       48,576
           Homestake Mining Co.                     4,200       39,060
           Intel Corp.                              2,050       41,902
           International Business Machines Corp.      800       73,840
           International Paper Co.                  1,100       38,280
           Johnson & Johnson                          900       49,860
           Kerr-McGee Corp.                           700       36,337
           Lucent Technologies, Inc.                8,500       48,705
           Maxim Integrated Products, Inc.*         1,150       40,181
           McDonald's Corp.                         1,600       43,424
           Minnesota Mining & Manufacturing Co.       450       44,280
           Newmont Mining Corp.                     3,100       73,160
           PepsiCo, Inc.                            1,400       67,900
           Stryker Corp.                              650       34,385
           SYSCO Corp.                              1,750       44,695
           The Gillette Co.                         1,600       47,680
           TXU Corp.                                1,250       57,900
           Whole Foods Market, Inc.*                1,400       43,974
                                                          ------------
                                                             1,549,090
                                                          ------------
           TOTAL COMMON STOCKS
            (Identified Cost $3,736,779)                     3,460,560
                                                          ------------

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001



                                                                              Shares      Value +
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.5% of net assets

NON-CONVERTIBLE PREFERRED STOCKS--0.5%

UNITED STATES--0.5%
 Highwoods Properties, Inc., Series B, 8.000%                                    750 $     16,762
 ProLogis Trust, Series D, 7.920%                                              1,000       22,650
                                                                                     ------------
                                                                                           39,412
                                                                                     ------------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $32,244)                                                                39,412
                                                                                     ------------

CONVERTIBLE PREFERRED STOCKS--1.0%

UNITED STATES--1.0%
 Dynegy, Inc., 4.700%                                                            100        3,500
 Entergy Arkansas Capital I, 8.500%                                              250        6,250
 Equity Residential Properties Trust, 7.250%                                     500       12,715
 Owens Corning, 6.500%^                                                        3,250        4,469
 Philippine Long Distance Telephone Co., $3.50 GDS                             2,500       61,000
                                                                                     ------------
                                                                                           87,934
                                                                                     ------------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $219,370)                                                               87,934
                                                                                     ------------
 TOTAL PREFERRED STOCKS
  (Identified Cost $251,614)                                                              127,346
                                                                                     ------------

                                                                                Face
                                                                              Amount
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 10.7% of net assets
 Repurchase Agreement with State Street Corp., dated 9/28/01 at 2.000%
  to be repurchased at $917,153 on 10/01/01 collateralized by $605,000
  U.S Treasury Bond, 10.625% due 08/15/15 with a value of $940,142       USD 917,000      917,000
                                                                                     ------------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $917,000)                                                              917,000
                                                                                     ------------
TOTAL INVESTMENTS--99.9%
 (IDENTIFIED COST $9,789,985)@                                                          8,519,800
 Cash and Other Assets, Less Liabilities--0.1%                                              8,614
                                                                                     ------------
NET ASSETS--100%                                                                       $8,528,414
                                                                                     ============



                                    [Graphic]
Loomis Sayles Equity Funds

PORTFOLIO OF INVESTMENTS--AS OF SEPTEMBER 30, 2001


+     See Note 1.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
/\    Security in default
*     Non-income producing security.
@ At September 30, 2001, the net unrealized depreciation on investments based on cost of $9,791,855 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $348,587 and $1,620,642, respectively, resulting in net unrealized depreciation of $1,272,055.

Key to Abbreviations:
ADR: American Depositary Receipt
AUD: Australian Dollar
CAD: Canadian Dollar
EUR: Euro
GBP: Great British Pound
GDS: Global Depositary Security
HUF: Hungarian Forint
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand

               TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2001
                         AS A PERCENTAGE OF NET ASSETS

                         Foreign Government/Agency 8.7%
                         Telecommunications        7.6%
                         Banking & Finance         5.1%
                         Healthcare--Drugs         4.1%
                         Oil & Gas                 4.0%
                         Financial Services        3.6%
                         Retail--General           3.4%
                         Auto & Related            3.3%
                         Insurance                 3.1%
                         Forest & Paper Products   2.6%

                See accompanying notes to financial statements.

                     [This Page Intentionally Left Blank]



                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Assets and Liabilities
SEPTEMBER 30, 2001

                                                        EMERGING       GLOBAL
                                          AGGRESSIVE     MARKETS   TECHNOLOGY        GROWTH
                                         GROWTH FUND        FUND         FUND          FUND
---------------------------------------------------------------------------------------------
Assets
  Investments at value                  $ 59,207,014  $1,850,603  $ 1,846,149  $ 21,869,704
  Repurchase agreement at value              858,000           0      135,000       888,000
  Cash                                           870           0       15,524           253
  Foreign currency at value                        0       5,332       88,900             0
  Receivable for:
   Fund shares sold                          183,035           0           50             0
   Securities sold                           495,397      44,532       35,988       711,577
   Dividends, interest and other               5,132      12,990          729         8,357
  Due from the adviser                        27,766      11,828       18,410        14,033
                                        ------------  ----------  -----------  ------------
                                          60,777,214   1,925,285    2,140,750    23,491,924
                                        ------------  ----------  -----------  ------------
Liabilities
  Payable for:
   Securities purchased                      318,887       4,394       78,150     1,222,735
   Fund shares redeemed                      118,362           0            0        19,414
   Foreign taxes                                   0         630           31             0
   Due to Custodian                                0      33,875            0             0
  Accrued expenses:
   Management fees                            41,439       2,198        1,825         9,364
   Trustees' fees                              1,500       1,500        1,500         1,500
   Administrative fees                        10,626         865        1,382         2,865
   12b-1 fees                                 10,606           9          110           112
  Other                                       66,662      48,199       79,222        57,775
                                        ------------  ----------  -----------  ------------
                                             568,082      91,670      162,220     1,313,765
                                        ------------  ----------  -----------  ------------
Net Assets                              $ 60,209,132  $1,833,615  $ 1,978,530  $ 22,178,159
                                        ============  ==========  ===========  ============
  Net Assets consist of:
  Capital paid in                       $170,600,637  $3,539,130  $11,124,016  $ 39,167,287
  Undistributed net investment income              0           0          (75)            0
  Accumulated net realized gain (loss)   (92,426,774)   (951,027)  (8,135,178)  (15,379,060)
  Unrealized appreciation
   (depreciation) on:
   Investments                           (17,964,731)   (754,475)  (1,010,620)   (1,610,068)
   Foreign currency translations                   0         (13)         387             0
                                        ------------  ----------  -----------  ------------
Net Assets                              $ 60,209,132  $1,833,615  $ 1,978,530  $ 22,178,159
                                        ============  ==========  ===========  ============
Institutional Class:
  Net assets                            $ 16,346,914  $1,793,949  $ 1,506,893  $ 21,652,737
  Shares of beneficial interest
   outstanding, no par value               1,205,521     226,336      485,382     5,119,572
  Net asset value and redemption price  $      13.56  $     7.93  $      3.10  $       4.23
Retail Class:
  Net assets                            $ 41,456,406  $   39,666  $   471,637  $    517,875
  Shares of beneficial interest
   outstanding, no par value               3,092,244       5,040      153,703       125,687
  Net asset value and redemption price  $      13.41  $     7.87  $      3.07  $       4.12
Admin Class:
  Net assets                            $  2,405,812          --           --  $      7,547
  Shares of beneficial interest
   outstanding, no par value                 179,783          --           --         1,837
  Net asset value and redemption price  $      13.38          --           --  $       4.11
Identified cost of investments          $ 78,029,745  $2,604,567  $ 2,991,769  $ 24,367,772
Cost of foreign currency                           0  $    5,345  $    89,400             0

                See accompanying notes to financial statements.


INTERNATIONAL    RESEARCH      SMALL CAP     SMALL CAP       VALUE    WORLDWIDE
  EQUITY FUND        FUND    GROWTH FUND    VALUE FUND        FUND         FUND
---------------------------------------------------------------------------------

$ 56,667,606  $ 4,136,660  $ 172,372,921  $330,770,147 $38,460,820  $ 7,602,800
     291,000            0      5,520,000             0           0      917,000
         981       76,119        117,424         2,227         912          767
   1,288,390            0              0             0           0       48,146

   1,173,508      140,000      2,100,242       612,971     694,634            0
   1,191,831       84,031        733,234     3,182,680     882,264      224,104
     148,424        5,164         14,375       522,958      44,688       93,479
      42,044        6,003          7,874         3,120       4,139        9,178
------------  -----------  -------------  ------------ -----------  -----------
  60,803,784    4,447,977    180,866,070   335,094,103  40,087,457    8,895,474
------------  -----------  -------------  ------------ -----------  -----------


     758,913       46,761      4,482,182     4,236,757     451,383      315,260
   1,972,531      115,269        207,112     1,019,576      21,104        1,836
      10,482            0              0             0           0          880
           0            0              0             0           0            0

      37,502        2,769        118,929       211,596      16,383        5,348
       1,500        1,500          1,500         1,500       1,500        1,500
       5,615          230         13,027        20,162       2,819        1,021
       1,350            0         11,746        27,962           0            0
      85,643       36,507         94,440       122,530      45,418       41,215
------------  -----------  -------------  ------------ -----------  -----------
   2,873,536      203,036      4,928,936     5,640,083     538,607      367,060
------------  -----------  -------------  ------------ -----------  -----------
$ 57,930,248  $ 4,244,941  $ 175,937,134  $329,454,020 $39,548,850  $ 8,528,414
============  ===========  =============  ============ ===========  ===========

$ 88,616,079  $ 5,808,449  $ 373,674,574  $283,610,324 $40,003,281  $10,457,449
     153,646        3,111              0     1,284,871     366,602      639,718
 (25,722,528)  (1,201,587)  (148,536,580)   35,697,433     727,180   (1,298,443)


  (5,110,375)    (365,032)   (49,200,860)    8,861,392  (1,548,213)  (1,270,185)
      (6,574)           0              0             0           0         (125)
------------  -----------  -------------  ------------ -----------  -----------
$ 57,930,248  $ 4,244,941  $ 175,937,134  $329,454,020 $39,548,850  $ 8,528,414
============  ===========  =============  ============ ===========  ===========

$ 54,079,995  $ 4,244,941  $ 124,478,933  $215,439,123 $39,548,850  $ 8,528,414

   5,630,197      619,455     14,091,065    10,833,367   2,844,261    1,005,240
$       9.61  $      6.85  $        8.83  $      19.89 $     13.90  $      8.48

$  2,793,193           --  $  50,197,360  $ 97,543,761          --           --

     293,989           --      5,754,026     4,913,286          --           --
$       9.50           --  $        8.72  $      19.85          --           --

$  1,057,060           --  $   1,260,841  $ 16,471,136          --           --

     111,382           --        144,680       831,732          --           --
$       9.49           --  $        8.71  $      19.80          --           --
$ 62,068,981  $ 4,501,692  $ 227,093,781  $321,908,755 $40,009,033  $ 9,789,985
$  1,299,041  $         0  $           0  $          0 $         0  $    48,639



                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2001


                                                                  EMERGING       GLOBAL
                                                   AGGRESSIVE      MARKETS   TECHNOLOGY        GROWTH
                                                  GROWTH FUND         FUND         FUND          FUND
-------------------------------------------------------------------------------------------------------
Investment Income
  Dividends*                                    $     125,163  $    41,045  $     9,240  $    152,948
  Interest                                            146,150        4,799       15,292        59,612
                                                -------------  -----------  -----------  ------------
  Total income                                        271,313       45,844       24,532       212,560
                                                -------------  -----------  -----------  ------------
  Expenses
   Management fees                                    841,823       35,582       60,149       156,460
   12b-1 fees (Retail Class)                          193,147           88        5,049         1,832
   12b-1 fees (Admin Class)                             3,432            0            0            59
   Shareholder service fees (Admin Class)               3,432            0            0            59
   Trustees' fees and expenses                          7,060        7,136        6,119         7,060
   Administrative fees                                 98,632        7,432       11,139        34,952
   Custodian and accounting fees                       80,380       73,014       78,920        65,954
   Transfer Agent fees (Institutional Class)           29,688       26,746       26,926        29,545
   Transfer Agent fees (Retail Class)                  54,773       18,537       23,364        19,890
   Transfer Agent fees (Admin Class)                   17,941            0            0        15,730
   Audit and tax services fees                         29,619       26,280       23,836        30,088
   Registration fees                                   53,892       23,740       33,405        37,840
   Printing fees                                       50,732        1,293        9,238        11,724
   Legal fees                                           8,888       13,322        8,562         8,543
   Other expenses                                       7,313        5,586       10,016         6,075
                                                -------------  -----------  -----------  ------------
   Total expenses                                   1,480,752      238,756      296,723       425,811
   Less expenses waived and reimbursed by
    the investment adviser                           (159,741)    (174,619)    (201,450)     (157,879)
                                                -------------  -----------  -----------  ------------
  Net expenses                                      1,321,011       64,137       95,273       267,932
                                                -------------  -----------  -----------  ------------
  Net investment income (loss)                     (1,049,698)     (18,293)     (70,741)      (55,372)
                                                -------------  -----------  -----------  ------------
Net Realized Gain (Loss) on:
  Investments                                     (92,417,186)    (951,027)  (6,618,915)  (15,329,994)
  Foreign currency transactions                             0      (12,189)      (8,483)            0
                                                -------------  -----------  -----------  ------------
  Total net realized gain (loss)                  (92,417,186)    (963,216)  (6,627,398)  (15,329,994)
                                                -------------  -----------  -----------  ------------
Change in Unrealized Appreciation
 (Depreciation) on:
  Investments                                     (51,727,302)    (721,410)  (2,242,195)   (7,943,411)
  Foreign currency translations                             0          (13)      (1,830)            0
                                                -------------  -----------  -----------  ------------
  Total net change in unrealized appreciation
   (depreciation)                                 (51,727,302)    (721,423)  (2,244,025)   (7,943,411)
                                                -------------  -----------  -----------  ------------
  Total net realized gain (loss) and change in
   unrealized appreciation (depreciation)        (144,144,488)  (1,684,639)  (8,871,423)  (23,273,405)
                                                -------------  -----------  -----------  ------------
Net Increase (Decrease) in Net Assets
 from Operations                                $(145,194,186) $(1,702,932) $(8,942,164) $(23,328,777)
                                                =============  ===========  ===========  ============

* Net of foreign withholding taxes of $2,887, $1,431, $132,038, $112, $2,692 and $6,338 for the Emerging Markets, Global Technology, International Equity, Research, Value and Worldwide Funds, respectively.

                See accompanying notes to financial statements.


INTERNATIONAL    RESEARCH      SMALL CAP     SMALL CAP        VALUE    WORLDWIDE
  EQUITY FUND        FUND    GROWTH FUND    VALUE FUND         FUND         FUND
----------------------------------------------------------------------------------

$  1,005,247  $    46,878  $     194,605  $  4,731,023  $   671,724  $    83,751
     157,748        2,055        461,186     1,163,082       57,312      660,634
------------  -----------  -------------  ------------  -----------  -----------
   1,162,995       48,933        655,791     5,894,105      729,036      744,385
------------  -----------  -------------  ------------  -----------  -----------

     648,883       29,669      1,988,585     2,552,007      211,736       70,873
      13,597            0        176,150       243,388          149          438
       2,208            0          1,984        36,571            0            0
       2,208            0          1,984        36,571            0            0
       7,057        7,344          7,060         7,060        7,057        7,057
      73,367        2,576        208,632       252,851       31,696        8,544
     256,398       55,432        111,596       124,260       53,369       75,793
      33,730       20,018         61,904        93,093       32,001       22,584
      23,757            0         33,072        28,155        3,990        3,927
       1,354            0         16,255        22,145            0            0
      36,665        7,632         31,619        37,178       25,759       26,846
      53,111       29,130         77,702        55,270       15,877       15,415
      38,199        3,388        103,943       139,337       13,791        2,156
      12,206        7,084          9,670         9,787        7,606        7,891
       7,121        6,142          9,963        12,198        6,364        5,938
------------  -----------  -------------  ------------  -----------  -----------
   1,209,861      168,415      2,840,119     3,649,871      409,395      247,462

    (326,673)    (122,922)       (24,973)      (13,496)     (49,301)    (152,517)
------------  -----------  -------------  ------------  -----------  -----------
     883,188       45,493      2,815,146     3,636,375      360,094       94,945
------------  -----------  -------------  ------------  -----------  -----------
     279,807        3,440     (2,159,355)    2,257,730      368,942      649,440
------------  -----------  -------------  ------------  -----------  -----------

 (25,478,911)  (1,199,270)  (147,559,085)   38,470,453    1,478,436   (1,306,982)
    (125,034)           0              0             0            0        4,643
------------  -----------  -------------  ------------  -----------  -----------
 (25,603,945)  (1,199,270)  (147,559,085)   38,470,453    1,478,436   (1,302,339)
------------  -----------  -------------  ------------  -----------  -----------


 (11,096,633)    (443,326)  (119,076,924)  (29,774,777)  (4,952,030)    (911,753)
      (1,437)           0              0             0            0          170
------------  -----------  -------------  ------------  -----------  -----------

 (11,098,070)    (443,326)  (119,076,924)  (29,774,777)  (4,952,030)    (911,583)
------------  -----------  -------------  ------------  -----------  -----------

 (36,702,015)  (1,642,596)  (266,636,009)    8,695,676   (3,473,594)  (2,213,922)
------------  -----------  -------------  ------------  -----------  -----------

$(36,422,208) $(1,639,156) $(268,795,364) $ 10,953,406  $(3,104,652) $(1,564,482)
============  ===========  =============  ============  ===========  ===========



                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Changes in Net Assets
AGGRESSIVE GROWTH FUND

                                                       YEAR ENDED     YEAR ENDED
                                                    SEPTEMBER 30,  SEPTEMBER 30,
                                                             2001           2000
---------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                       $  (1,049,698) $   (507,423)
 Net realized gain (loss)                             (92,417,186)    2,866,444
 Change in unrealized appreciation (depreciation)     (51,727,302)   30,887,655
                                                    -------------  ------------
   Increase (decrease) in net assets from
    operations                                       (145,194,186)   33,246,676
                                                    -------------  ------------
From Distributions to Shareholders
 Institutional Class
   Net realized gain on investments                      (699,751)     (845,221)
 Retail Class
   Net realized gain on investments                    (1,576,504)      (95,986)
 Admin Class
   Net realized gain on investments                          (560)            0
                                                    -------------  ------------
                                                       (2,276,815)     (941,207)
                                                    -------------  ------------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
   share transactions                                  34,492,465   126,398,491
                                                    -------------  ------------
 Total increase (decrease) in net assets             (112,978,536)  158,703,960
Net Assets
 Beginning of the period                              173,187,668    14,483,708
                                                    -------------  ------------
 End of the period                                  $  60,209,132  $173,187,668
                                                    =============  ============
Undistributed Net Investment Income (Loss)
 End of the period                                  $           0  $          0
                                                    =============  ============

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
EMERGING MARKETS FUND

                                                                        YEAR ENDED  PERIOD ENDED
                                                                     SEPTEMBER 30, SEPTEMBER 30,
                                                                              2001         2000*
-------------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                        $   (18,293)  $  (47,079)
  Net realized gain (loss)                                               (963,216)     532,918
  Change in unrealized appreciation (depreciation)                       (721,423)     (33,065)
                                                                      -----------   ----------
   Increase (decrease) in net assets from operations                   (1,702,932)     452,774
                                                                      -----------   ----------
From Distributions to Shareholders
  Institutional Class
   Net realized gain on investments                                       (69,733)           0
  Retail Class
   Net realized gain on investments                                          (515)           0
                                                                      -----------   ----------
                                                                          (70,248)           0
                                                                      -----------   ----------
From Capital Share Transactions (Note 6)
  Increase (decrease) in net assets from capital share transactions      (102,057)   3,252,573
                                                                      -----------   ----------
  Redemption fees (Note 1H)                                                 3,169          336
                                                                      -----------   ----------
  Total increase (decrease) in net assets                              (1,872,068)   3,705,683
Net Assets
  Beginning of the period                                               3,705,683            0
                                                                      -----------   ----------
  End of the period                                                   $ 1,833,615   $3,705,683
                                                                      ===========   ==========
Undistributed Net Investment Income (Loss)
  End of the period                                                   $         0   $        0
                                                                      ===========   ==========

* Commencement of operations, November 9, 1999.

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Changes in Net Assets
GLOBAL TECHNOLOGY FUND

                                                                        YEAR ENDED  PERIOD ENDED
                                                                     SEPTEMBER 30, SEPTEMBER 30,
                                                                              2001         2000*
-------------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                       $    (70,741)  $  (100,588)
  Net realized gain (loss)                                             (6,627,398)   (1,517,731)
  Change in unrealized appreciation (depreciation)                     (2,244,025)    1,233,792
                                                                     ------------   -----------
   Increase (decrease) in net assets from operations                   (8,942,164)     (384,527)
                                                                     ------------   -----------
From Capital Shares Transactions (Note 6)
  Increase (decrease) in net assets from capital share transactions    (2,441,612)   13,746,833
                                                                     ------------   -----------
  Total increase (decrease) in net assets                             (11,383,776)   13,362,306
Net Assets
  Beginning of the period                                              13,362,306             0
                                                                     ------------   -----------
  End of the period                                                  $  1,978,530   $13,362,306
                                                                     ============   ===========
Undistributed Net Investment Income (Loss)
  End of the period                                                  $        (75)  $         0
                                                                     ============   ===========

* Commencement of operations, January 31, 2000.

                See accompanying notes to financial statements.

                                    [Graphic]
Loomis Sayles Equity Funds


Statements of Changes in Net Assets
GROWTH FUND

                                                       YEAR ENDED    YEAR ENDED
                                                    SEPTEMBER 30, SEPTEMBER 30,
                                                             2001          2000
--------------------------------------------------------------------------------
From Operations
 Net investment income (loss)                       $    (55,372)  $  (145,463)
 Net realized gain (loss)                            (15,329,994)   10,662,518
 Change in unrealized appreciation (depreciation)     (7,943,411)    3,038,087
                                                    ------------   -----------
   Increase (decrease) in net assets from
    operations                                       (23,328,777)   13,555,142
                                                    ------------   -----------
From Distributions to Shareholders
 Institutional Class
   Net realized gain on investments                  (10,314,172)   (2,609,474)
 Retail Class
   Net realized gain on investments                     (251,072)      (57,300)
 Admin Class
   Net realized gain on investments                       (2,927)            0
                                                    ------------   -----------
                                                     (10,568,171)   (2,666,774)
                                                    ------------   -----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets from capital
   share transactions                                  9,718,739     6,584,274
                                                    ------------   -----------
 Total increase (decrease) in net assets             (24,178,209)   17,472,642
Net Assets
 Beginning of the period                              46,356,368    28,883,726
                                                    ------------   -----------
 End of the period                                  $ 22,178,159   $46,356,368
                                                    ============   ===========
Undistributed Net Investment Income (Loss)
 End of the period                                  $          0   $         0
                                                    ============   ===========

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
INTERNATIONAL EQUITY FUND

                                                                        YEAR ENDED    YEAR ENDED
                                                                     SEPTEMBER 30, SEPTEMBER 30,
                                                                              2001          2000
-------------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                       $    279,807  $   (403,315)
  Net realized gain (loss)                                            (25,603,945)   29,086,883
  Change in unrealized appreciation (depreciation)                    (11,098,070)   (4,596,429)
                                                                     ------------  ------------
   Increase (decrease) in net assets from operations                  (36,422,208)   24,087,139
                                                                     ------------  ------------
From Distributions to Shareholders
  Institutional Class
   Net investment income                                                        0      (549,601)
   Net realized gain on investments                                   (10,517,451)   (5,899,843)
  Retail Class
   Net investment income                                                        0        (3,905)
   Net realized gain on investments                                      (751,093)      (59,775)
  Admin Class
   Net investment income                                                        0             0
   Net realized gain on investments                                      (124,478)            0
                                                                     ------------  ------------
                                                                      (11,393,022)   (6,513,124)
                                                                     ------------  ------------
From Capital Share Transactions (Note 6)
  Increase (decrease) in net assets from capital share transactions    (7,634,241)   16,129,186
                                                                     ------------  ------------
  Total increase (decrease) in net assets                             (55,449,471)   33,703,201
Net Assets
  Beginning of the period                                             113,379,719    79,676,518
                                                                     ------------  ------------
  End of the period                                                  $ 57,930,248  $113,379,719
                                                                     ============  ============
Undistributed Net Investment Income (Loss)
  End of the period                                                  $    153,646  $          0
                                                                     ============  ============

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
RESEARCH FUND

                                                                   YEAR ENDED  PERIOD ENDED
                                                                SEPTEMBER 30, SEPTEMBER 30,
                                                                         2001         2000*
--------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                   $     3,440   $     (671)
  Net realized gain (loss)                                        (1,199,270)      14,798
  Change in unrealized appreciation (depreciation)                  (443,326)      78,294
                                                                 -----------   ----------
   Increase (decrease) in net assets from operations              (1,639,156)      92,421
                                                                 -----------   ----------
From Distributions to Shareholders
  Institutional Class
   Net realized gain on investments                                  (16,773)           0
                                                                 -----------   ----------
                                                                     (16,773)           0
                                                                 -----------   ----------
From Capital Share Transactions (Note 6)
  Increase (decrease) in net assets derived from capital share
   transactions                                                    2,391,362    3,417,087
                                                                 -----------   ----------
  Total increase (decrease) in net assets                            735,433    3,509,508
Net Assets
  Beginning of the period                                          3,509,508            0
                                                                 -----------   ----------
  End of the period                                              $ 4,244,941   $3,509,508
                                                                 ===========   ==========
Undistributed Net Investment Income (Loss)
  End of the period                                              $     3,111   $        0
                                                                 ===========   ==========

* Commencement of operations, July 31, 2000.

                See accompanying notes to financial statements.

                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Changes in Net Assets
SMALL CAP GROWTH FUND

                                                                    YEAR ENDED     YEAR ENDED
                                                                 SEPTEMBER 30,  SEPTEMBER 30,
                                                                          2001           2000
----------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                   $  (2,159,355) $ (1,344,505)
  Net realized gain (loss)                                        (147,559,085)   15,371,710
  Change in unrealized appreciation (depreciation)                (119,076,924)   47,161,814
                                                                --------------  ------------
   Increase (decrease) in net assets from operations              (268,795,364)   61,189,019
                                                                --------------  ------------
From Distributions to Shareholders
  Institutional Class
   Net realized gain on investments                                (10,521,248)            0
  Retail Class
   Net realized gain on investments                                 (3,692,261)            0
  Admin Class
   Net realized gain on investments                                    (31,778)            0
                                                                --------------  ------------
                                                                   (14,245,287)            0
                                                                --------------  ------------
From Capital Shares Transactions (Note 6)
  Increase (decrease) in net assets derived from capital share
   transactions                                                    127,414,789   183,209,242
                                                                --------------  ------------
  Total increase (decrease) in net assets                         (155,625,862)  244,398,261
Net Assets
  Beginning of the period                                          331,562,996    87,164,735
                                                                --------------  ------------
  End of the period                                             $  175,937,134  $331,562,996
                                                                ==============  ============
Undistributed Net Investment Income (Loss)
  End of the period                                             $            0  $          0
                                                                ==============  ============

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
SMALL CAP VALUE FUND

                                                                   YEAR ENDED    YEAR ENDED
                                                                SEPTEMBER 30, SEPTEMBER 30,
                                                                         2001          2000
---------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                  $  2,257,730  $   2,395,302
  Net realized gain (loss)                                        38,470,453     13,210,026
  Change in unrealized appreciation (depreciation)               (29,774,777)    49,620,844
                                                                ------------  -------------
   Increase (decrease) in net assets from operations              10,953,406     65,226,172
                                                                ------------  -------------
From Distributions to Shareholders
  Institutional Class
   Net investment income                                          (2,264,385)    (2,390,731)
   Net realized gain on investments                              (11,502,885)    (4,531,443)
  Retail Class
   Net investment income                                            (660,217)      (452,153)
   Net realized gain on investments                               (4,498,890)    (1,335,295)
  Admin Class
   Net investment income                                             (62,922)       (14,051)
   Net realized gain on investments                                 (640,490)       (91,184)
                                                                ------------  -------------
                                                                 (19,629,789)    (8,814,857)
                                                                ------------  -------------
From Capital Shares Transactions (Note 6)
  Increase (decrease) in net assets derived from capital share
   transactions                                                   19,122,826   (119,065,673)
                                                                ------------  -------------
  Total increase (decrease) in net assets                         10,446,443    (62,654,358)
Net Assets
  Beginning of the period                                        319,007,577    381,661,935
                                                                ------------  -------------
  End of the period                                             $329,454,020  $ 319,007,577
                                                                ============  =============
Undistributed Net Investment Income (Loss)
  End of the period                                             $  1,284,871  $   2,339,761
                                                                ============  =============

                See accompanying notes to financial statements.



                                    [Graphic]
Loomis Sayles Equity Funds

Statements of Changes in Net Assets
VALUE FUND

                                                                   YEAR ENDED    YEAR ENDED
                                                                SEPTEMBER 30, SEPTEMBER 30,
                                                                         2001          2000
--------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                   $   368,942  $    453,860
  Net realized gain (loss)                                         1,478,436      (750,571)
  Change in unrealized appreciation (depreciation)                (4,952,030)      876,221
                                                                 -----------  ------------
   Increase (decrease) in net assets from operations              (3,104,652)      579,510
                                                                 -----------  ------------
From Distributions to Shareholders
  Institutional Class
   Net investment income                                            (444,829)     (632,043)
   Net realized gain on investments                                        0    (7,273,628)
  Retail Class
   Net investment income                                              (2,465)       (3,284)
   Net realized gain on investments                                        0       (52,997)
                                                                 -----------  ------------
                                                                    (447,294)   (7,961,952)
                                                                 -----------  ------------
From Capital Shares Transactions (Note 6)
  Increase (decrease) in net assets derived from capital share
   transactions                                                    4,046,560   (20,893,844)
                                                                 -----------  ------------
  Total increase (decrease) in net assets                            494,614   (28,276,286)
Net Assets
  Beginning of the period                                         39,054,236    67,330,522
                                                                 -----------  ------------
  End of the period                                              $39,548,850  $ 39,054,236
                                                                 ===========  ============
Undistributed Net Investment Income (Loss)
  End of the period                                              $   366,602  $    444,955
                                                                 ===========  ============

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
WORLDWIDE FUND

                                                                        YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER 30,     SEPTEMBER 30,
                                                                              2001              2000
-----------------------------------------------------------------------------------------------------
From Operations
  Net investment income (loss)                                        $   649,440       $   410,719
  Net realized gain (loss)                                             (1,302,339)        2,610,729
  Change in unrealized appreciation (depreciation)                       (911,583)          (93,412)
                                                                      -----------       -----------
   Increase (decrease) in net assets from operations                   (1,564,482)        2,928,036
                                                                      -----------       -----------
From Distributions to Shareholders
  Institutional Class
   Net investment income                                                 (321,612)         (298,668)
   Net realized gain on investments                                    (2,297,643)         (283,232)
  Retail Class
   Net investment income                                                  (26,028)           (5,792)
   Net realized gain on investments                                      (205,581)           (5,908)
                                                                      -----------       -----------
                                                                       (2,850,864)         (593,600)
                                                                      -----------       -----------
From Capital Shares Transactions (Note 6)
  Increase (decrease) in net assets from capital share transactions     2,316,862         1,920,513
                                                                      -----------       -----------
  Total increase (decrease) in net assets                              (2,098,484)        4,254,949
Net Assets
  Beginning of the period                                              10,626,898         6,371,949
                                                                      -----------       -----------
  End of the period                                                   $ 8,528,414       $10,626,898
                                                                      ===========       ===========
Undistributed Net Investment Income (Loss)
  End of the period                                                   $   639,718       $   346,942
                                                                      ===========       ===========

                See accompanying notes to financial statements.


                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
AGGRESSIVE GROWTH FUND

                                                            Institutional Class
                                       -------------------------------------------------------------
                                                                            NINE MONTHS
                                                                               ENDED     PERIOD ENDED
                                            YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30, DECEMBER 31,
                                       -------------------------------     ------------- ------------
                                        2001        2000        1999           1998         1997*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 47.71     $ 20.08     $ 10.51        $11.49        $10.00
                                       -------     -------     -------        ------        ------
INCOME FROM INVESTMENT
 OPERATIONS--
  Net investment income (loss)           (0.20)(d)   (0.26)(d)   (0.09)(d)     (0.03)        (0.03)
  Net realized and unrealized gain
   (loss) on investments                (33.43)      29.11       10.05         (0.95)         2.26
                                       -------     -------     -------        ------        ------
   Total from investment
    operations                          (33.63)      28.85        9.96         (0.98)         2.23
                                       -------     -------     -------        ------        ------
LESS DISTRIBUTIONS--
  Dividends from net investment
   income                                 0.00        0.00        0.00          0.00          0.00
  Distributions in excess of net
   investment income                      0.00        0.00        0.00          0.00         (0.12)
  Distributions from net realized
   capital gains                         (0.52)      (1.22)      (0.39)         0.00         (0.62)
                                       -------     -------     -------        ------        ------
   Total distributions                   (0.52)      (1.22)      (0.39)         0.00         (0.74)
                                       -------     -------     -------        ------        ------
Net asset value, end of period         $ 13.56     $ 47.71     $ 20.08        $10.51        $11.49
                                       =======     =======     =======        ======        ======
Total return (%)(a)                      (71.1)      147.8        97.9          (8.5)         22.7
Net assets, end of period (000)        $16,347     $62,364     $13,308        $2,073        $1,848
Ratios to average net assets:
  Net expenses (%)(b)(c)                  1.00        1.00        1.00          1.00          1.00
  Gross expenses (%)(c)                   1.13        1.11        2.96          7.13          9.35
  Net investment income (loss) (%)(c)    (0.75)      (0.66)      (0.56)        (0.35)        (0.38)
Portfolio turnover rate (%)                258         191         199            82           174

* From commencement of fund operations on January 2, 1997 through December 31,1997.
**From commencement of class operations on July 31, 2000 through September 30,
  2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                         Retail Class                                  Admin Class
-------------------------------------------------------------  ------------------------
                                     NINE MONTHS
                                        ENDED     PERIOD ENDED  YEAR ENDED    PERIOD ENDED
     YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30, DECEMBER 31, SEPTEMBER 30,  SEPTEMBER 30,
-------------------------------     ------------- ------------ -------------  -------------
 2001         2000        1999          1998         1997*         2001          2000**
--------------------------------------------------------------------------------------------
$ 47.33     $  19.99     $10.49        $11.49        $10.00       $ 47.31        $40.38
-------     --------     ------        ------        ------       -------        ------

  (0.25)(d)    (0.38)(d)  (0.14)(d)     (0.05)        (0.06)        (0.26)(d)     (0.09)(d)

 (33.15)       28.94      10.03         (0.95)         2.27        (33.15)         7.02
-------     --------     ------        ------        ------       -------        ------
 (33.40)       28.56       9.89         (1.00)         2.21        (33.41)         6.93
-------     --------     ------        ------        ------       -------        ------

   0.00         0.00       0.00          0.00          0.00          0.00          0.00

   0.00         0.00       0.00          0.00         (0.10)         0.00          0.00

  (0.52)       (1.22)     (0.39)         0.00         (0.62)        (0.52)         0.00
-------     --------     ------        ------        ------       -------        ------
  (0.52)       (1.22)     (0.39)         0.00         (0.72)        (0.52)         0.00
-------     --------     ------        ------        ------       -------        ------
$ 13.41     $  47.33     $19.99        $10.49        $11.49       $ 13.38        $47.31
=======     ========     ======        ======        ======       =======        ======
  (71.2)       147.0       97.5          (8.7)         22.4         (71.3)         17.2
$41,456     $110,824     $1,175        $   85        $   74       $ 2,406        $    0
   1.25         1.25       1.25          1.25          1.25          1.50          1.50
   1.37         1.35       9.05         27.97         36.58          2.92          1.60
  (1.01)       (0.89)     (0.80)        (0.60)        (0.67)        (1.35)        (1.14)
    258          191        199            82           174           258           191



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
EMERGING MARKETS FUND

                                         Institutional Class            Retail Class
                                     -----------------------     -----------------------
                                      YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                     SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                     ------------- ------------- ------------- -------------
                                         2001          2000*         2001         2000**
---------------------------------------------------------------------------------------------
Net asset value, beginning of period    $14.86        $10.00        $14.81        $16.21
                                        ------        ------        ------        ------
INCOME FROM INVESTMENT
 OPERATIONS--
  Net investment income (loss)           (0.07)(d)     (0.22)(d)     (0.06)(d)     (0.14)(d)
  Net realized and unrealized gain
   (loss) on investments                 (6.57)         5.08         (6.59)        (1.26)
                                        ------        ------        ------        ------
   Total from investment
    operations                           (6.64)         4.86         (6.65)        (1.40)
                                        ------        ------        ------        ------
LESS DISTRIBUTIONS--
  Distributions from net realized
   capital gains                         (0.29)         0.00         (0.29)         0.00
                                        ------        ------        ------        ------
Net asset value, end of period          $ 7.93        $14.86        $ 7.87        $14.81
                                        ======        ======        ======        ======
Total return (%)(a)                      (45.4)         48.6         (45.7)         (8.6)
Net assets, end of period (000)         $1,794        $3,679        $   40        $   27
Ratios to average net assets:
  Net expenses (%)(b)(c)                  2.25          2.25          2.50          2.50
  Gross expenses (%)(c)                   7.75          6.20         59.44         70.10
  Net investment income
   (loss) (%)(c)                         (0.64)        (1.46)        (0.56)        (2.20)
Portfolio turnover rate (%)                177           134           177           134

* From commencement of fund operations on November 9, 1999 through September 30, 2000.
**From commencement of class operations on May 9, 2000 through September 30,
  2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Financial Highlights
GLOBAL TECHNOLOGY FUND

                                        Institutional Class            Retail Class
                                    --------------------------  --------------------------
                                     YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                    SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                    ------------- ------------- ------------- -------------
                                        2001          2000*         2001          2000*
--------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $12.70        $10.00        $12.59        $10.00
                                       ------        ------        ------        ------
INCOME FROM INVESTMENT
 OPERATIONS--
  Net investment income (loss)          (0.07)(d)     (0.08)        (0.10)(d)     (0.11)
  Net realized and unrealized gain
   (loss) on investments                (9.53)         2.78         (9.42)         2.70
                                       ------        ------        ------        ------
   Total from investment
    operations                          (9.60)         2.70         (9.52)         2.59
                                       ------        ------        ------        ------
Net asset value, end of period         $ 3.10        $12.70        $ 3.07        $12.59
                                       ======        ======        ======        ======
Total return (%)(a)                     (75.6)         27.0         (75.6)         25.9
Net assets, end of period (000)        $1,507        $7,678        $  472        $5,685
Ratios to average net assets:
  Net expenses (%)(b)(c)                 1.50          1.50          1.75          1.75
  Gross expenses (%)(c)                  4.73          3.37          5.33          3.44
  Net investment income
   (loss) (%)(c)                        (1.09)        (1.13)        (1.36)        (1.40)
Portfolio turnover rate (%)               239           181           239           181

* From commencement of fund operations on January 31, 2000 through September 30, 2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
GROWTH FUND

                                                          Institutional Class
                                              ------------------------------------------
                                                                             NINE MONTHS
                                                       YEAR ENDED               ENDED
                                                      SEPTEMBER 30,         SEPTEMBER 30,
                                              ----------------------------  -------------
                                               2001        2000     1999        1998
------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 15.00     $ 11.17  $ 11.65     $ 12.63
                                              -------     -------  -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                  (0.02)(d)   (0.05)   (0.04)      (0.03)
  Net realized and unrealized gain (loss) on
   investments                                  (7.42)       4.90     3.01       (0.95)
                                              -------     -------  -------     -------
   Total from investment operations             (7.44)       4.85     2.97       (0.98)
                                              -------     -------  -------     -------
LESS DISTRIBUTIONS--
  Distributions from net realized capital
   gains                                        (3.33)      (1.02)   (3.45)       0.00
                                              -------     -------  -------     -------
Net asset value, end of period                $  4.23     $ 15.00  $ 11.17     $ 11.65
                                              =======     =======  =======     =======
Total return (%)(a)                             (50.8)       45.6     30.9        (7.8)
Net assets, end of period (000)               $21,653     $45,328  $28,235     $24,663
Ratios to average net assets:
  Net expenses (%)(b)(c)                         0.85        0.85     0.85        0.85
  Gross expenses (%)(c)                          1.24        1.01     1.18        1.02
  Net investment income (loss) (%)(c)           (0.17)      (0.36)   (0.40)      (0.32)
Portfolio turnover rate (%)                       281         203      164         118

(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                  Institutional Class        Retail Class
                  ------------------  -------------------------

                      YEAR ENDED              YEAR ENDED
                     DECEMBER 31,           SEPTEMBER 30,
                  ------------------  -------------------------
                    1997       1996    2001       2000    1999
                  -----------------------------------------------
                  $ 13.44    $ 15.27  $14.80     $11.06  $11.59
                  -------    -------  ------     ------  ------
                    (0.04)     (0.07)  (0.04)(d)  (0.07)  (0.06)
                     3.17       3.08   (7.31)      4.83    2.98
                  -------    -------  ------     ------  ------
                     3.13       3.01   (7.35)      4.76    2.92
                  -------    -------  ------     ------  ------
                    (3.94)     (4.84)  (3.33)     (1.02)  (3.45)
                  -------    -------  ------     ------  ------
                  $ 12.63    $ 13.44  $ 4.12     $14.80  $11.06
                  =======    =======  ======     ======  ======
                     24.5       19.9   (50.9)      45.3    30.6
                  $32,149    $39,497  $  518     $1,028  $  649
                     0.85       1.10    1.10       1.10    1.10
                     0.98       1.10    4.11       3.29    4.43
                    (0.26)     (0.47)  (0.42)     (0.61)  (0.65)
                      116         99     281        203     164



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
GROWTH FUND [CONTINUED]

                                                  Retail Class                Admin Class
                                           -------------------------  --------------------------
                                            NINE MONTHS
                                               ENDED     PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                                           SEPTEMBER 30, DECEMBER 31, SEPTEMBER 30, SEPTEMBER 30,
                                           ------------- ------------ ------------- -------------
                                               1998         1997*         2001         2000**
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $12.59        $13.44       $14.79        $14.09
                                              ------        ------       ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                 (0.03)        (0.07)       (0.08)(d)     (0.02)
  Net realized and unrealized gain (loss)
   on investments                              (0.97)         3.16        (7.27)         0.72
                                              ------        ------       ------        ------
   Total from investment operations            (1.00)         3.09        (7.35)         0.70
                                              ------        ------       ------        ------
LESS DISTRIBUTIONS--
  Distributions from net realized capital
   gains                                        0.00         (3.94)       (3.33)         0.00
                                              ------        ------       ------        ------
Net asset value, end of period                $11.59        $12.59       $ 4.11        $14.79
                                              ======        ======       ======        ======
Total return (%)(a)                             (7.9)         24.2        (50.9)          5.0
Net assets, end of period (000)               $  516        $  194       $    8        $    0
Ratios to average net assets:
  Net expenses (%)(b)(c)                        1.10          1.10         1.35          1.35
  Gross expenses (%)(c)                         4.74         12.96        68.34          1.50
  Net investment income (loss) (%)(c)          (0.58)        (0.42)       (0.94)        (0.87)
Portfolio turnover rate (%)                      118           116          281           203

* From commencement of class operations on January 2, 1997 through December 31, 1997.
**From commencement of class operations on July 31, 2000 through September 30,
  2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                     [This Page Intentionally Left Blank]



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
INTERNATIONAL EQUITY FUND


                                                       Institutional Class
                                                 -------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------
                                                  2001        2000        1999
----------------------------------------------------------------------------------
Net asset value, beginning of period             $ 17.41    $  13.79     $ 10.74
                                                 -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                      0.05(d)    (0.06)(d)    0.07
  Net realized and unrealized gain (loss) on
   investments                                     (5.91)       4.77        3.31
                                                 -------    --------     -------
   Total from investment operations                (5.86)       4.71        3.38
                                                 -------    --------     -------
LESS DISTRIBUTIONS--
  Dividends from net investment income              0.00       (0.09)      (0.13)
  Distributions from net realized capital gains    (1.94)      (1.00)      (0.20)
                                                 -------    --------     -------
   Total distributions                             (1.94)      (1.09)      (0.33)
                                                 -------    --------     -------
Net asset value, end of period                   $  9.61    $  17.41     $ 13.79
                                                 =======    ========     =======
Total return (%)(a)                                (34.5)       34.4        32.0
Net assets, end of period (000)                  $54,080    $107,792     $79,415
Ratios to average net assets:
  Net expenses (%)(b)(c)                            1.00        1.00        1.00
  Gross expenses (%)(c)                             1.35        1.15        1.22
  Net investment income (loss)(%)(c)                0.34       (0.32)       0.53
Portfolio turnover rate (%)                          207         226         207

(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                Institutional Class                   Retail Class
       ------------------------------------   ----------------------------
        NINE MONTHS
           ENDED
       SEPTEMBER 30,  YEAR ENDED DECEMBER 31,   YEAR ENDED SEPTEMBER 30,
       -------------  ----------------------  ----------------------------
           1998         1997          1996     2001        2000       1999
       ----------------------------------------------------------------------
          $ 11.30      $ 13.16      $ 11.65   $ 17.31     $13.73     $10.70
          -------      -------       -------  -------     ------     ------
             0.14        0.15 (d)      0.12      0.02(d)   (0.05)(d)   0.05
            (0.70)       (0.27)        2.01     (5.89)      4.67       3.28
          -------      -------       -------  -------     ------     ------
            (0.56)       (0.12)        2.13     (5.87)      4.62       3.33
          -------      -------       -------  -------     ------     ------
             0.00        (0.19)       (0.09)     0.00      (0.04)     (0.10)
             0.00        (1.55)       (0.53)    (1.94)     (1.00)     (0.20)
          -------      -------       -------  -------     ------     ------
             0.00        (1.74)       (0.62)    (1.94)     (1.04)     (0.30)
          -------      -------       -------  -------     ------     ------
          $ 10.74      $ 11.30      $ 13.16   $  9.50     $17.31     $13.73
          =======      =======       =======  =======     ======     ======
             (5.0)        (1.0)        18.3     (34.7)      33.9       31.6
          $68,464      $82,188      $90,662    $2,793     $5,588     $  261
             1.00         1.00         1.42      1.25       1.25       1.25
             1.18         1.16         1.42      1.99       1.67      12.33
             1.49         1.12         0.96      0.13      (0.26)      0.29
               96          119          151       207        226        207



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
INTERNATIONAL EQUITY FUND [CONTINUED]


                                                        Retail Class                Admin Class
                                                 -----------------------    -----------------------
                                                  NINE MONTHS
                                                     ENDED     PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                                                 SEPTEMBER 30, DECEMBER 31, SEPTEMBER 30, SEPTEMBER 30,
                                                 ------------- ------------ ------------- -------------
                                                     1998         1997*         2001         2000**
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.28        $13.16       $17.30        $17.62
                                                    ------        ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                        0.10          0.10(d)      0.02(d)      (0.02)(d)
  Net realized and unrealized gain (loss) on
   investments                                       (0.68)        (0.26)       (5.89)        (0.30)
                                                    ------        ------       ------        ------
   Total from investment operations                  (0.58)        (0.16)       (5.87)        (0.32)
                                                    ------        ------       ------        ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                0.00         (0.17)        0.00          0.00
  Distributions from net realized capital gains       0.00         (1.55)       (1.94)         0.00
                                                    ------        ------       ------        ------
   Total distributions                                0.00         (1.72)       (1.94)         0.00
                                                    ------        ------       ------        ------
Net asset value, end of period                      $10.70        $11.28       $ 9.49        $17.30
                                                    ======        ======       ======        ======
Total return (%)(a)                                   (5.1)         (1.3)       (34.8)         (1.8)
Net assets, end of period (000)                     $  150        $  233       $1,057        $    0
Ratios to average net assets:
  Net expenses (%)(b)(c)                              1.25          1.25         1.50          1.50
  Gross expenses (%)(c)                              10.26         16.24         2.01          1.77
  Net investment income (loss) (%)(c)                 1.16          0.73         0.19         (0.83)
Portfolio turnover rate (%)                             96           119          207           226

* From commencement of class operations on January 2, 1997 through December 31, 1997.
**From commencement of class operations on July 31, 2000 through September 30,
  2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

Financial Highlights
RESEARCH FUND


                                                       INSTITUTIONAL CLASS
                                                   --------------------------
                                                    YEAR ENDED   PERIOD ENDED
                                                   SEPTEMBER 30, SEPTEMBER 30,
                                                   ------------- -------------
                                                       2001         2000 *
  -----------------------------------------------------------------------------
  Net asset value, beginning of period                $10.54        $10.00
                                                      ------        ------
  INCOME FROM INVESTMENT OPERATIONS--
    Net investment income (loss)                        0.01(d)       0.00
    Net realized and unrealized gain (loss) on
     investments                                       (3.65)         0.54
                                                      ------        ------
     Total from investment operations                  (3.64)         0.54
                                                      ------        ------
  LESS DISTRIBUTIONS--
    Distributions from net realized capital gains      (0.05)         0.00
                                                      ------        ------
  Net asset value, end of period                      $ 6.85        $10.54
                                                      ======        ======
  Total return (%)(a)                                  (34.7)          5.4
  Net assets, end of period (000)                     $4,245        $3,510
  Ratios to average net assets:
    Net expenses (%)(b)(c)                              1.15          1.15
    Gross expenses (%)(c)                               4.26          8.02
    Net investment income (loss) (%)(c)                 0.09         (0.14)
  Portfolio turnover rate (%)                            171            20

* Commencement of fund operations on July 31, 2000 through September 30, 2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
SMALL CAP GROWTH FUND


                                                        Institutional Class
                                   ----------------------------------------------------------
                                                                       NINE MONTHS
                                                                          ENDED     PERIOD ENDED
                                        YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30, DECEMBER 31,
                                   ---------------------------------  ------------- ------------
                                     2001         2000        1999        1998         1997*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $  26.98     $  16.74     $  9.83     $ 11.32       $10.00
                                   --------     --------     -------     -------       ------
INCOME FROM INVESTMENT
 OPERATIONS--
  Net investment income (loss)        (0.12)(d)    (0.16)(d)   (0.08)      (0.02)       (0.07)(d)
  Net realized and unrealized
   gain (loss) on investments        (17.06)       10.40        6.99       (1.47)        1.99
                                   --------     --------     -------     -------       ------
   Total from investment
    operations                       (17.18)       10.24        6.91       (1.49)        1.92
                                   --------     --------     -------     -------       ------
LESS DISTRIBUTIONS--
  Dividends from net investment
   income                              0.00         0.00        0.00        0.00         0.00
  Distributions in excess of net
   investment income                   0.00         0.00        0.00        0.00        (0.01)
  Distributions from net realized
   capital gains                      (0.97)        0.00        0.00        0.00         0.00
  Distributions in excess of net
   realized capital gains              0.00         0.00        0.00        0.00        (0.59)
                                   --------     --------     -------     -------       ------
   Total distributions                (0.97)        0.00        0.00        0.00        (0.60)
                                   --------     --------     -------     -------       ------
Net asset value, end of period     $   8.83     $  26.98     $ 16.74     $  9.83       $11.32
                                   ========     ========     =======     =======       ======
Total return (%)(a)                   (65.2)        61.2        70.3       (13.2)        19.4
Net assets, end of period (000)    $124,479     $262,147     $81,132     $17,174       $3,893
Ratios to average net assets:
  Net expenses (%)(b)(c)               0.99         0.92        1.00        1.00         1.00
  Gross expenses (%)(c)                0.99         0.92        1.11        2.15         5.81
  Net investment income
   (loss) (%)(c)                      (0.74)       (0.62)      (0.80)      (0.53)       (0.65)
Portfolio turnover rate (%)             140          170         163         116          211

* From commencement of fund operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on July 31, 2000 through September 30,
   2000.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                       Retail Class                                 Admin Class
-------------------------------------------------------     ------------------------
                                 NINE MONTHS
                                    ENDED     PERIOD ENDED   YEAR ENDED    PERIOD ENDED
   YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30, DECEMBER 31,  SEPTEMBER 30,  SEPTEMBER 30,
------------------------------  ------------- ------------  -------------  -------------
 2001        2000        1999       1998         1997*          2001          2000**
-----------------------------------------------------------------------------------------

$ 26.74     $ 16.65     $ 9.80     $11.30        $10.00        $ 26.73        $23.67
-------     -------     ------     ------        ------        -------        ------

  (0.15)(d)   (0.24)(d)  (0.08)     (0.08)        (0.10)(d)      (0.17)(d)     (0.05)(d)

 (16.90)      10.33       6.93      (1.42)         1.99         (16.88)         3.11
-------     -------     ------     ------        ------        -------        ------

 (17.05)      10.09       6.85      (1.50)         1.89         (17.05)         3.06
-------     -------     ------     ------        ------        -------        ------

   0.00        0.00       0.00       0.00          0.00           0.00          0.00

   0.00        0.00       0.00       0.00          0.00           0.00          0.00

  (0.97)       0.00       0.00       0.00          0.00          (0.97)         0.00

   0.00        0.00       0.00       0.00         (0.59)          0.00          0.00
-------     -------     ------     ------        ------        -------        ------
  (0.97)       0.00       0.00       0.00         (0.59)         (0.97)         0.00
-------     -------     ------     ------        ------        -------        ------
$  8.72     $ 26.74     $16.65     $ 9.80        $11.30        $  8.71        $26.73
=======     =======     ======     ======        ======        =======        ======
  (65.3)       60.6       69.9      (13.3)         19.2          (65.3)         12.9
$50,197     $69,416     $6,032     $1,057        $1,139        $ 1,261        $    0

   1.25        1.23       1.25       1.25          1.25           1.50          1.50
   1.26        1.23       1.80       3.70          7.82           3.56          1.50

  (1.01)      (0.92)     (1.04)     (0.80)        (0.94)         (1.29)        (1.16)
    140         170        163        116           211            140           170



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
SMALL CAP VALUE FUND

                                                                 Institutional Class
                                                          --------------------------------

                                                                     YEAR ENDED
                                                                    SEPTEMBER 30,
                                                          --------------------------------
                                                            2001        2000        1999
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  20.42    $  17.33    $  15.60
                                                          --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                               0.16 (d)     0.14(d)     0.16
  Net realized and unrealized gain (loss) on investments      0.60        3.36        1.83
                                                          --------    --------    --------
   Total from investment operations                           0.76        3.50        1.99
                                                          --------    --------    --------
LESS DISTRIBUTIONS--
  Dividends from net investment income                       (0.20)      (0.14)      (0.12)
  Distributions from net realized capital gains              (1.09)      (0.27)      (0.14)
                                                          --------    --------    --------
   Total distributions                                       (1.29)      (0.41)      (0.26)
                                                          --------    --------    --------
Net asset value, end of period                            $  19.89    $  20.42    $  17.33
                                                          ========    ========    ========
Total return (%)(a)                                            3.9        20.7        12.8
Net assets, end of period (000)                           $215,439    $214,919    $301,496
Ratios to average net assets:
  Net expenses (%)(b)(c)                                      0.98        0.93        0.90
  Gross expenses (%)(c)                                       0.98        0.93        0.90
  Net investment income (loss) (%)(c)                         0.76        0.76        0.87
Portfolio turnover rate (%)                                     98         102         113

(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

               Institutional Class                 Retail Class
        --------------------------------  -----------------------------
         NINE MONTHS
            ENDED         YEAR ENDED                YEAR ENDED
        SEPTEMBER 30,    DECEMBER 31,             SEPTEMBER 30,
        ------------- ------------------  -----------------------------
            1998        1997      1996     2001       2000       1999
        -----------------------------------------------------------------
          $  18.62    $  17.39  $  15.33  $ 20.38    $ 17.28    $ 15.57
          --------    --------  --------  -------    -------    -------

              0.12        0.17      0.11    0.11 (d)   0.10 (d)    0.09
             (3.14)       4.26      4.47     0.60       3.36       1.84
          --------    --------  --------  -------    -------    -------
             (3.02)       4.43      4.58     0.71       3.46       1.93
          --------    --------  --------  -------    -------    -------

              0.00       (0.15)    (0.11)   (0.15)     (0.09)     (0.08)
              0.00       (3.05)    (2.41)   (1.09)     (0.27)     (0.14)
          --------    --------  --------  -------    -------    -------
              0.00       (3.20)    (2.52)   (1.24)     (0.36)     (0.22)
          --------    --------  --------  -------    -------    -------
          $  15.60    $  18.62  $  17.39  $ 19.85    $ 20.38    $ 17.28
          ========    ========  ========  =======    =======    =======
             (16.2)       26.0      30.4      3.6       20.4       12.4
          $296,116    $245,177  $163.625  $97,544    $92,698    $75,302

              0.92        0.94      1.19     1.22       1.17       1.20
              0.92        0.94      1.19     1.22       1.17       1.20
              1.04        0.97      0.80     0.51       0.53       0.57
                78          94        73       98        102        113



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
SMALL CAP VALUE FUND [CONTINUED]

                                                                 Retail Class
                                                          -----------------------
                                                           NINE MONTHS
                                                              ENDED     PERIOD ENDED
                                                          SEPTEMBER 30, DECEMBER 31,
                                                          ------------- ------------
                                                              1998         1997*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 18.62      $ 17.39
                                                             -------      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  0.10        0.15 (d)
  Net realized and unrealized gain (loss) on investments       (3.15)        4.21
                                                             -------      -------
   Total from investment operations                            (3.05)        4.36
                                                             -------      -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          0.00        (0.08)
  Distributions from net realized capital gains                 0.00        (3.05)
                                                             -------      -------
   Total distributions                                          0.00        (3.13)
                                                             -------      -------
Net asset value, end of period                               $ 15.57      $ 18.62
                                                             =======      =======
Total return (%)(a)                                            (16.4)        25.6
Net assets, end of period (000)                              $54,060      $34,353
Ratios to average net assets:
  Net expenses (%)(b)(c)                                        1.19         1.25
  Gross expenses (%)(c)                                         1.19         1.35
  Net investment income (loss) (%)(c)                           0.79         0.79
Portfolio turnover rate (%)                                       78           94

* From commencement of class operations on January 2, 1997 through December 31, 1997.
**From commencement of class operations on January 2, 1998 through September
  30, 1998.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                                  Admin Class
                  ------------------------------------------

                                                PERIOD ENDED
                    YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                  ----------------------------  -------------
                   2001       2000       1999      1998**
                  --------------------------------------------
                  $ 20.34    $ 17.24    $15.54     $18.62
                  -------    -------    ------     ------

                    0.05 (d)   0.04 (d)   0.04       0.03
                     0.60       3.37      1.83      (3.11)
                  -------    -------    ------     ------
                     0.65       3.41      1.87      (3.08)
                  -------    -------    ------     ------

                    (0.10)     (0.04)    (0.03)      0.00
                    (1.09)     (0.27)    (0.14)      0.00
                  -------    -------    ------     ------
                    (1.19)     (0.31)    (0.17)      0.00
                  -------    -------    ------     ------
                  $ 19.80    $ 20.34    $17.24     $15.54
                  =======    =======    ======     ======
                      3.3       20.1      12.0      (16.5)
                  $16,471    $11,391    $4,863     $1,046

                     1.50       1.50      1.50       1.50
                     1.59       1.68      1.70       3.99
                     0.23       0.21      0.30       0.95
                       98        102       113         78



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
VALUE FUND

                                                              Institutional Class
                                                          ---------------------------

                                                            YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------
                                                           2001       2000     1999
---------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 15.12    $ 16.54  $ 16.85
                                                          -------    -------  -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                              0.14 (d)    0.17     0.22
  Net realized and unrealized gain (loss) on investments    (1.19)      0.41     1.53
                                                          -------    -------  -------
   Total from investment operations                         (1.05)      0.58     1.75
                                                          -------    -------  -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                      (0.17)     (0.15)   (0.24)
  Distributions from net realized capital gains              0.00      (1.85)   (1.82)
                                                          -------    -------  -------
   Total distributions                                      (0.17)     (2.00)   (2.06)
                                                          -------    -------  -------
Net asset value, end of period                            $ 13.90    $ 15.12  $ 16.54
                                                          =======    =======  =======
Total return (%)(a)                                          (7.1)       3.6     10.5
Net assets, end of period (000)                           $39,549    $38,792  $66,726
Ratios to average net assets:
  Net expenses (%)(b)(c)                                     0.85       0.85     0.78
  Gross expenses (%)(c)                                      0.96       0.89     0.78
  Net investment income (loss) (%)(c)                        0.87       0.87     1.20
Portfolio turnover rate (%)                                    90         73       59

(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

         Institutional Class
------------------------------------
 NINE MONTHS
    ENDED
SEPTEMBER 30,  YEAR ENDED DECEMBER 31,
-------------  ----------------------
    1998          1997         1996
---------------------------------------
   $ 17.64     $ 15.60      $ 14.57
   -------      -------      -------
      0.18        0.18         0.22
     (0.97)       4.32         2.83
   -------      -------      -------
     (0.79)       4.50         3.05
   -------      -------      -------
      0.00       (0.19)       (0.22)
      0.00       (2.27)       (1.80)
   -------      -------      -------
      0.00       (2.46)       (2.02)
   -------      -------      -------
   $ 16.85     $ 17.64      $ 15.60
   =======      =======      =======
      (4.5)       29.2         21.2
   $66,928     $63,303      $43,715
      0.79        0.84         1.13
      0.79        0.84         1.13
      1.36        1.12         1.44
        49          64           58



                                    [Graphic]
Loomis Sayles Equity Funds

Financial Highlights
WORLDWIDE FUND

                                                              Institutional Class
                                                          --------------------------

                                                           YEAR ENDED SEPTEMBER 30,
                                                          --------------------------
                                                           2001      2000      1999
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.93    $10.28    $ 8.79
                                                          ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                              0.65(d)   0.58(d)   0.50
  Net realized and unrealized gain (loss) on investments   (2.44)     4.02      1.82
                                                          ------    ------    ------
   Total from investment operations                        (1.79)     4.60      2.32
                                                          ------    ------    ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                     (0.35)    (0.48)    (0.44)
  Distributions from net realized capital gains            (3.31)    (0.47)    (0.39)
                                                          ------    ------    ------
   Total distributions                                     (3.66)    (0.95)    (0.83)
                                                          ------    ------    ------
Net asset value, end of period                            $ 8.48    $13.93    $10.28
                                                          ======    ======    ======
Total return (%)(a)                                        (15.0)     46.5      27.8
Net assets, end of period (000)                           $8,528    $9,748    $6,233
Ratios to average net assets:
  Net expenses (%)(b)(c)                                    1.00      1.00      1.00
  Gross expenses (%)(c)                                     2.58      2.48      3.46
  Net investment income (loss) (%)(c)                       6.85      4.26      5.07
Portfolio turnover rate (%)                                  160       183       165

* From commencement of class operations on May 1, 1996 through December 31,
  1996.
(a)Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b)The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)Annualized for periods less than one year.
(d)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

          Institutional Class
--------------------------------------
 NINE MONTHS
    ENDED      YEAR ENDED  PERIOD ENDED
SEPTEMBER 30, DECEMBER 31, DECEMBER 31,
------------- ------------ ------------
    1998          1997        1996*
----------------------------------------
   $ 9.86        $10.63       $10.00
   ------        ------       ------
     0.33          0.47         0.30
    (1.40)        (0.10)        0.63
   ------        ------       ------
    (1.07)         0.37         0.93
   ------        ------       ------
     0.00         (0.47)       (0.30)
     0.00         (0.67)        0.00
   ------        ------       ------
     0.00         (1.14)       (0.30)
   ------        ------       ------
   $ 8.79        $ 9.86       $10.63
   ======        ======       ======
    (10.9)          3.5          9.2
   $4,907        $5,597       $5,189
     1.00          1.00         1.00
     3.28          2.62         3.72
     4.37          3.89         4.62
       93           134           76



                                    [Graphic]
Loomis Sayles Equity Funds

Notes to Financial Statements
SEPTEMBER 30, 2001

1. Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

FIXED INCOME FUNDS                            EQUITY FUNDS
------------------                            ------------
Loomis Sayles Bond Fund                       Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund                Loomis Sayles Emerging Markets Fund
Loomis Sayles High Yield Fund                 Loomis Sayles Global Technology Fund
Loomis Sayles Intermediate Maturity Bond Fund Loomis Sayles Growth Fund
Loomis Sayles Investment Grade Bond Fund      Loomis Sayles International Equity Fund
Loomis Sayles Managed Bond Fund               Loomis Sayles Research Fund
Loomis Sayles Short-Term Bond Fund            Loomis Sayles Small Cap Growth Fund
Loomis Sayles U.S. Government Securities Fund Loomis Sayles Small Cap Value Fund
                                              Loomis Sayles Value Fund
                                               (formerly Loomis Sayles Core Value Fund)
                                              Loomis Sayles Worldwide Fund

The financial statements of the Fixed Income Funds are presented separately.

Effective February 1, 2001, the name of the Loomis Sayles Core Value Fund changed to the Loomis Sayles Value Fund.

The Value Fund and Worldwide Fund Retail Class Shares were reclassified into Institutional Shares on December 18, 2000. The Funds ceased offering the Retail Class Shares on October 2, 2000.

The Equity Funds (excluding the Research Fund, Value Fund and Worldwide Fund) offer Institutional and Retail Class shares. The Research, Value and Worldwide Funds offer Institutional Class shares. The Aggressive Growth, Growth, International Equity, Small Cap Growth, and Small Cap Value Funds also offer Admin Class shares. Each class of shares has an equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail and Admin Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

SEPTEMBER 30, 2001


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Equity Funds:

A. Security Valuation| Equity securities for which quotations are readily available are valued at their last sale price on the exchange or markets where primarily traded or, if there is no reported sale during the day, at the closing bid price. Long-term debt securities for which quotations are readily available are valued by a pricing service, approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. Repurchase Agreement| The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price including accrued interest. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price including accrued interest. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Translation and Foreign Investments| The books and records of each of the Funds (including those Funds that invest in foreign investments) are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss on investments.



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001


Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. Forward Foreign Currency Exchange Contracts| Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts to protect its investments against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contracts will fluctuate with changes in currency exchange rates. The contracts are marked-to-market daily using the forward currency exchange rates and the changes in market values are recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when a contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2001, there were no open forward foreign currency exchange contracts.

E. Security Transactions, Related Investment Income and Expenses| Security transactions are accounted for on the trade date (the date the buy or sell is

SEPTEMBER 30, 2001

executed). Dividend income is recorded on the ex-dividend date or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration, net of foreign withholding taxes, where applicable. Interest income is recorded on the accrual basis and increased by the accretion of discount. Included in interest income on the Growth and Small Cap Value Funds' Statements of Operations is other income of $14,030 and $70,099, respectively, from litigation settlements. In determining net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets. Investment income, realized and unrealized gains and losses, and the common expenses of a Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

F. Federal Income Taxes| Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

The capital loss carryforwards are intended to be used to offset future capital gains. At September 30, 2001, the following Funds had available capital loss carryforwards:

                  FUND                        AMOUNT   EXPIRES
                  ----                        ------   -------
                  Aggressive Growth Fund    $3,211,673  2009
                  Emerging Markets Fund        309,076  2009
                  Global Technology Fund     1,473,624  2008
                                               394,314  2009
                  Growth Fund                  523,423  2009
                  International Equity Fund  6,918,472  2009
                  Research Fund                 89,477  2009
                  Small Cap Growth Fund      4,346,866  2009
                  Worldwide Fund               238,412  2009

The Funds elected to defer net capital losses, noted below, as having been incurred in the following fiscal year.

                     FUND                        AMOUNT
                     ----                        ------
                     Aggressive Growth Fund    $88,845,750
                     Emerging Markets Fund         608,058
                     Global Technology Fund      6,140,467
                     Growth Fund                14,710,768
                     International Equity Fund  18,297,326
                     Research Fund                 945,345
                     Small Cap Growth Fund     143,907,994
                     Worldwide Fund              1,058,161



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001


G. Dividends and Distributions to Shareholders| Each Fund pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gains distributions, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to a Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, forward foreign currency transactions, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Distributions to shareholders are recorded on the ex-dividend date.

H. Redemption Fees| Shares held in Emerging Markets Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed.

2. Portfolio Security Transactions| The cost of purchases and proceeds from sales and maturities of securities other than short term investments for each Fund for the year ended September 30, 2001 were as follows:

FUND                       PURCHASES      SALES
----                       ---------      -----
Aggressive Growth Fund... $319,613,658 $285,570,650
Emerging Markets Fund....    4,986,387    4,767,991
Global Technology Fund...   13,940,473   16,385,837
Growth Fund..............   86,051,718   85,884,145
International Equity Fund  169,575,032  182,156,402
Research Fund............    9,024,183    6,760,573
Small Cap Growth Fund....  481,136,478  356,745,391
Small Cap Value Fund.....  313,927,094  315,094,085
Value Fund...............   39,717,309   37,470,119
Worldwide Fund...........   13,289,105   13,391,178

Purchases and sales of long-term U.S. Government securities occurred in the Worldwide Fund and totaled $182,541 and $0, respectively.

SEPTEMBER 30, 2001


3. Management Fees and Other Transactions with Affiliates| During the year ended September 30, 2001, the Funds incurred management fees payable to Loomis Sayles. Separate management agreements for each Fund in effect during the year ended September 30, 2001 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2002, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Funds, to the following percentage rate of each Fund's average daily net assets:

                                               MAXIMUM EXPENSE RATIOS
                                             --------------------------
                                  MANAGEMENT INSTITUTIONAL RETAIL ADMIN
        FUND                         FEES        CLASS     CLASS  CLASS
        ----                      ---------- ------------- ------ -----
        Aggressive Growth Fund...   0.75%        1.00%     1.25%  1.50%
        Emerging Markets Fund....   1.25%        2.25%     2.50%     --
        Global Technology Fund...   1.00%        1.50%     1.75%     --
        Growth Fund..............   0.50%        0.85%     1.10%  1.35%
        International Equity Fund   0.75%        1.00%     1.25%  1.50%
        Research Fund............   0.75%        1.15%        --     --
        Small Cap Growth Fund....   0.75%        1.00%     1.25%  1.50%
        Small Cap Value Fund.....   0.75%        1.00%     1.25%  1.50%
        Value Fund...............   0.50%        0.85%        --     --
        Worldwide Fund...........   0.75%        1.00%        --     --

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P, whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations group.

Retail and Admin Class shares are subject to distribution fees payable to Loomis Sayles Distributors L.P. (the "Distributor"), a subsidiary of Loomis Sayles at an annual rate of 0.25% of the relevant class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. Admin Class shares may pay an administrative fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares. Retail and Admin Class shares have exclusive voting rights with respect to their distribution plans.

The Institutional and Retail Class shares of the Funds may pay sub-transfer agency fees to brokers and other shareholder representatives with respect to such shares held in omnibus accounts by brokers or representatives for the benefit of their customers. These fees will not exceed the amounts that the Funds would expect to pay to the Fund's transfer agent if a transfer agent were to hold their customers' Fund shares directly. As of September 30, 2001, the following amounts were incurred under this arrangement:

                                           AMOUNTS
FUND                       SHARE CLASS      PAID
----                       -----------      ----
Aggressive Growth Fund Institutional Class $   488
Small Cap Growth Fund  Institutional Class  27,458
Small Cap Value Fund   Institutional Class  27,078



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001


Loomis Sayles charges the Funds an administrative fee related to Loomis Sayles' performance of certain accounting and administrative services. As of September 30, 2001, the following amounts were incurred by the Funds:

FUND                       AMOUNT
----                       ------
Aggressive Growth Fund... $ 36,273
Emerging Markets Fund....      951
Global Technology Fund...    2,131
Growth Fund..............   10,516
International Equity Fund   29,088
Research Fund............    1,466
Small Cap Growth Fund....   86,308
Small Cap Value Fund.....  110,469
Value Fund...............   13,809
Worldwide Fund...........    3,115

A. Trustees Fees and Expenses| The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Asset Management North America or their affiliates. Each independent Trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. Shareholders| At September 30, 2001, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan") and the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement and Loomis Sayles Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                    DEFINED
                          PENSION CONTRIBUTION
FUND                       PLAN      PLANS
----                       ----      -----
Aggressive Growth Fund... 113,677    513,385
Emerging Markets Fund....       0     35,810
Global Technology Fund... 114,679     38,987
Growth Fund.............. 452,097  1,897,656
International Equity Fund 749,679    471,926
Research Fund............       0    237,491
Small Cap Growth Fund.... 234,766    444,533
Small Cap Value Fund..... 438,629    673,019
Value Fund............... 407,561    620,448
Worldwide Fund........... 756,647    164,170

SEPTEMBER 30, 2001


4. Beneficial Interest| The following Funds have shareholders, each owning beneficially or of record 10% or more of the shares outstanding of a Fund as of September 30, 2001. The total percentage of the shares of each Fund held by such shareholders were as follows.

                       10% OR GREATER SHAREHOLDERS
                       ---------------------------
                           # OF           % OF
FUND                   SHAREHOLDERS    SHARES HELD
----                   ------------    -----------
Emerging Markets Fund.      1              44%
Global Technology Fund      1              16%
Research Fund.........      1              32%

5. Line of Credit| The Trust has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the year ended September 30, 2001, the Funds had no borrowings under the agreement.

6. Capital Share Transactions| The tables below summarize the transactions in Fund shares for the periods indicated:

                                      LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                               -------------------------------------------------
                                      YEAR ENDED               PERIOD ENDED
                                  SEPTEMBER 30, 2001        SEPTEMBER 30, 2000
                               ------------------------  -----------------------
                                 SHARES       AMOUNT      SHARES      AMOUNT
Institutional Class Shares       ------       ------      ------      ------
Issued from the sale of shares    503,193  $ 15,133,873  1,166,171  $ 47,463,571
Issued in connection with the
 reinvestment of distributions     19,999       653,953     29,485       838,267
Redeemed......................   (624,749)  (17,425,276)  (551,296)  (21,548,500)
                               ----------  ------------  ---------  ------------
Net change....................   (101,557) $ (1,637,450)   644,360  $ 26,753,338
                               ==========  ============  =========  ============
                                 SHARES       AMOUNT      SHARES      AMOUNT
Retail Class Shares              ------       ------      ------      ------
Issued from the sale of shares  3,084,098  $ 88,904,887  2,659,678  $115,539,153
Issued in connection with the
 reinvestment of distributions     47,308     1,532,767      3,146        89,009
Redeemed...................... (2,380,773)  (57,952,729)  (380,017)  (15,983,199)
                               ----------  ------------  ---------  ------------
Net change....................    750,633  $ 32,484,925  2,282,807  $ 99,644,963
                               ==========  ============  =========  ============
                                 SHARES       AMOUNT      SHARES*     AMOUNT*
Admin Class Shares               ------       ------      -------     -------
Issued from the sale of shares    199,331  $  4,028,681          5  $        190
Issued in connection with the
 reinvestment of distributions         17           560          0             0
Redeemed......................    (19,570)     (384,251)         0             0
                               ----------  ------------  ---------  ------------
Net change....................    179,778  $  3,644,990          5  $        190
                               ==========  ============  =========  ============

*From July 31, 2000 (commencement of class operations)



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001

                                                LOOMIS SAYLES EMERGING MARKETS FUND
                                              ---------------------------------------
                                                  YEAR ENDED          PERIOD ENDED
                                              SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                              ------------------  -------------------
                                              SHARES    AMOUNT    SHARES*   AMOUNT*
Institutional Class Shares                    ------    ------    -------   -------
Issued from the sale of shares...............  32,243  $ 374,035  258,695  $3,406,250
Issued in connection with the reinvestment of
 distributions...............................   4,847     61,504        0           0
Redeemed..................................... (58,300)  (573,120) (11,149)   (183,893)
                                              -------  ---------  -------  ----------
Net change................................... (21,210) $(137,581) 247,546  $3,222,357
                                              =======  =========  =======  ==========
                                              SHARES    AMOUNT    SHARES**  AMOUNT**
Retail Class Shares                           ------    ------    --------  --------
Issued from the sale of shares...............   3,240  $  35,500    1,799  $   30,216
Issued in connection with the reinvestment of
 distributions...............................      41        514        0           0
Redeemed.....................................     (40)      (490)       0           0
                                              -------  ---------  -------  ----------
Net change...................................   3,241  $  35,524    1,799  $   30,216
                                              =======  =========  =======  ==========

*From November 9, 1999 (commencement of operations).
** FromMay 9, 2000 (commencement of class operations).


                                     LOOMIS SAYLES GLOBAL TECHNOLOGY FUND
                                 --------------------------------------------
                                       YEAR ENDED            PERIOD ENDED
                                   SEPTEMBER 30, 2001     SEPTEMBER 30, 2000
                                 ---------------------  ---------------------
                                  SHARES     AMOUNT     SHARES*     AMOUNT*
  Institutional Class Shares      ------     ------     -------     -------
  Issued from the sale of shares  310,690  $ 2,334,085   730,784  $ 9,373,436
  Redeemed...................... (429,954)  (2,704,726) (126,138)  (1,727,964)
                                 --------  -----------  --------  -----------
  Net change.................... (119,264) $  (370,641)  604,646  $ 7,645,472
                                 --------  -----------  --------  -----------
                                  SHARES     AMOUNT     SHARES*     AMOUNT*
  Retail Class Shares            --------  -----------  --------  -----------
  Issued from the sale of shares   15,292  $   137,666   766,007  $10,212,388
  Redeemed...................... (313,099)  (2,208,637) (314,497)  (4,111,027)
                                 --------  -----------  --------  -----------
  Net change.................... (297,807) $(2,070,971)  451,510  $ 6,101,361
                                 ========  ===========  ========  ===========

*From January 31, 2000 (commencement of class operations).

SEPTEMBER 30, 2001


                                          LOOMIS SAYLES GROWTH FUND
                                ---------------------------------------------
                                      YEAR ENDED             PERIOD ENDED
                                  SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
                                ----------------------  ---------------------
                                 SHARES      AMOUNT     SHARES      AMOUNT
 Institutional Class Shares      ------      ------     ------      ------
 Issued from the sale of shares   651,050  $ 6,494,438   982,589  $13,739,510
 Issued in connection with the
  reinvestment of distributions 2,179,515   10,238,087   213,234    2,582,261
 Redeemed......................  (733,732)  (7,301,916) (701,344)  (9,865,685)
                                ---------  -----------  --------  -----------
 Net change.................... 2,096,833  $ 9,430,609   494,479  $ 6,456,086
                                =========  ===========  ========  ===========
                                 SHARES      AMOUNT     SHARES      AMOUNT
 Retail Class Shares            ---------  -----------  --------  -----------
 Issued from the sale of shares    11,389  $   129,212    30,092  $   403,759
 Issued in connection with the
  reinvestment of distributions    55,005      251,023     4,783       57,295
 Redeemed......................   (10,144)     (95,683)  (24,121)    (333,030)
                                ---------  -----------  --------  -----------
 Net change....................    56,250  $   284,552    10,754  $   128,024
                                =========  ===========  ========  ===========
                                 SHARES      AMOUNT     SHARES*     AMOUNT*
 Admin Class Shares             ---------  -----------  --------  -----------
 Issued from the sale of shares    46,571  $   392,224        11  $       164
 Issued in connection with the
  reinvestment of distributions       731        2,927         0            0
 Redeemed......................   (45,476)    (391,573)        0            0
                                ---------  -----------  --------  -----------
 Net change....................     1,826  $     3,578        11  $       164
                                =========  ===========  ========  ===========

*From July 31, 2000 (commencement of class operations).

                                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                               ---------------------------------------------------
                                      YEAR ENDED                PERIOD ENDED
                                  SEPTEMBER 30, 2001         SEPTEMBER 30, 2000
                               ------------------------  -------------------------
                                 SHARES       AMOUNT      SHARES        AMOUNT
Institutional Class Shares     ----------  ------------  ----------  -------------
Issued from the sale of shares  1,783,647  $ 24,075,338   6,141,651  $ 121,233,754
Issued in connection with the
 reinvestment of distributions    840,092     9,211,872     293,954      4,952,186
Redeemed...................... (3,186,426)  (42,536,690) (6,000,308)  (118,835,898)
                               ----------  ------------  ----------  -------------
Net change....................   (562,687) $ (9,249,480)    435,297  $   7,350,042
                               ==========  ============  ==========  =============
                                 SHARES       AMOUNT      SHARES        AMOUNT
Retail Class Shares            ----------  ------------  ----------  -------------
Issued from the sale of shares  1,189,335  $ 15,346,150   2,020,471  $  41,452,169
Issued in connection with the
 reinvestment of
 distributions................     68,198       712,905       3,717         62,151
Redeemed...................... (1,286,338)  (16,003,181) (1,720,414)   (32,735,343)
                               ----------  ------------  ----------  -------------
Net change....................    (28,805) $     55,874     303,774  $   8,778,977
                               ==========  ============  ==========  =============
                                 SHARES       AMOUNT      SHARES*       AMOUNT*
Admin Class Shares             ----------  ------------  ----------  -------------
Issued from the sale of shares    124,822  $  1,767,944          10  $         167
Issued in connection with the
 reinvestment of distributions     13,396       124,478           0              0
Redeemed......................    (26,846)     (333,057)          0              0
                               ----------  ------------  ----------  -------------
Net change....................    111,372  $  1,559,365          10  $         167
                               ==========  ============  ==========  =============

*From July 31, 2000 (commencement of class operations)



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001


                                        LOOMIS SAYLES RESEARCH FUND
                               ----------------------------------------------
                                      YEAR ENDED            PERIOD ENDED
                                  SEPTEMBER 30, 2001     SEPTEMBER 30, 2000
                               -----------------------  ---------------------
                                SHARES      AMOUNT      SHARES*    AMOUNT*
Institutional Class Shares     -------   -------------  ------- -------------
Issued from the sale of shares  418,621  $   3,371,934  332,974 $   3,417,087
Issued in connection with the
 reinvestment of
 distributions................    1,853         16,773        0             0
Redeemed...................... (133,993)      (997,345)       0             0
                               --------  -------------  ------- -------------
Net change....................  286,481  $   2,391,362  332,974 $   3,417,087
                               ========  =============  ======= =============

*From July 31, 2000 (commencement of operations).

                                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                               --------------------------------------------------
                                      YEAR ENDED               PERIOD ENDED
                                  SEPTEMBER 30, 2001        SEPTEMBER 30, 2000
                               ------------------------  ------------------------
                                 SHARES       AMOUNT      SHARES       AMOUNT
Institutional Class Shares       ------       ------      ------       ------
Issued from the sale of shares  8,257,954  $129,009,973   6,544,949  $168,973,667
Issued in connection with the
 reinvestment of
 distributions................    607,824     8,867,281           0             0
Redeemed...................... (4,490,271)  (67,346,115) (1,674,604)  (44,399,753)
                               ----------  ------------  ----------  ------------
Net change....................  4,375,507  $ 70,531,139   4,870,345  $124,573,914
                               ==========  ============  ==========  ============
                                 SHARES       AMOUNT      SHARES       AMOUNT
Retail Class Shares              ------       ------      ------       ------
Issued from the sale of shares  5,683,465  $ 95,293,818   2,592,120  $ 68,236,170
Issued in connection with the
 reinvestment of
 distributions................    262,109     3,619,447           0             0
Redeemed...................... (2,787,519)  (44,140,825)   (358,545)   (9,601,016)
                               ----------  ------------  ----------  ------------
Net change....................  3,158,055  $ 54,772,440   2,233,575  $ 58,635,154
                               ==========  ============  ==========  ============
                                 SHARES       AMOUNT      SHARES*      AMOUNT*
Admin Class Shares               ------       ------      -------      -------
Issued from the sale of shares    152,572  $  2,226,158           7  $        174
Issued in connection with the
 reinvestment of
 distributions................      3,623        31,778           0             0
Redeemed......................    (11,522)     (146,726)          0             0
                               ----------  ------------  ----------  ------------
Net change....................    144,673  $  2,111,210           7  $        174
                               ==========  ============  ==========  ============

*From July 31, 2000 (commencement of class operations).

SEPTEMBER 30, 2001

                                        LOOMIS SAYLES SMALL CAP VALUE FUND
                               ----------------------------------------------------
                                      YEAR ENDED                 YEAR ENDED
                                  SEPTEMBER 30, 2001         SEPTEMBER 30, 2000
                               ------------------------  --------------------------
                                 SHARES       AMOUNT       SHARES        AMOUNT
Institutional Class Shares....   ------       ------       ------        ------
Issued from the sale of shares  2,733,253  $ 57,274,299    3,190,066  $  59,944,936
Issued in connection with the.
reinvestment of distributions.    686,673    13,425,888      375,284      6,439,674
Redeemed...................... (3,111,125)  (65,038,822) (10,440,533)  (193,537,135)
                               ----------  ------------  -----------  -------------
Net change....................    308,801  $  5,661,365   (6,875,183) $(127,152,525)
                               ==========  ============  ===========  =============
                                 SHARES       AMOUNT       SHARES        AMOUNT
Retail Class Shares...........   ------       ------       ------        ------
Issued from the sale of shares  2,687,149  $ 56,114,946    2,528,175  $  45,649,528
Issued in connection with the
 reinvestment of
 distributions................    263,247     5,136,298      102,820      1,765,489
Redeemed...................... (2,584,614)  (53,473,174)  (2,440,517)   (44,447,741)
                               ----------  ------------  -----------  -------------
Net change....................    365,782  $  7,778,070      190,478  $   2,967,276
                               ==========  ============  ===========  =============
                                 SHARES       AMOUNT       SHARES        AMOUNT
Admin Class Shares............   ------       ------       ------        ------
Issued from the sale of shares    556,390  $ 11,675,978      398,777  $   7,378,041
Issued in connection with the
 reinvestment of
 distributions................     23,780       462,909        3,646         62,683
Redeemed......................   (308,550)   (6,455,496)    (124,340)    (2,321,148)
                               ----------  ------------  -----------  -------------
Net change....................    271,620  $  5,683,391      278,083  $   5,119,576
                               ==========  ============  ===========  =============

                                               LOOMIS SAYLES VALUE FUND
                                   -----------------------------------------------
                                         YEAR ENDED              YEAR ENDED
                                     SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
                                   ---------------------  ------------------------
                                   SHARES      AMOUNT       SHARES       AMOUNT
Institutional Class Shares         ------      ------       ------       ------
Issued from the sale of shares....  713,679  $11,027,548     550,258  $  8,139,639
Issued from the closing of
 Retail Class Shares..............   18,520      286,694           0             0
Issued in connection with the
 reinvestment of
 distributions....................   25,561      400,025     491,545     7,448,228
Redeemed.......................... (478,437)  (7,399,204) (2,510,635)  (36,184,566)
                                   --------  -----------  ----------  ------------
Net change........................  279,323  $ 4,315,063  (1,468,832) $(20,596,699)
                                   ========  ===========  ==========  ============
                                   SHARES*     AMOUNT*      SHARES       AMOUNT
Retail Class Shares                -------     -------      ------       ------
Issued from the sale of shares....    2,369  $    36,500      15,686  $    235,566
Issued in connection with the
 reinvestment of
 distributions....................      158        2,465       3,702        55,887
Redeemed..........................   (1,349)     (20,774)    (38,705)     (588,598)
Redeemed from the closing
 of Retail Class Shares...........  (18,556)    (286,694)          0             0
                                   --------  -----------  ----------  ------------
Net change........................  (17,378) $  (268,503)    (19,317) $   (297,145)
                                   ========  ===========  ==========  ============

*The Value Fund Retail Class liquidated on December 18, 2000.



                                    [Graphic]
Loomis Sayles Equity Funds

SEPTEMBER 30, 2001


                                          LOOMIS SAYLES WORLDWIDE FUND
                                    ----------------------------------------
                                         YEAR ENDED           YEAR ENDED
                                     SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                    -------------------  -------------------
                                    SHARES    AMOUNT     SHARES     AMOUNT
  Institutional Class Shares        ------    ------     ------     ------
  Issued from the sale of shares...  45,880  $  429,514   74,658  $1,047,957
  Issued from the closing of Retail
   Class Shares....................  83,837     780,527        0           0
  Issued in connection with the
   reinvestment of distributions... 274,557   2,619,237   48,902     580,451
  Redeemed......................... (98,649)   (924,695) (30,118)   (413,407)
                                    -------  ----------  -------  ----------
  Net change....................... 305,625  $2,904,583   93,442  $1,215,001
                                    =======  ==========  =======  ==========
                                    SHARES*   AMOUNT*    SHARES     AMOUNT
  Retail Class Shares               -------   -------    ------     ------
  Issued from the sale of shares...   8,045  $   91,281   56,422  $  799,135
  Issued in connection with the
   reinvestment of distributions...  24,389     231,591      989      11,700
  Redeemed......................... (11,679)   (130,066)  (7,661)   (105,323)
  Redeemed from the closing of
   Retail Class Shares............. (84,018)   (780,527)       0           0
                                    -------  ----------  -------  ----------
  Net change....................... (63,263) $ (587,721)  49,750  $  705,512
                                    =======  ==========  =======  ==========

*The Worldwide Fund Retail Class liquidated on December 18, 2000.

7. Change in Accounting Principle| In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require funds to amortize premiums and discounts for fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss.

Report of Independent Accountants

To the Board of Trustees and Shareholders of the Loomis Sayles Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Equity Funds (consisting of the Loomis Sayles Aggressive Growth Fund, Emerging Markets Fund, Global Technology Fund, Growth Fund, International Equity Fund, Research Fund, Small Cap Growth Fund, Small Cap Value Fund, Value Fund (formerly Core Value Fund) and Worldwide Fund) (collectively, the "Funds") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 2001



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Loomis Sayles Equity Funds

2001 U.S. Tax and Distribution Information to Shareholders (Unaudited)


Foreign Tax Credits| The International Equity Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended September 30, 2001, the total amount of foreign taxes that will be passed through to shareholders and the foreign source income for information reporting purposes will be $129,557 and $1,137,286, respectively.

Capital Gains Distributions| Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2001:

                    FUND                      DOLLAR AMOUNT
                    ----                      -------------
                    Aggressive Growth Fund     $ 1,989,045
                    Growth Fund                  5,102,260
                    International Equity Fund    1,787,621
                    Small Cap Growth Fund       14,245,287
                    Small Cap Value Fund           887,997
                    Worldwide Fund                 252,333

Corporate Dividends Received Deduction| For the fiscal year ended September 30, 2001, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                             QUALIFYING
                        FUND                 PERCENTAGE
                        ----                 ----------
                        Research Fund           59.17%
                        Small Cap Value Fund    20.39%
                        Value Fund             100.00%
                        Worldwide Fund           2.50%

Supplemental Information

                          LOOMIS SAYLES RESEARCH FUND
                                 (THE "FUND")
                   SUPPLEMENT DATED NOVEMBER 30, 2001 TO THE
                EQUITY FUNDS PROSPECTUS DATED FEBRUARY 1, 2001

The Board of Trustees of Loomis Sayles Funds (the "Board") has approved, the creation of a new Retail Class of shares of the Fund. Retail Class shares of the Fund will be identical to Retail Class shares of the other Loomis Sayles Funds with respect to procedures for purchase, redemption or exchange, and will be subject to a distribution fee at an annual rate of up to 0.25% of the net assets attributable to the Fund's Retail Class shares.

In addition, the Board recently approved an amendment to the Fund's advisory agreement lowering the advisory fee to 0.50% of the Fund's net assets.

As a result of these changes, the following information replaces the information for the Loomis Sayles Research Fund in the "Table of Annual Fund Operating Expenses" on page 25 of the prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                            TOTAL      FEE
                                                           ANNUAL    WAIVER/
                         MANAGEMENT DISTRIBUTION  OTHER   OPERATING REIMBURSE-   NET
LOOMIS SAYLES FUND/CLASS    FEE         FEE      EXPENSES EXPENSES     MENT    EXPENSES
----------------------------------------------------------------------------------------
 RESEARCH FUND*
  Institutional Class      0.50%        None      2.70%     3.20%     2.35%     0.85%
   Retail Class            0.50%       0.25%      4.03%     4.78%     3.68%     1.10%

EXAMPLE


         FUND/CLASS                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
         --------------------------------------------------------------
         LOOMIS SAYLES RESEARCH FUND**
           Institutional Class          $ 87  $  765    N/A     N/A
           Retail Class                 $112  $1,108

 * Other expenses for the Research Fund are based on estimated amounts for the current fiscal year.
 ** Expenses shown for each Class include the fee waiver/reimbursement for the first year of each period.

The following information replaces the column regarding the Loomis Sayles Research Fund on page 37 of the prospectus.


                                                 MANAGEMENT
                     FUND                           FEE
                     ---------------------------------------
                     Loomis Sayles Research Fund   0.50%***

 ***Reflects a contractual reduction effective November 30, 2001. Prior to that date, the management fee rate was 0.75%.



                                    [Graphic]
Loomis Sayles Equity Funds

[LOGO] Loomis Sayles

LOOMIS SAYLES FUNDS
One Financial Center
Boston, MA 02111

Telephone: (800) 633-3330
www.loomissayles.com